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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSgA Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-3598

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: August 31

Date of reporting period: March 1, 2012 – May 31, 2012

Item 1.	Schedule of Investments

E Q U I T Y    F U N D S

Dynamic Small Cap Fund

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Quarterly Report

May 31, 2012

SSgA Funds

Equity Funds

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Dynamic Small Cap Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.6%
Consumer Discretionary - 21.2%
1-800-Flowers.com, Inc. Class A (Æ)(Ñ)	759	2
Aeropostale, Inc. (Æ)(Ñ)	2,744	51
AFC Enterprises, Inc. (Æ)(Ñ)	133	3
American Greetings Corp. Class A (Ñ)	3,179	45
America’s Car-Mart, Inc. (Æ)(Ñ)	50	2
Ameristar Casinos, Inc. (Ñ)	2,486	46
ANN, Inc. (Æ)(Ñ)	1,875	50
Arctic Cat, Inc. (Æ)(Ñ)	1,106	40
Asbury Automotive Group, Inc. (Æ)(Ñ)	1,104	29
Ascena Retail Group, Inc. (Æ)	3,173	60
Bally Technologies, Inc. (Æ)(Ñ)	459	21
Benihana, Inc. Class A (Ñ)	564	9
Biglari Holdings, Inc. (Æ)(Ñ)	34	13
Blyth, Inc. (Ñ)	313	23
Bob Evans Farms, Inc. (Ñ)	955	39
Bridgepoint Education, Inc. (Æ)(Ñ)	1,511	30
Buckle, Inc. (The)(Ñ)	733	29
Cabela’s, Inc. (Æ)(Ñ)	1,545	55
Carter’s, Inc. (Æ)(Ñ)	41	2
CEC Entertainment, Inc. (Ñ)	1,196	42
Charming Shoppes, Inc. (Æ)	3,292	24
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	1,874	61
Churchill Downs, Inc. (Ñ)	197	12
Cinemark Holdings, Inc. (Ñ)	2,728	63
Coinstar, Inc. (Æ)(Ñ)	977	60
Conn’s, Inc. (Æ)(Ñ)	70	1
Cooper Tire & Rubber Co.	1,847	29
Corinthian Colleges, Inc. (Æ)	4,366	12
Cost Plus, Inc. (Æ)	974	22
Cracker Barrel Old Country Store, Inc. (Ñ)	861	53
CSS Industries, Inc.	564	11
Dana Holding Corp. (Ñ)	3,720	50
Denny’s Corp. (Æ)(Ñ)	2,600	11
Dillard’s, Inc. Class A	334	22
DineEquity, Inc. (Æ)(Ñ)	982	47
Domino’s Pizza, Inc.	291	9
Einstein Noah Restaurant Group, Inc. (Ñ)	153	3
Express, Inc. (Æ)(Ñ)	1,542	29
Fred’s, Inc. Class A (Ñ)	1,631	22
Genesco, Inc. (Æ)	135	9
GNC Holdings, Inc. Class A	57	2
Grand Canyon Education, Inc. (Æ)	594	11
Group 1 Automotive, Inc. (Ñ)	929	49
Helen of Troy, Ltd. (Æ)	1,084	34
Hot Topic, Inc. (Ñ)	1,128	11
Interval Leisure Group, Inc.	126	2
ITT Educational Services, Inc. (Æ)(Ñ)	83	5
Jones Group, Inc. (The) (Ñ)	3,908	38
Journal Communications, Inc. Class A (Æ)(Ñ)	1,887	8
Kirkland’s, Inc. (Æ)(Ñ)	69	1
Knology, Inc. (Æ)	112	2
Lamar Advertising Co. Class A (Æ)(Ñ)	756	19
La-Z-Boy, Inc. (Æ)(Ñ)	2,496	35
LeapFrog Enterprises, Inc. Class A (Æ)	146	2
LIN TV Corp. Class A (Æ)(Ñ)	1,584	5
Luby’s, Inc. (Æ)(Ñ)	189	1
Madison Square Garden Co. (The) Class A (Æ)(Ñ)	598	22
Marcus Corp. (Ñ)	784	10
Men’s Wearhouse, Inc. (The) (Ñ)	1,551	56
Multimedia Games Holding Co., Inc. (Æ)	799	10
National CineMedia, Inc. (Ñ)	3,419	46
New York Times Co. (The) Class A (Æ)(Ñ)	7,808	52
Oxford Industries, Inc. (Ñ)	882	41
Papa John’s International, Inc. (Æ)	945	44
Penske Automotive Group, Inc. (Ñ)	1,941	48
Pier 1 Imports, Inc. (Ñ)	3,458	56
Pool Corp. (Ñ)	774	29
Red Robin Gourmet Burgers, Inc. (Æ)	62	2
Regis Corp. (Ñ)	122	2
Rent-A-Center, Inc. Class A (Ñ)	1,084	36
RG Barry Corp. (Ñ)	189	2
Ruth’s Hospitality Group, Inc. (Æ)(Ñ)	3,500	23
Saga Communications, Inc. Class A (Æ)(Ñ)	65	2
Scholastic Corp. (Ñ)	1,349	36
Sealy Corp. (Æ)(Ñ)	1,110	2
Select Comfort Corp. (Æ)	443	12
Shuffle Master, Inc. (Æ)	125	2
Sinclair Broadcast Group, Inc. Class A (Ñ)	2,520	20
Sonic Automotive, Inc. Class A (Ñ)	2,545	38
Standard Motor Products, Inc. (Ñ)	533	7
Steinway Musical Instruments, Inc. (Æ)(Ñ)	90	2
Strayer Education, Inc. (Ñ)	289	26
Superior Industries International, Inc. (Ñ)	115	2
Tenneco, Inc. (Æ)(Ñ)	1,226	33
Texas Roadhouse, Inc. Class A	2,927	53
Thor Industries, Inc. (Ñ)	178	5
Town Sports International Holdings, Inc. (Æ)	90	1
Universal Electronics, Inc. (Æ)(Ñ)	57	1
Valassis Communications, Inc. (Æ)(Ñ)	1,402	28
VOXX International Corp. Class A (Æ)(Ñ)	1,409	14
West Marine, Inc. (Æ)(Ñ)	95	1

		2,130

Consumer Staples - 6.1%
Alico, Inc. (Ñ)	295	7
Andersons, Inc. (The) (Ñ)	1,094	48

Dynamic Small Cap Fund      3

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cal-Maine Foods, Inc. (Ñ)	1,288	46
Casey’s General Stores, Inc. (Ñ)	1,164	66
Coca-Cola Bottling Co. Consolidated(Ñ)	381	23
Darling International, Inc. (Æ)(Ñ)	3,634	51
Harbinger Group, Inc. (Æ)(Ñ)	430	2
Nash Finch Co. (Ñ)	433	9
Nu Skin Enterprises, Inc. Class A (Ñ)	1,295	56
Pantry, Inc. (The)(Æ)(Ñ)	996	13
Prestige Brands Holdings, Inc. (Æ)(Ñ)	3,292	45
Revlon, Inc. Class A (Æ)(Ñ)	136	2
Rite Aid Corp. (Æ)(Ñ)	32,481	42
Roundy’s, Inc. (Ñ)	182	2
Spartan Stores, Inc. (Ñ)	500	8
Spectrum Brands Holdings, Inc. (Æ)	1,252	43
Susser Holdings Corp. (Æ)	505	15
Universal Corp. (Ñ)	1,162	53
USANA Health Sciences, Inc. (Æ)(Ñ)	528	21
Village Super Market, Inc. Class A (Ñ)	330	8
Weis Markets, Inc. (Ñ)	1,123	49

		609

Energy - 4.9%
C&J Energy Services, Inc. (Æ)(Ñ)	2,594	46
Callon Petroleum Co. (Æ)(Ñ)	1,251	5
Crosstex Energy, Inc. (Ñ)	3,516	48
Delek US Holdings, Inc. (Ñ)	3,132	51
Energy XXI Bermuda, Ltd. (Ñ)	2,175	68
Hallador Energy Co.	600	4
Helix Energy Solutions Group, Inc. (Æ)	3,444	59
Matrix Service Co. (Æ)(Ñ)	579	6
REX American Resources Corp. (Æ)(Ñ)	73	1
Stone Energy Corp. (Æ)	1,997	47
Targa Resources Corp.	1,133	50
Vaalco Energy, Inc. (Æ)(Ñ)	2,051	18
W&T Offshore, Inc. (Ñ)	2,407	37
Western Refining, Inc.	2,859	55

		495

Financials - 22.8%
Allied World Assurance Co. Holdings AG(Ñ)	286	22
American Capital Mortgage Investment Corp. (Ñ)(ö)	630	15
American Equity Investment Life Holding Co. (Ñ)	4,029	43
Ameris Bancorp(Æ)	2,063	23
Apollo Commercial Real Estate Finance, Inc. (Ñ)(ö)	583	9
Apollo Residential Mortgage, Inc.	436	8
Associated Banc-Corp. (Ñ)	1,662	21
Bancfirst Corp. (Ñ)	923	35
BancorpSouth, Inc. (Ñ)	162	2
Bank Mutual Corp. (Ñ)	1,911	7
Bank of Kentucky Financial Corp.	93	2
Banner Corp.	1,753	34
BBCN Bancorp, Inc. (Æ)	191	2
Berkshire Hills Bancorp, Inc. (Ñ)	98	2
Calamos Asset Management, Inc. Class A (Ñ)	2,050	22
CBL & Associates Properties, Inc. (Ñ)(ö)	3,782	66
Chesapeake Lodging Trust (ö)	2,299	42
Citizens & Northern Corp. (Ñ)	1,246	22
City Holding Co. (Ñ)	303	10
City National Corp. (Ñ)	412	21
CNO Financial Group, Inc. (Ñ)	7,774	53
CoBiz Financial, Inc. (Ñ)	324	2
Community Trust Bancorp, Inc. (Ñ)	212	7
Coresite Realty Corp. Class A (Ñ)(ö)	417	10
Credit Acceptance Corp. (Æ)(Ñ)	509	43
Diamond Hill Investment Group, Inc. (Ñ)	31	2
Doral Financial Corp. (Æ)(Ñ)	618	1
Duff & Phelps Corp. Class A (Ñ)	3,120	44
Extra Space Storage, Inc. (Ñ)(ö)	72	2
FBL Financial Group, Inc. Class A	1,472	38
Financial Institutions, Inc. (Ñ)	1,622	27
First American Financial Corp.	3,625	57
First Busey Corp. (Ñ)	451	2
First Community Bancshares, Inc. (Ñ)	82	1
First Defiance Financial Corp.	132	2
First Financial Holdings, Inc. (Ñ)	101	1
First Industrial Realty Trust, Inc. (Æ)(ö)	4,413	53
First Merchants Corp. (Ñ)	3,080	36
FirstMerit Corp. (Ñ)	3,674	58
Fortegra Financial Corp. (Æ)(Ñ)	271	2
FXCM, Inc. Class A	1,523	16
Gain Capital Holdings, Inc. (Ñ)	721	4
German American Bancorp, Inc.	1,165	21
Hanmi Financial Corp. Class A (Æ)(Ñ)	2,798	26
HCC Insurance Holdings, Inc. (Ñ)	676	21
Heritage Commerce Corp. (Æ)(Ñ)	5,365	33
Heritage Financial Corp. (Ñ)	81	1
Horace Mann Educators Corp. (Ñ)	2,882	49
Hospitality Properties Trust (Ñ)(ö)	791	19
Independence Holding Co. (Ñ)	935	9
International. FCStone, Inc. (Æ)	53	1
Kansas City Life Insurance Co.	70	2
LaSalle Hotel Properties (Ñ)(ö)	2,334	64
MainSource Financial Group, Inc. (Ñ)	191	2
Manning & Napier, Inc. Class A (Ñ)	77	1
Marlin Business Services Corp.	78	1
Meadowbrook Insurance Group, Inc. (Ñ)	3,827	34
Metro Bancorp, Inc. (Æ)	192	2

4      Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mission West Properties, Inc. (Ñ)(ö)	1,996	17
Monmouth Real Estate Investment Corp. Class A (ö)	228	2
National Bankshares, Inc. (Ñ)	857	25
National Financial Partners Corp. (Æ)(Ñ)	3,295	44
National Western Life Insurance Co. Class A	17	2
Nelnet, Inc. Class A (Ñ)	1,949	46
Newcastle Investment Corp. (Ñ)(ö)	8,077	54
Nicholas Financial, Inc.	169	2
NorthStar Realty Finance Corp. (Ñ)(ö)	209	1
Omega Healthcare Investors, Inc. (Ñ)(ö)	2,714	57
One Liberty Properties, Inc. (ö)	61	1
Pennsylvania Real Estate Investment Trust (ö)	3,415	43
Peoples Bancorp, Inc.	129	2
PHH Corp. (Æ)(Ñ)	3,331	55
Pinnacle Financial Partners, Inc. (Æ)(Ñ)	122	2
Presidential Life Corp.	1,246	11
Primerica, Inc.	2,039	49
PrivateBancorp, Inc. Class A (Ñ)	4,061	60
ProAssurance Corp. (Ñ)	714	63
Protective Life Corp. (Ñ)	763	20
PS Business Parks, Inc. (Ñ)(ö)	853	56
Pzena Investment Management, Inc. Class A (Ñ)	260	1
Ramco-Gershenson Properties Trust (Ñ)(ö)	565	7
Renasant Corp. (Ñ)	352	5
Republic Bancorp, Inc. Class A (Ñ)	1,590	34
Sabra Health Care REIT, Inc. (Ñ)(ö)	3,004	43
Sovran Self Storage, Inc. (Ñ)(ö)	968	48
StellarOne Corp. (Ñ)	1,998	24
Stewart Information Services Corp. (Ñ)	1,160	16
Suffolk Bancorp (Æ)(Ñ)	1,233	15
Sunstone Hotel Investors, Inc. (Æ)(Ñ)(ö)	5,849	59
Susquehanna Bancshares, Inc.	213	2
SVB Financial Group (Æ)(Ñ)	1,092	65
SWS Group, Inc. (Æ)(Ñ)	797	5
Symetra Financial Corp.	4,379	50
Synovus Financial Corp. (Ñ)	5,274	10
Territorial Bancorp, Inc. (Ñ)	54	1
UMH Properties, Inc. (ö)	204	2
Umpqua Holdings Corp. (Ñ)	168	2
Union First Market Bankshares Corp. (Ñ)	2,263	32
Universal Health Realty Income Trust (Ñ)(ö)	29	1
Universal Insurance Holdings, Inc. (Ñ)	4,082	14
Virginia Commerce Bancorp, Inc. (Æ)(Ñ)	3,464	29
Virtus Investment Partners, Inc. (Æ)	26	2
Waddell & Reed Financial, Inc. Class A (Ñ)	685	20
Walker & Dunlop, Inc. (Æ)(Ñ)	180	2
Washington Banking Co.	2,148	29
Wilshire Bancorp, Inc. (Æ)(Ñ)	469	2
World Acceptance Corp. (Æ)(Ñ)	32	2

		2,289

Health Care - 7.3%
Almost Family, Inc. (Æ)(Ñ)	720	16
Amedisys, Inc. (Æ)(Ñ)	2,279	25
Amsurg Corp. Class A (Æ)	1,876	51
Analogic Corp.	33	2
Assisted Living Concepts, Inc. Class A (Ñ)	538	7
Bio-Reference Labs, Inc. (Æ)(Ñ)	99	2
Cambrex Corp. (Æ)	1,499	11
Cantel Medical Corp.	96	2
Centene Corp. (Æ)(Ñ)	1,444	52
Chemed Corp. (Ñ)	886	49
Community Health Systems, Inc. (Æ)(Ñ)	878	19
CONMED Corp. (Ñ)	1,734	47
CryoLife, Inc. (Æ)(Ñ)	1,154	5
Cynosure, Inc. Class A (Æ)	127	3
DynaVox, Inc. Class A (Æ)(Ñ)	1,510	2
Ensign Group, Inc. (The)	82	2
eResearchTechnology, Inc. (Æ)	143	1
HealthSouth Corp. (Æ)(Ñ)	99	2
Jazz Pharmaceuticals PLC (Æ)(Ñ)	42	2
Lincare Holdings, Inc. (Ñ)	217	5
MedAssets, Inc. (Æ)	166	2
Medical Action Industries, Inc. (Æ)(Ñ)	426	2
Medtox Scientific, Inc. (Æ)(Ñ)	66	1
Molina Healthcare, Inc. (Æ)(Ñ)	1,936	49
Obagi Medical Products, Inc. (Æ)(Ñ)	604	8
Orthofix International NV (Æ)	1,305	50
Par Pharmaceutical Cos., Inc. (Æ)	51	2
PDL BioPharma, Inc. (Ñ)	8,222	53
PerkinElmer, Inc. (Ñ)	781	21
Pozen, Inc. (Æ)(Ñ)	178	1
Providence Service Corp. (The) (Æ)(Ñ)	867	12
RTI Biologics, Inc. (Æ)	2,580	9
Select Medical Holdings Corp. (Æ)(Ñ)	6,051	56
Skilled Healthcare Group, Inc. Class A (Æ)(Ñ)	300	2
Spectranetics Corp. (Æ)(Ñ)	218	2
Sun Healthcare Group, Inc. (Æ)(Ñ)	2,630	13
SurModics, Inc. (Æ)(Ñ)	146	2
Team Health Holdings, Inc. (Æ)(Ñ)	2,334	53
Triple-S Management Corp. Class B (Æ)(Ñ)	1,273	22
WellCare Health Plans, Inc. (Æ)	1,113	63
Young Innovations, Inc.	37	1

		729

Dynamic Small Cap Fund      5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 19.4%
ABM Industries, Inc. (Ñ)	2,364	51
ACCO Brands Corp. (Æ)(Ñ)	4,039	37
Actuant Corp. Class A (Ñ)	2,139	56
Acuity Brands, Inc. (Ñ)	1,105	60
Alamo Group, Inc.	265	8
Alaska Air Group, Inc. (Æ)(Ñ)	1,923	66
Amerco, Inc. (Ñ)	506	43
AO Smith Corp.	46	2
Argan, Inc. (Ñ)	419	6
Avis Budget Group, Inc. (Æ)(Ñ)	136	2
AZZ, Inc. (Ñ)	41	2
Barrett Business Services, Inc. (Ñ)	567	11
Beacon Roofing Supply, Inc. (Æ)(Ñ)	2,145	53
Brink’s Co. (The)	89	2
Cascade Corp. (Ñ)	489	24
CDI Corp. (Ñ)	434	7
Columbus McKinnon Corp. (Æ)	141	2
Corporate Executive Board Co. (The)	264	10
Courier Corp.	1,006	11
Deluxe Corp. (Ñ)	2,376	55
Dollar Thrifty Automotive Group, Inc. (Æ)	819	67
DXP Enterprises, Inc. (Æ)	1,178	55
EMCOR Group, Inc.	2,242	61
EnerSys (Æ)(Ñ)	1,710	56
EnPro Industries, Inc. (Æ)(Ñ)	1,276	49
Flow International Corp. (Æ)(Ñ)	557	2
Franklin Electric Co., Inc.	549	27
GenCorp, Inc. (Æ)(Ñ)	1,377	8
Generac Holdings, Inc. (Æ)(Ñ)	2,084	52
Gibraltar Industries, Inc. (Æ)(Ñ)	975	10
Granite Construction, Inc. (Ñ)	1,892	43
ICF International, Inc. (Æ)(Ñ)	771	17
Insperity, Inc.	1,669	42
Intersections, Inc. (Ñ)	908	10
JetBlue Airways Corp. (Æ)(Ñ)	11,605	61
Kadant, Inc. (Æ)	400	9
Kimball International, Inc. Class B (Ñ)	1,560	11
Landstar System, Inc. (Ñ)	398	21
LB Foster Co. Class A	434	12
Lennox International, Inc. (Ñ)	501	22
Marten Transport, Ltd. (Ñ)	102	2
Meritor, Inc. (Æ)(Ñ)	6,304	34
Michael Baker Corp. (Æ)(Ñ)	449	10
Middleby Corp. (Æ)(Ñ)	607	62
Mine Safety Appliances Co. (Ñ)	52	2
NACCO Industries, Inc. Class A	459	48
Navigant Consulting, Inc. (Æ)(Ñ)	3,604	43
NCI Building Systems, Inc. (Æ)	616	6
Old Dominion Freight Line, Inc. (Æ)(Ñ)	1,356	59
On Assignment, Inc. (Æ)(Ñ)	127	2
Oshkosh Corp. (Æ)(Ñ)	247	5
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,795	33
Primoris Services Corp. (Ñ)	2,993	36
RailAmerica, Inc. (Æ)	95	2
Republic Airways Holdings, Inc. (Æ)(Ñ)	3,022	16
Saia, Inc. (Æ)(Ñ)	67	2
Sauer-Danfoss, Inc.	1,053	38
Spirit Airlines, Inc. (Æ)	2,335	48
Standard Parking Corp. (Æ)(Ñ)	56	1
Standex International Corp. (Ñ)	300	12
Swift Transportation Co. Class A (Æ)(Ñ)	4,520	48
TAL International Group, Inc.	53	2
Teledyne Technologies, Inc. (Æ)(Ñ)	1,055	63
TMS International Corp. Class A (Æ)(Ñ)	92	1
Toro Co. (The)	304	23
Trex Co., Inc. (Æ)	72	2
Trimas Corp. (Æ)	2,121	43
TrueBlue, Inc. (Æ)	2,874	43
UniFirst Corp.	857	49
United Rentals, Inc. (Æ)	50	2
URS Corp.	539	20
US Ecology, Inc.	52	1
Valmont Industries, Inc. (Ñ)	181	21
VSE Corp. (Ñ)	92	2
WESCO International, Inc. (Æ)(Ñ)	333	20

		1,944

Information Technology - 12.4%
ACI Worldwide, Inc. (Æ)	54	2
Acxiom Corp. (Æ)	3,870	54
Amkor Technology, Inc. (Æ)(Ñ)	8,190	39
Anixter International, Inc. (Ñ)	882	51
CACI International, Inc. Class A (Æ)(Ñ)	958	41
Cadence Design Systems, Inc. (Æ)(Ñ)	1,905	19
Dice Holdings, Inc. (Æ)(Ñ)	213	2
Diebold, Inc.	559	21
DST Systems, Inc.	382	20
EarthLink, Inc. (Ñ)	6,534	53
Ebix, Inc. (Ñ)	2,205	38
Electro Rent Corp.	123	2
ePlus, Inc. (Æ)(Ñ)	300	9
Extreme Networks (Æ)(Ñ)	597	2
Fair Isaac Corp.	1,617	66
FleetCor Technologies, Inc. (Æ)(Ñ)	537	20
Global Cash Access Holdings, Inc. (Æ)(Ñ)	1,924	14
GSI Group, Inc. (Æ)	187	2
GT Advanced Technologies, Inc. (Æ)(Ñ)	6,394	27
Guidance Software, Inc. (Æ)	103	1
Heartland Payment Systems, Inc.	1,872	55
InfoSpace, Inc. (Æ)(Ñ)	919	12
Ingram Micro, Inc. Class A (Æ)	309	6

6      Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Insight Enterprises, Inc. (Æ)(Ñ)	2,405	36
Internap Network Services Corp. (Æ)(Ñ)	313	2
IXYS Corp. (Æ)(Ñ)	87	1
Kulicke & Soffa Industries, Inc. (Æ)(Ñ)	4,260	45
Lender Processing Services, Inc.	882	20
Littelfuse, Inc. (Ñ)	886	51
Manhattan Associates, Inc. (Æ)	1,125	53
Mentor Graphics Corp. (Æ)	3,865	55
Monotype Imaging Holdings, Inc. (Æ)	148	2
Move, Inc. (Æ)(Ñ)	234	2
MTS Systems Corp. (Ñ)	994	38
Netscout Systems, Inc. (Æ)	2,602	52
Newport Corp. (Æ)(Ñ)	2,841	34
Perficient, Inc. (Æ)	188	2
Plexus Corp. (Æ)(Ñ)	1,595	45
QAD, Inc. Class A (Æ)(Ñ)	87	1
Sanmina-SCI Corp. (Æ)(Ñ)	4,617	33
SS&C Technologies Holdings, Inc. (Æ)(Ñ)	92	2
SYNNEX Corp. (Æ)	1,392	46
Tech Data Corp. (Æ)(Ñ)	416	20
TeleNav, Inc. (Æ)	162	1
TNS, Inc. (Æ)	1,415	25
Tyler Technologies, Inc. (Æ)	56	2
Unisys Corp. (Æ)(Ñ)	2,668	42
ValueClick, Inc. (Æ)(Ñ)	3,003	53
Viasystems Group, Inc. (Æ)(Ñ)	60	1
Viasystems NA, Inc.	187	2
Websense, Inc. (Æ)	110	2
Xyratex, Ltd. (Ñ)	911	10
Zygo Corp. (Æ)(Ñ)	600	10

		1,244

Materials - 4.9%
A Schulman, Inc. (Ñ)	1,916	41
AEP Industries, Inc. (Æ)(Ñ)	217	7
Boise, Inc. (Ñ)	6,344	44
Cabot Corp.	494	19
Chemtura Corp. (Æ)	3,450	52
Cytec Industries, Inc. (Ñ)	346	21
Domtar Corp.	255	20
Graphic Packaging Holding Co. (Æ)	9,438	47
HB Fuller Co.	1,825	55
KMG Chemicals, Inc. (Ñ)	311	5
Koppers Holdings, Inc.	1,307	46
Landec Corp. (Æ)(Ñ)	928	7
Metals USA Holdings Corp. (Æ)	143	2
Minerals Technologies, Inc.	744	47
Myers Industries, Inc. (Ñ)	775	13
Neenah Paper, Inc. (Ñ)	571	15
Olin Corp. (Ñ)	107	2
PH Glatfelter Co. (Ñ)	3,225	49
United States Lime & Minerals, Inc. (Æ)(Ñ)	38	2
Wausau Paper Corp. (Ñ)	240	2
Worthington Industries, Inc.	123	2

		498

Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc. (Ñ)	245	8
Cincinnati Bell, Inc. (Æ)(Ñ)	12,825	45
USA Mobility, Inc.	457	6

		59

Total Common Stocks (cost $9,745)		9,997

Short-Term Investments - 0.2%
SSgA Prime Money Market Fund	25,223	25

Total Short-Term Investments (cost $25)		25

Other Securities - 24.3%
State Street Navigator Securities Prime Lending Portfolio (X)	2,435,730	2,436

Total Other Securities (cost $2,436)		2,436

Total Investments - 124.1% (identified cost $12,206)		12,458
Other Assets and Liabilities, Net - (24.1%)		(2,418)

Net Assets - 100.0%		10,040

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund      7

SSgA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,130	$—	$—	$2,130
Consumer Staples	609	—	—	609
Energy	495	—	—	495
Financials	2,289	—	—	2,289
Health Care	729	—	—	729
Industrials	1,944	—	—	1,944
Information Technology	1,244	—	—	1,244
Materials	498	—	—	498
Telecommunication Services	59	—	—	59
Short-Term Investments	25	—	—	25
Other Securities	2,436	—	—	2,436

Total Investments	$12,458	$—	$—	$12,458

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

8      Dynamic Small Cap Fund

SSgA

Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Apartments - 21.1%
AvalonBay Communities, Inc. (Ñ)(ö)	19,013	2,657
BRE Properties, Inc. Class A (Ñ)(ö)	23,645	1,164
Colonial Properties Trust (ö)	40,483	859
Equity Residential (ö)	55,987	3,421
Essex Property Trust, Inc. (Ñ)(ö)	9,292	1,398
Home Properties, Inc. (ö)	22,108	1,325
UDR, Inc. (ö)	56,981	1,476

		12,300

Diversified - 10.0%
Digital Realty Trust, Inc. (Ñ)(ö)	29,520	2,089
Duke Realty Corp. (Ñ)(ö)	62,473	865
Vornado Realty Trust (ö)	35,486	2,907

		5,861

Healthcare - 14.3%
HCP, Inc. (ö)	64,524	2,635
Health Care REIT, Inc. (ö)	38,681	2,146
Healthcare Realty Trust, Inc. (ö)	26,117	571
Ventas, Inc. (ö)	51,268	3,016

		8,368

Hotels/Leisure - 3.2%
DiamondRock Hospitality Co. (ö)	60,535	602
Hersha Hospitality Trust Class A (ö)	93,319	497
Host Hotels & Resorts, Inc. (Ñ)(ö)	51,896	792

		1,891

Industrial - 5.6%
Prologis, Inc. (ö)	90,408	2,891
STAG Industrial, Inc. (ö)	28,746	395

		3,286

Office - 9.9%
Boston Properties, Inc. (Ñ)(ö)	30,995	3,190
Douglas Emmett, Inc. (Ñ)(ö)	47,631	1,019
SL Green Realty Corp. (Ñ)(ö)	21,274	1,596

		5,805

Regional Malls - 20.2%
Macerich Co. (The) (Ñ)(ö)	28,008	1,598
Simon Property Group, Inc. (ö)	54,716	8,072
Tanger Factory Outlet Centers (Ñ)(ö)	33,478	1,038
Taubman Centers, Inc. (ö)	14,922	1,089

		11,797

Shopping Centers - 6.9%
Acadia Realty Trust (ö)	31,467	704
Federal Realty Investment Trust (ö)	13,367	1,314
Kimco Realty Corp. (ö)	110,588	1,985

		4,003

Storage - 8.1%
Extra Space Storage, Inc. (Ñ)(ö)	40,653	1,153
Public Storage (ö)	26,825	3,580

		4,733

Total Common Stocks (cost $32,830)		58,044

Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	401,616	402

Total Short-Term Investments (cost $402)		402

Other Securities - 10.7%
State Street Navigator Securities Prime
Lending Portfolio (X)	6,237,389	6,237

Total Other Securities (cost $6,237)		6,237

Total Investments - 110.7% (identified cost $39,469)		64,683
Other Assets and Liabilities, Net - (10.7%)		(6,241)

Net Assets - 100.0%		58,442

See accompanying notes which are an integral part of the quarterly report.

Tuckerman Active REIT Fund      9

SSgA

Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Apartments	$12,300	$—	$—	$12,300
Diversified	5,861	—	—	5,861
Healthcare	8,368	—	—	8,368
Hotels/Leisure	1,891	—	—	1,891
Industrial	3,286	—	—	3,286
Office	5,805	—	—	5,805
Regional Malls	11,797	—	—	11,797
Shopping Centers	4,003	—	—	4,003
Storage	4,733	—	—	4,733
Short-Term Investments	402	—	—	402
Other Securities	6,237	—	—	6,237

Total Investments	$64,683	$—	$—	$64,683

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

10      Tuckerman Active REIT Fund

SSgA

IAM SHARES Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Consumer Discretionary - 12.4%
Amazon.com, Inc. (Æ)	4,500	958
AMC Networks, Inc. Class A (Æ)(Ñ)	800	31
AutoNation, Inc. (Æ)(Ñ)	7,300	263
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	282
Best Buy Co., Inc. (Ñ)	5,225	98
Brunswick Corp. (Ñ)	3,500	77
Cablevision Systems Corp. Class A (Ñ)	3,200	37
Carnival Corp. (Ñ)	4,300	138
CBS Corp. Class B	10,201	326
Coach, Inc.	11,376	767
Comcast Corp. Class A	42,966	1,242
Denny’s Corp. (Æ)(Ñ)	14,500	63
DIRECTV, Inc. Class A (Æ)	11,111	494
DR Horton, Inc. (Ñ)	5,100	85
Ethan Allen Interiors, Inc. (Ñ)	4,666	105
Family Dollar Stores, Inc.	3,600	244
Ford Motor Co.	52,943	559
Gannett Co., Inc. (Ñ)	6,000	78
Gap, Inc. (The) (Ñ)	7,300	193
GateHouse Media, Inc. Class A (Æ)(Ñ)	3,900	180
Genuine Parts Co. (Ñ)	2,800	176
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,300	45
H&R Block, Inc. (Ñ)	3,700	57
Hanesbrands, Inc. (Æ)(Ñ)	3,100	86
Harley-Davidson, Inc. (Ñ)	7,200	347
Home Depot, Inc. (Ñ)	27,700	1,367
JAKKS Pacific, Inc. (Ñ)	1,900	35
JC Penney Co., Inc. (Ñ)	3,900	102
Johnson Controls, Inc.	10,300	310
Kohl’s Corp. (Ñ)	5,700	261
Leggett & Platt, Inc. (Ñ)	7,900	164
Liberty Media Corp. - Interactive (Æ)	7,298	122
Liberty Media Corp. - Liberty Capital Class A (Æ)	601	51
Lowe’s Cos., Inc.	20,000	534
Macy’s, Inc.	9,268	353
Marriott International, Inc. Class A (Ñ)	9,400	364
Marriott Vacations Worldwide Corp. (Æ)	940	27
Matthews International Corp. Class A (Ñ)	3,000	90
McClatchy Co. (The) Class A (Æ)(Ñ)	15,070	33
McDonald’s Corp.	17,930	1,602
Meredith Corp. (Ñ)	4,900	145
Netflix, Inc. (Æ)(Ñ)	500	32
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	48
Newell Rubbermaid, Inc.	10,100	186
News Corp. Class A	27,100	520
Nike, Inc. Class B	2,500	270
Nordstrom, Inc. (Ñ)	3,600	171
Omnicom Group, Inc. (Ñ)	3,200	153
Penske Automotive Group, Inc. (Ñ)	1,100	27
priceline.com, Inc. (Æ)	700	438
PVH Corp. (Ñ)	5,200	421
Sears Holdings Corp. (Æ)(Ñ)	4,339	214
Sonic Automotive, Inc. Class A (Ñ)	4,700	70
Staples, Inc. (Ñ)	8,400	110
Starbucks Corp.	8,800	483
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	227
Target Corp.	14,600	846
Tiffany & Co.	6,000	332
Time Warner Cable, Inc.	4,363	329
Time Warner, Inc.	17,383	599
TripAdvisor, Inc. (Æ)	600	26
Viacom, Inc. Class B	10,001	477
Walt Disney Co. (The)	29,400	1,344
Washington Post Co. (The) Class B (Ñ)	321	112
Whirlpool Corp. (Ñ)	3,000	186
Wyndham Worldwide Corp.	3,360	167
Yum! Brands, Inc.	5,200	366

		20,645

Consumer Staples - 10.5%
Altria Group, Inc.	34,585	1,113
Archer-Daniels-Midland Co.	10,998	351
Arden Group, Inc. Class A (Ñ)	700	58
Avon Products, Inc.	1,400	23
Campbell Soup Co. (Ñ)	5,990	190
Church & Dwight Co., Inc. (Ñ)	3,200	170
Coca-Cola Co. (The)	31,675	2,367
Colgate-Palmolive Co.	3,700	364
ConAgra Foods, Inc.	9,900	249
Costco Wholesale Corp.	7,000	605
CVS Caremark Corp.	19,119	859
Dean Foods Co. (Æ)	4,700	73
Energizer Holdings, Inc. (Æ)(Ñ)	400	29
Estee Lauder Cos., Inc. (The) Class A	200	11
General Mills, Inc.	100	4
Great Atlantic & Pacific Tea Co., Inc. (The) (Æ)(Ñ)	13,200	—
Imperial Sugar Co. (Ñ)	2,800	18
JM Smucker Co. (The) (Ñ)	4,007	307
Katy Industries, Inc. (Æ)	5,900	2
Kellogg Co.	5,435	265
Kimberly-Clark Corp. (Ñ)	8,188	650
Kraft Foods, Inc. Class A	24,309	930
Kroger Co. (The)	15,300	337
Lorillard, Inc.	1,000	124
Mead Johnson Nutrition Co. Class A	2,722	220
PepsiCo, Inc.	22,338	1,516
Philip Morris International, Inc.	29,085	2,458

IAM SHARES Fund       11

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co. (The)	41,621	2,592
Rite Aid Corp. (Æ)(Ñ)	25,600	33
Safeway, Inc. (Ñ)	11,100	211
Sara Lee Corp.	17,430	364
SUPERVALU, Inc. (Ñ)	5,900	27
Sysco Corp. (Ñ)	10,400	290
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	91
Walgreen Co.	16,300	497
Whole Foods Market, Inc.	900	80

		17,478

Energy - 10.7%
Alpha Natural Resources, Inc. (Æ)	900	9
Anadarko Petroleum Corp.	7,000	427
Apache Corp.	5,400	439
Baker Hughes, Inc.	7,200	300
BP PLC - ADR	3,006	110
Cabot Oil & Gas Corp. (Ñ)	2,000	65
Cameron International Corp. (Æ)	4,400	201
Chesapeake Energy Corp. (Ñ)	5,200	88
Chevron Corp.	29,829	2,933
ConocoPhillips	23,777	1,240
CONSOL Energy, Inc. (Ñ)	1,100	31
Devon Energy Corp.	7,700	458
EOG Resources, Inc.	3,200	318
Exxon Mobil Corp.	74,780	5,880
Halliburton Co.	18,160	546
Hess Corp.	6,700	293
Kinder Morgan, Inc.	4,958	170
Lufkin Industries, Inc.	1,400	80
Marathon Oil Corp.	8,200	204
Marathon Petroleum Corp.	4,100	148
National Oilwell Varco, Inc.	4,400	294
Newfield Exploration Co. (Æ)	1,800	54
Noble Energy, Inc.	200	17
Occidental Petroleum Corp.	9,500	753
Peabody Energy Corp.	700	16
Phillips 66 Class W (Æ)	11,888	357
Pioneer Natural Resources Co. (Ñ)	600	58
Range Resources Corp. (Ñ)	1,600	92
Schlumberger, Ltd.	21,882	1,384
Southwestern Energy Co. (Æ)(Ñ)	5,700	160
Spectra Energy Corp.	9,498	273
Valero Energy Corp.	8,200	173
Williams Cos., Inc. (The)	8,400	256
WPX Energy, Inc. (Æ)(Ñ)	2,800	41

		17,868

Financials - 12.7%
Aegon NV	8,014	34
Aflac, Inc.	7,900	317
Allstate Corp. (The)	8,800	299
American Express Co.	19,300	1,077
American Financial Group, Inc.	15,521	604
American International Group, Inc. (Æ)	3,103	91
American Tower Corp. Class A (ö)	5,200	337
Ameriprise Financial, Inc.	3,340	160
Aon PLC	5,900	274
AvalonBay Communities, Inc. (Ñ)(ö)	600	84
Bank of America Corp.	130,632	960
Bank of New York Mellon Corp. (The)	15,898	324
BB&T Corp.	7,500	227
Berkshire Hathaway, Inc. Class B (Æ)	19,600	1,555
BlackRock, Inc. Class A	400	68
Capital One Financial Corp.	6,661	342
Charles Schwab Corp. (The)	13,300	166
Chubb Corp. (The)	2,800	202
Citigroup, Inc.	43,510	1,153
CME Group, Inc. Class A	1,200	309
Comerica, Inc.	200	6
Discover Financial Services	6,550	217
E*Trade Financial Corp. (Æ)	1,170	10
Equity Residential (Ñ)(ö)	2,100	128
Fifth Third Bancorp	6,400	85
Franklin Resources, Inc.	2,000	214
Genworth Financial, Inc. Class A (Æ)	1,400	7
Goldman Sachs Group, Inc. (The)	6,900	660
Hartford Financial Services Group, Inc. (Ñ)	3,200	54
HCP, Inc. (ö)	1,400	57
Host Hotels & Resorts, Inc. (Ñ)(ö)	28,417	434
HSBC Holdings PLC - ADR	9,559	378
Hudson City Bancorp, Inc.	7,600	47
IntercontinentalExchange, Inc. (Æ)	1,400	171
Janus Capital Group, Inc. (Ñ)	14,987	109
JPMorgan Chase & Co.	52,034	1,725
KeyCorp	6,500	49
M&T Bank Corp. (Ñ)	1,200	98
Marsh & McLennan Cos., Inc.	9,000	288
MetLife, Inc.	11,099	324
Moody’s Corp. (Ñ)	4,000	146
Morgan Stanley	17,500	234
Northern Trust Corp.	4,200	181
NYSE Euronext	600	15
People’s United Financial, Inc. (Ñ)	8,200	95
Plum Creek Timber Co., Inc. (Ñ)(ö)	2,400	88
PNC Financial Services Group, Inc.	5,450	335
Potlatch Corp. (Ñ)(ö)	7,700	221
Principal Financial Group, Inc.	2,600	64
Progressive Corp. (The)	9,600	209
Prologis, Inc. (Ñ)(ö)	2,928	94
Prudential Financial, Inc.	7,600	353
Public Storage (ö)	1,800	240

12      IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Regions Financial Corp.	9,142	57
Simon Property Group, Inc. (ö)	3,271	482
SLM Corp.	6,300	88
SunTrust Banks, Inc.	3,500	80
T Rowe Price Group, Inc.	1,000	58
Travelers Cos., Inc. (The)	14,483	905
US Bancorp	23,612	735
Ventas, Inc. (Ñ)(ö)	3,933	231
Vornado Realty Trust (ö)	2,144	176
Wells Fargo & Co.	65,935	2,113
Weyerhaeuser Co. (ö)	14,290	284

		21,128

Health Care - 11.5%
Abbott Laboratories	21,900	1,353
Aetna, Inc.	7,900	323
Agilent Technologies, Inc.	4,142	168
Alexion Pharmaceuticals, Inc. (Æ)	2,000	181
Allergan, Inc.	4,300	388
Allied Healthcare Products (Æ)(Ñ)	1,100	4
Amgen, Inc.	7,961	553
Baxter International, Inc.	11,136	564
Biogen Idec, Inc. (Æ)	4,500	588
Boston Scientific Corp. (Æ)	17,863	103
Bristol-Myers Squibb Co.	21,688	723
Cardinal Health, Inc.	4,000	166
CareFusion Corp. (Æ)	2,000	49
Celgene Corp. (Æ)	7,300	498
Cerner Corp. (Æ)	500	39
Cigna Corp.	4,500	198
Coventry Health Care, Inc.	2,100	64
Edwards Lifesciences Corp. (Æ)(Ñ)	4,466	381
Eli Lilly & Co.	13,700	561
Express Scripts Holding Co. (Æ)	16,185	845
Forest Laboratories, Inc. (Æ)	4,800	168
Gilead Sciences, Inc. (Æ)	13,400	669
Hospira, Inc. (Æ)(Ñ)	900	28
Humana, Inc.	2,200	168
Intuitive Surgical, Inc. (Æ)	200	105
Johnson & Johnson	38,000	2,372
Life Technologies Corp. (Æ)	4,212	172
McKesson Corp. (Ñ)	4,600	402
Medtronic, Inc.	16,900	623
Merck & Co., Inc.	43,515	1,635
PerkinElmer, Inc.	4,700	125
Perrigo Co. (Ñ)	600	62
Pfizer, Inc.	105,773	2,313
St. Jude Medical, Inc.	5,200	200
STERIS Corp. (Ñ)	3,191	95
Stryker Corp.	3,400	175
Thermo Fisher Scientific, Inc.	7,600	384
UnitedHealth Group, Inc.	17,700	987
Watson Pharmaceuticals, Inc. Class B (Æ)	700	50
WellPoint, Inc.	8,100	546
Zimmer Holdings, Inc.	3,370	204

		19,232

Industrials - 11.8%
3M Co.	11,300	954
Actuant Corp. Class A (Ñ)	5,600	147
Alaska Air Group, Inc. (Æ)(Ñ)	1,600	55
Ametek, Inc.	4,800	243
Arkansas Best Corp. (Ñ)	1,600	20
Avery Dennison Corp. (Ñ)	1,900	55
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	27
AZZ, Inc. (Ñ)	800	43
Boeing Co. (The)	10,400	724
Caterpillar, Inc.	9,821	861
Cooper Industries PLC	700	49
CSX Corp.	24,900	520
Cummins, Inc.	3,700	359
Danaher Corp.	11,600	603
Deere & Co. (Ñ)	7,200	532
Dover Corp. (Ñ)	5,300	300
Eaton Corp.	7,600	324
Emerson Electric Co.	12,600	589
FedEx Corp.	3,100	276
Gardner Denver, Inc. (Ñ)	800	43
General Dynamics Corp.	5,710	366
General Electric Co.	145,321	2,774
Goodrich Corp.	2,200	277
Hexcel Corp. (Æ)(Ñ)	2,600	63
HNI Corp. (Ñ)	900	21
Honeywell International, Inc.	11,462	638
Huntington Ingalls Industries, Inc. (Æ)	799	29
Illinois Tool Works, Inc. (Ñ)	8,608	483
Jacobs Engineering Group, Inc. (Æ)(Ñ)	2,800	99
Kansas City Southern	2,550	168
Koninklijke Philips Electronics NV	1,223	22
L-3 Communications Holdings, Inc.	2,500	171
Lockheed Martin Corp.	4,819	399
Manitowoc Co., Inc. (The) (Ñ)	2,300	24
Manpower, Inc. (Ñ)	2,100	76
Masco Corp. (Ñ)	14,300	181
Norfolk Southern Corp.	6,700	439
Northrop Grumman Corp. (Ñ)	4,796	282
PACCAR, Inc. (Ñ)	6,675	251
Parker Hannifin Corp.	3,000	245
Precision Castparts Corp.	2,500	416
Raytheon Co.	5,800	292
Republic Services, Inc. Class A	4,680	123
Rockwell Automation, Inc.	3,900	283

IAM SHARES Fund      13

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mosaic Co. (The)	1,100	52
Newmont Mining Corp.	5,700	269
Rockwell Collins, Inc. (Ñ)	2,100	106
RR Donnelley & Sons Co. (Ñ)	5,700	61
Ryder System, Inc.	4,800	207
Siemens AG - ADR	200	17
Snap-on, Inc.	1,600	97
Southwest Airlines Co. (Ñ)	12,825	116
Stanley Black & Decker, Inc. (Ñ)	4,715	312
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	8
Terex Corp. (Æ)(Ñ)	1,800	30
Textron, Inc. (Ñ)	5,600	132
Toro Co. (The)	2,300	171
Union Pacific Corp.	8,500	947
United Continental Holdings, Inc. (Æ)(Ñ)	734	18
United Parcel Service, Inc. Class B	15,714	1,178
United Technologies Corp.	13,500	1,001
US Airways Group, Inc. (Æ)	5,000	66
Valmont Industries, Inc. (Ñ)	300	34
Waste Management, Inc. (Ñ)	10,218	331
Watts Water Technologies, Inc. Class A	400	13

		19,691

Information Technology - 18.6%
Accenture PLC Class A	1,900	108
Adobe Systems, Inc. (Æ)	8,200	255
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	49
Akamai Technologies, Inc. (Æ)	400	12
Amphenol Corp. Class A (Ñ)	5,200	277
Analog Devices, Inc.	6,800	247
Apple, Inc. (Æ)	12,500	7,222
Applied Materials, Inc.	20,600	213
Autodesk, Inc. (Æ)	3,000	96
Automatic Data Processing, Inc.	6,900	360
Broadcom Corp. Class A (Æ)	5,850	189
CA, Inc. (Ñ)	4,900	122
Cisco Systems, Inc.	79,400	1,297
Cognizant Technology Solutions Corp.
Class A (Æ)	700	41
Computer Sciences Corp.	4,845	129
Corning, Inc.	23,600	307
Dell, Inc. (Æ)	26,300	324
Diebold, Inc.	2,300	85
eBay, Inc. (Æ)	16,100	631
Electronic Arts, Inc. (Æ)	6,400	87
EMC Corp. (Æ)	30,000	715
Energy Conversion Devices, Inc. (Æ)	36,400	1
F5 Networks, Inc. (Æ)	1,100	114
Google, Inc. Class A (Æ)	3,300	1,917
Hewlett-Packard Co.	34,932	792
Intel Corp.	75,400	1,948
International Business Machines Corp.	19,100	3,684
Juniper Networks, Inc. (Æ)	3,800	65
KLA-Tencor Corp.	2,500	115
Mastercard, Inc. Class A	1,400	569
Micron Technology, Inc. (Æ)	13,500	79
Microsoft Corp.	104,600	3,053
Motorola Solutions, Inc.	5,128	247
NetApp, Inc. (Æ)	4,900	146
NVIDIA Corp. (Æ)	1,900	24
Oracle Corp.	57,949	1,534
Paychex, Inc. (Ñ)	4,300	129
QUALCOMM, Inc.	21,200	1,215
Quantum Corp. (Æ)(Ñ)	14,000	27
Red Hat, Inc. (Æ)	400	21
Salesforce.com, Inc. (Æ)(Ñ)	1,200	166
Seagate Technology PLC (Ñ)	2,200	52
Symantec Corp. (Æ)	16,445	244
Teradata Corp. (Æ)	200	13
Texas Instruments, Inc.	20,800	592
Total System Services, Inc.	2,032	47
Visa, Inc. Class A	4,600	530
Western Digital Corp. (Æ)	600	19
Western Union Co. (The)	8,736	143
Xerox Corp.	22,700	164
Xilinx, Inc.	7,000	224
Yahoo!, Inc. (Æ)	20,700	315

		30,955

Materials - 3.1%
Air Products & Chemicals, Inc.	4,800	379
AK Steel Holding Corp. (Ñ)	5,800	35
Alcoa, Inc. (Ñ)	20,300	174
Allegheny Technologies, Inc.	3,300	106
AngloGold Ashanti, Ltd.-ADR (Ñ)	830	30
Ashland, Inc. (Ñ)	1,204	77
Ball Corp.	3,400	136
Bemis Co., Inc. (Ñ)	2,800	85
CF Industries Holdings, Inc.	400	68
Chemtura Corp. (Æ)	17	—	±
Cliffs Natural Resources, Inc.	600	29
Crown Holdings, Inc. (Æ)	3,400	116
Dow Chemical Co. (The) (Ñ)	16,788	521
Ecolab, Inc.	3,800	240
EI du Pont de Nemours & Co.	8,700	420
FMC Corp.	2,600	133
Freeport-McMoRan Copper & Gold, Inc.	9,552	306
International Paper Co.	11,073	323
Martin Marietta Materials, Inc. (Ñ)	1,500	101
Materion Corp. (Ñ)	1,000	22
MeadWestvaco Corp. (Ñ)	3,000	82

14      IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Monsanto Co.	5,100	394
Mosaic Co. (The)	1,100	52
Newmont Mining Corp.	5,700	269
Owens-Illinois, Inc. (Æ)	2,900	57
PPG Industries, Inc.	2,900	300
Schnitzer Steel Industries, Inc. Class A (Ñ)	1,100	29
Sherwin-Williams Co. (The)	3,500	454
Sigma-Aldrich Corp. (Ñ)	2,300	160
Vulcan Materials Co. (Ñ)	3,600	125

		5,223

Telecommunication Services - 3.0%
AT&T, Inc.	81,781	2,794
CenturyLink, Inc. (Ñ)	8,265	324
Frontier Communications Corp. (Ñ)	9,906	37
MetroPCS Communications, Inc. (Æ)	1,800	12
Sprint Nextel Corp. (Æ)	39,389	101
Verizon Communications, Inc.	41,272	1,719

		4,987

Utilities - 3.1%
AES Corp. (The) (Æ)	11,000	133
Ameren Corp.	3,000	97
American Electric Power Co., Inc.	5,300	204
Consolidated Edison, Inc.	4,100	247
Dominion Resources, Inc.	10,600	552
Duke Energy Corp. (Ñ)	19,496	429
Edison International	5,500	247
Entergy Corp.	2,900	187
Exelon Corp.	13,590	503
FirstEnergy Corp.	4,200	196
NextEra Energy, Inc.	6,500	425
PG&E Corp.	5,800	253
PPL Corp. (Ñ)	6,400	175
Progress Energy, Inc. Class D	600	33
Public Service Enterprise Group, Inc.	8,400	262
Sempra Energy	4,100	267
Southern Co.	14,700	675
Wisconsin Energy Corp. (Ñ)	4,600	174
Xcel Energy, Inc.	4,000	112

		5,171

Total Common Stocks
(cost $137,274)		162,378

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Kinder Morgan, Inc. (Æ) 2017 Rights	6,592	15

Total Warrants & Rights
(cost $10)		15

Short-Term Investments - 2.8%
SSgA Prime Money Market Fund	4,390,086	4,390
United States Treasury Bills 0.025% due 06/14/12 (ç)(ÿ)(§)	323	323

Total Short-Term Investments
(cost $4,713)		4,713

Other Securities - 5.6%
State Street Navigator Securities Prime Lending Portfolio (X)	9,386,545	9,387

Total Other Securities
(cost $9,387)		9,387

Total Investments - 105.8%		176,493
(identified cost $151,384)
Other Assets and Liabilities, Net - (5.8%)		(9,638)

Net Assets - 100.0%		166,855

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index Futures (CME)	14	USD	4,582	06/12	(139)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(139)

See accompanying notes which are an integral part of the quarterly report.

IAM SHARES Fund      15

SSgA

IAM SHARES Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,645	$—	$—	$20,645
Consumer Staples	17,478	—	—	17,478
Energy	17,868	—	—	17,868
Financials	21,128	—	—	21,128
Health Care	19,232	—	—	19,232
Industrials	19,691	—	—	19,691
Information Technology	30,955	—	—	30,955
Materials	5,223	—	—	5,223
Telecommunication Services	4,987	—	—	4,987
Utilities	5,171	—	—	5,171
Warrants & Rights	15	—	—	15
Short-Term Investments	4,390	323	—	4,713
Other Securities	9,387	—	—	9,387

Total Investments	176,170	323	—	176,493

Other Financial Instruments
Futures Contracts	(139)	—	—	(139)

Total Other Financial Instruments*	$(139)	$—	$—	$(139)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

16      IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.0%
Consumer Discretionary - 14.1%
Aeropostale, Inc. (Æ)	940	17
American Axle & Manufacturing Holdings, Inc. (Æ)	1,593	15
American Greetings Corp. Class A	2,242	31
Arctic Cat, Inc. (Æ)	199	7
Ascena Retail Group, Inc. (Æ)	8,495	161
bebe stores inc	492	3
Belo Corp. Class A	2,618	15
Benihana, Inc. Class A	550	9
Biglari Holdings, Inc. (Æ)	249	97
Blyth, Inc.	497	37
Bob Evans Farms, Inc.	72	3
Body Central Corp. (Æ)	175	3
Brunswick Corp.	156	3
Cato Corp. (The) Class A	1,556	45
CEC Entertainment, Inc.	705	25
Children’s Place Retail Stores, Inc. (The) (Æ)	521	24
Churchill Downs, Inc.	647	39
Cinemark Holdings, Inc.	4,074	94
Coinstar, Inc. (Æ)	568	35
Cooper Tire & Rubber Co.	290	4
Crocs, Inc. (Æ)	2,067	35
CSS Industries, Inc.	468	9
Dana Holding Corp.	6,549	87
Denny’s Corp. (Æ)	31,181	134
Destination Maternity Corp.	907	18
Domino’s Pizza, Inc.	1,146	35
Einstein Noah Restaurant Group, Inc.	967	17
EW Scripps Co. Class A (Æ)	3,411	31
Express, Inc. (Æ)	5,108	95
Fifth & Pacific Co, Inc. (Æ)	195	2
Finish Line, Inc. (The) Class A	4,716	97
Gerber Scientific, Inc. (Æ)	600	—
Grand Canyon Education, Inc. (Æ)	3,882	70
Hillenbrand, Inc.	5,228	98
Hot Topic, Inc.	6,128	61
HSN, Inc.	3,543	138
Iconix Brand Group, Inc. (Æ)	3,097	46
Interval Leisure Group, Inc.	2,243	37
JAKKS Pacific, Inc.	1,242	23
Jones Group, Inc. (The)	1,087	10
Journal Communications, Inc. Class A (Æ)	1,100	5
Kirkland’s, Inc. (Æ)	198	2
La-Z-Boy, Inc. (Æ)	960	14
LeapFrog Enterprises, Inc. Class A (Æ)	7,196	75
Libbey, Inc. (Æ)	1,113	16
Lifetime Brands, Inc.	770	9
Matthews International Corp. Class A	504	15
Men’s Wearhouse, Inc. (The)	2,337	84
Modine Manufacturing Co. (Æ)	3,781	25

	Principal Amount ($) or Shares	Market Value $
Multimedia Games Holding Co., Inc. (Æ)	3,453	44
National CineMedia, Inc.	262	4
Office Depot, Inc. (Æ)	57,335	123
Oxford Industries, Inc.	1,337	62
Papa John’s International, Inc. (Æ)	2,840	132
PF Chang’s China Bistro, Inc.	2,458	126
Rent-A-Center, Inc. Class A	4,832	163
Scholastic Corp.	2,169	58
Shuffle Master, Inc. (Æ)	2,186	35
Sinclair Broadcast Group, Inc. Class A	8,167	66
Six Flags Entertainment Corp.	809	37
Smith & Wesson Holding Corp. (Æ)	11,150	75
Sonic Corp. (Æ)	4,602	39
Sotheby’s Class A	2,627	80
Stage Stores, Inc.	5,758	99
Standard Motor Products, Inc.	2,379	32
Stewart Enterprises, Inc. Class A	9,852	61
Superior Industries International, Inc.	200	3
Systemax, Inc. (Æ)	1,192	14
Town Sports International Holdings, Inc. (Æ)	7,464	87
Valassis Communications, Inc. (Æ)	5,907	118
Warnaco Group, Inc. (The) (Æ)	2,292	102
Wet Seal, Inc. (The) Class A (Æ)	23,799	68
Wolverine World Wide, Inc.	908	39

		3,622

Consumer Staples - 3.5%
Casey’s General Stores, Inc.	48	3
Darling International, Inc. (Æ)	5,159	72
Elizabeth Arden, Inc. (Æ)	1,684	58
Fresh Del Monte Produce, Inc.	4,860	114
Harris Teeter Supermarkets, Inc.	1,272	48
J&J Snack Foods Corp.	447	25
Medifast, Inc. (Æ)	1,100	20
Nash Finch Co.	1,551	32
Nu Skin Enterprises, Inc. Class A	1,495	64
Nutraceutical International Corp. (Æ)	200	3
Omega Protein Corp. (Æ)	400	3
Pantry, Inc. (The) (Æ)	1,036	13
Revlon, Inc. Class A (Æ)	1,921	29
Rite Aid Corp. (Æ)	96,590	125
Smart Balance, Inc. (Æ)	4,428	26
Spartan Stores, Inc.	220	4
Spectrum Brands Holdings, Inc. (Æ)	81	3
Susser Holdings Corp. (Æ)	3,976	116
Universal Corp.	3,023	136
Village Super Market, Inc. Class A	146	4
Weis Markets, Inc.	200	9

		907

Enhanced Small Cap Fund      17

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 5.7%
Alon USA Energy, Inc.	4,069	34
ATP Oil & Gas Corp. (Æ)	607	3
Basic Energy Services, Inc. (Æ)	1,268	14
Berry Petroleum Co. Class A	620	24
Bristow Group, Inc.	338	14
Cal Dive International, Inc. (Æ)	1,628	4
Callon Petroleum Co. (Æ)	3,554	15
Contango Oil & Gas Co. (Æ)	2,362	124
Crimson Exploration, Inc. (Æ)	563	2
Crosstex Energy, Inc.	3,469	47
CVR Energy, Inc. (Æ)	1,952	50
Delek US Holdings, Inc.	3,667	59
Energy Partners, Ltd. (Æ)	8,308	131
Energy XXI Bermuda, Ltd.	79	2
Global Geophysical Services, Inc. (Æ)	2,969	21
Goodrich Petroleum Corp. (Æ)	290	4
Gulfport Energy Corp. (Æ)	121	2
Helix Energy Solutions Group, Inc. (Æ)	8,426	144
ION Geophysical Corp. (Æ)	489	3
Matrix Service Co. (Æ)	535	6
Mitcham Industries, Inc. (Æ)	2,430	46
Natural Gas Services Group, Inc. (Æ)	200	3
Parker Drilling Co. (Æ)	25,266	124
Petroquest Energy, Inc. (Æ)	3,796	19
Pioneer Drilling Co. (Æ)	5,447	40
REX American Resources Corp. (Æ)	2,929	54
Stone Energy Corp. (Æ)	5,965	141
Tesco Corp. (Æ)	700	8
TETRA Technologies, Inc. (Æ)	7,463	48
Union Drilling, Inc. (Æ)	1,759	8
Vaalco Energy, Inc. (Æ)	7,113	61
W&T Offshore, Inc.	4,987	77
Warren Resources, Inc. (Æ)	10,053	22
Western Refining, Inc.	5,834	113

		1,467

Financials - 23.1%
1st Source Corp.	2,180	46
Alexander’s, Inc. (ö)	51	20
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	127	3
American Assets Trust, Inc. (ö)	2,574	58
Ameris Bancorp (Æ)	2,139	24
Amtrust Financial Services, Inc.	2,098	60
Anworth Mortgage Asset Corp. (ö)	16,413	110
Apollo Commercial Real Estate Finance, Inc. (ö)	1,553	25
Apollo Investment Corp.	3,537	26
Argo Group International Holdings, Ltd.	1,597	45
ARMOUR Residential REIT, Inc. (ö)	19,381	135
	Principal Amount ($) or Shares	Market Value $
Artio Global Investors, Inc. Class A	7,433	23
Associated Estates Realty Corp. (ö)	3,906	62
Bancfirst Corp.	190	7
Banco Latinoamericano de Comercio Exterior SA Class E	2,487	49
Bancorp, Inc. (Æ)	1,631	15
Bank of Marin Bancorp	53	2
Banner Corp.	1,355	26
BBCN Bancorp, Inc. (Æ)	5,614	61
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. Class A	1,916	11
BlackRock Kelso Capital Corp.	477	4
CapLease, Inc. (ö)	5,456	21
Capstead Mortgage Corp. (ö)	7,406	102
Cardinal Financial Corp.	965	11
Cathay General Bancorp	2,342	39
Chatham Lodging Trust (ö)	200	3
Chemical Financial Corp.	742	15
City Holding Co.	1,200	39
Clifton Savings Bancorp, Inc.	900	9
CNO Financial Group, Inc.	6,325	43
Colonial Properties Trust (ö)	1,029	22
Colony Financial, Inc. (ö)	2,264	38
Community Bank System, Inc.	275	7
Community Trust Bancorp, Inc.	712	24
Compass Diversified Holdings	324	4
Coresite Realty Corp. Class A (ö)	4,169	99
Cousins Properties, Inc. (ö)	7,666	56
Credit Acceptance Corp. (Æ)	850	72
CreXus Investment Corp. (ö)	12,880	126
CYS Investments, Inc. (ö)	1,100	15
Diamond Hill Investment Group, Inc.	70	5
DiamondRock Hospitality Co. (ö)	246	2
Dime Community Bancshares, Inc.	860	11
Doral Financial Corp. (Æ)	8,240	12
Eagle Bancorp, Inc. (Æ)	280	4
Education Realty Trust, Inc. Class A (ö)	5,338	59
Enterprise Financial Services Corp.	228	2
Epoch Holding Corp.	383	9
Ezcorp, Inc. Class A (Æ)	3,365	79
FBR & Co. (Æ)	2,700	7
FelCor Lodging Trust, Inc. (Æ)(ö)	6,545	27
Fifth Street Finance Corp.	410	4
Financial Institutions, Inc.	153	3
First American Financial Corp.	1,708	27
First Bancorp	1,000	9
First Commonwealth Financial Corp.	11,062	69
First Community Bancshares, Inc.	1,500	19
First Financial Corp.	520	15
First Midwest Bancorp, Inc.	12,155	123

18        Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First of Long Island Corp. (The)	200	5
First Potomac Realty Trust (ö)	3,036	36
Flagstone Reinsurance Holdings SA	2,763	20
Flushing Financial Corp.	1,375	18
FNB Corp.	5,699	61
GFI Group, Inc.	8,141	22
Gladstone Capital Corp.	700	5
Gladstone Investment Corp.	700	5
Glimcher Realty Trust (ö)	1,717	16
Hanmi Financial Corp. Class A (Æ)	439	4
Hatteras Financial Corp. (ö)	114	3
Hercules Technology Growth Capital, Inc.	4,044	43
Hersha Hospitality Trust Class A (ö)	10,673	57
Home BancShares, Inc.	871	25
Home Federal Bancorp, Inc.	400	4
Home Loan Servicing Solutions, Ltd.	199	3
ICG Group, Inc. (Æ)	1,355	12
International Bancshares Corp.	2,625	48
Invesco Mortgage Capital, Inc. (ö)	5,712	104
Investment Technology Group, Inc. (Æ)	8,141	77
Investors Bancorp, Inc. (Æ)	1,900	28
Kearny Financial Corp.	426	4
Kite Realty Group Trust (ö)	1,100	5
Knight Capital Group, Inc. Class A (Æ)	205	3
Kohlberg Capital Corp.	3,100	18
Lakeland Bancorp, Inc.	280	3
Lakeland Financial Corp.	700	18
Lexington Realty Trust (ö)	10,549	88
Maiden Holdings, Ltd.	8,566	70
MainSource Financial Group, Inc.	1,777	20
Manning & Napier, Inc. Class A	1,095	15
MB Financial, Inc.	900	18
MCG Capital Corp.	13,634	60
Meadowbrook Insurance Group, Inc.	11,589	103
Medley Capital Corp.	3,411	38
Metro Bancorp, Inc. (Æ)	1,190	13
MFA Financial, Inc. (ö)	19,587	149
MGIC Investment Corp. (Æ)	804	2
Montpelier Re Holdings, Ltd.	4,940	103
MPG Office Trust, Inc. (Æ)(ö)	4,198	7
National Financial Partners Corp. (Æ)	4,604	61
National Health Investors, Inc. (ö)	738	36
National Penn Bancshares, Inc.	2,543	23
Nelnet, Inc. Class A	2,348	55
Netspend Holdings, Inc. (Æ)	2,762	20
Newcastle Investment Corp. (ö)	20,603	137
NGP Capital Resources Co.	1,792	12
NorthStar Realty Finance Corp. (ö)	1,600	8
Northwest Bancshares, Inc.	6,723	77
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. Class A (Æ)	3,920	63
	Principal Amount ($) or Shares	Market Value $
Old National Bancorp	2,325	27
Oriental Financial Group, Inc.	4,541	48
PennantPark Investment Corp.	3,277	32
PennyMac Mortgage Investment Trust (ö)	6,140	113
Peoples Bancorp, Inc.	730	14
PHH Corp. (Æ)	500	8
Platinum Underwriters Holdings, Ltd.	3,953	144
Primerica, Inc.	2,284	55
PrivateBancorp, Inc. Class A	1,757	26
ProAssurance Corp.	756	67
Prospect Capital Corp.	630	7
Prosperity Bancshares, Inc.	2,259	97
Provident Financial Services, Inc.	536	7
Provident New York Bancorp	325	3
Republic Bancorp, Inc. Class A	1,332	28
Resource Capital Corp. (ö)	1,900	10
RLJ Lodging Trust (ö)	2,188	39
Saul Centers, Inc. (ö)	434	17
Solar Capital, Ltd.	2,504	55
Southside Bancshares, Inc.	246	5
Southwest Bancorp, Inc. (Æ)	274	3
Starwood Property Trust, Inc. (ö)	3,852	77
StellarOne Corp.	300	4
Sterling Financial Corp. (Æ)	753	13
Stifel Financial Corp. (Æ)	442	14
Strategic Hotels & Resorts, Inc. (Æ)(ö)	22,992	143
Suffolk Bancorp (Æ)	1,025	12
Summit Hotel Properties, Inc. (ö)	2,200	18
Sun Communities, Inc. (ö)	1,529	63
Sunstone Hotel Investors, Inc. (Æ)(ö)	13,690	137
Susquehanna Bancshares, Inc.	16,113	155
SWS Group, Inc. (Æ)	4,917	28
Symetra Financial Corp.	2,125	24
Texas Capital Bancshares, Inc. (Æ)	109	4
THL Credit, Inc.	207	3
Trustmark Corp.	111	3
Two Harbors Investment Corp. (ö)	15,585	161
Umpqua Holdings Corp.	11,560	148
United Financial Bancorp, Inc.	303	4
Urstadt Biddle Properties, Inc. Class A (ö)	1,200	21
Virtus Investment Partners, Inc. (Æ)	344	24
Walker & Dunlop, Inc. (Æ)	250	3
Walter Investment Management Corp.	962	18
WesBanco, Inc.	1,466	30
Western Alliance Bancorp (Æ)	3,630	32
Westwood Holdings Group, Inc.	320	11
Wilshire Bancorp, Inc. (Æ)	8,546	43
Winthrop Realty Trust (ö)	400	4
Wintrust Financial Corp.	100	3
World Acceptance Corp. (Æ)	640	44

		5,940

Enhanced Small Cap Fund      19

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.1%
Acorda Therapeutics, Inc. (Æ)	2,158	47
Affymetrix, Inc. (Æ)	1,549	7
Alkermes PLC (Æ)	155	2
Alnylam Pharmaceuticals, Inc. (Æ)	244	2
Amicus Therapeutics, Inc. (Æ)	800	4
AngioDynamics, Inc. (Æ)	764	9
Ariad Pharmaceuticals, Inc. (Æ)	3,622	60
Arqule, Inc. (Æ)	7,405	44
Array BioPharma, Inc. (Æ)	2,400	8
ArthroCare Corp. (Æ)	1,175	31
Assisted Living Concepts, Inc. Class A	1,581	22
Astex Pharmaceuticals (Æ)	10,641	19
BioScrip, Inc. (Æ)	1,375	9
Cambrex Corp. (Æ)	7,119	51
Cantel Medical Corp.	3,527	77
Centene Corp. (Æ)	1,467	53
CONMED Corp.	4,908	131
Cornerstone Therapeutics, Inc. (Æ)	1,400	8
Corvel Corp. (Æ)	66	3
CryoLife, Inc. (Æ)	8,008	37
Cubist Pharmaceuticals, Inc. (Æ)	2,569	103
Curis, Inc. (Æ)	6,249	29
Cyberonics, Inc. (Æ)	1,313	51
Cynosure, Inc. Class A (Æ)	1,650	33
Depomed, Inc. (Æ)	16,700	86
Dusa Pharmaceuticals, Inc. (Æ)	3,586	18
Dyax Corp. (Æ)	6,354	12
Emergent Biosolutions, Inc. (Æ)	349	5
eResearchTechnology, Inc. (Æ)	1,320	10
GTx, Inc. (Æ)	6,013	18
Haemonetics Corp. (Æ)	444	31
Halozyme Therapeutics, Inc. (Æ)	3,283	25
HealthSouth Corp. (Æ)	5,507	105
Hi-Tech Pharmacal Co., Inc. (Æ)	100	3
ICU Medical, Inc. (Æ)	708	36
Immunomedics, Inc. (Æ)	1,087	4
Invacare Corp.	3,549	53
Jazz Pharmaceuticals PLC (Æ)	218	9
Kensey Nash Corp.	843	32
Ligand Pharmaceuticals, Inc. Class B (Æ)	2,014	25
Magellan Health Services, Inc. (Æ)	2,394	101
MedAssets, Inc. (Æ)	3,897	44
Medicis Pharmaceutical Corp. Class A	531	19
Medidata Solutions, Inc. (Æ)	700	20
Medivation, Inc. (Æ)	615	52
Medtox Scientific, Inc. (Æ)	698	14
Momenta Pharmaceuticals, Inc. (Æ)	5,925	82
National Healthcare Corp.	230	10
Neurocrine Biosciences, Inc. (Æ)	6,289	42
NxStage Medical, Inc. (Æ)	544	8
	Principal Amount ($) or Shares	Market Value $
Obagi Medical Products, Inc. (Æ)	3,226	40
Omnicell, Inc. (Æ)	5,191	68
OraSure Technologies, Inc. (Æ)	265	3
Orexigen Therapeutics, Inc. (Æ)	10,033	34
Orthofix International NV (Æ)	1,504	57
Par Pharmaceutical Cos., Inc. (Æ)	3,491	125
PDL BioPharma, Inc.	22,191	144
PharMerica Corp. (Æ)	2,110	21
Pozen, Inc. (Æ)	2,700	19
Progenics Pharmaceuticals, Inc. (Æ)	2,758	24
Providence Service Corp. (The) (Æ)	1,487	20
PSS World Medical, Inc. (Æ)	4,016	81
Questcor Pharmaceuticals, Inc. (Æ)	568	24
RadNet, Inc. (Æ)	4,440	11
RTI Biologics, Inc. (Æ)	15,834	57
Santarus, Inc. (Æ)	8,021	53
Spectranetics Corp. (Æ)	2,890	29
Spectrum Pharmaceuticals, Inc. (Æ)	10,058	117
SurModics, Inc. (Æ)	1,242	17
Team Health Holdings, Inc. (Æ)	2,110	48
Triple-S Management Corp. Class B (Æ)	4,099	71
Universal American Corp. (Æ)	271	3
US Physical Therapy, Inc.	1,077	26
Vanda Pharmaceuticals, Inc. (Æ)	1,407	6
Vical, Inc. (Æ)	5,081	15
ViroPharma, Inc. (Æ)	6,700	135
WellCare Health Plans, Inc. (Æ)	2,946	166

		3,118

Industrials - 16.0%
AAR Corp.	200	2
ACCO Brands Corp. (Æ)	7,138	65
Actuant Corp. Class A	4,104	107
Air Transport Services Group, Inc. (Æ)	3,575	18
Aircastle, Ltd.	3,876	43
Alamo Group, Inc.	569	18
Alaska Air Group, Inc. (Æ)	994	34
Albany International Corp. Class A	599	11
Altra Holdings, Inc.	1,887	32
Amerco, Inc.	573	48
AO Smith Corp.	1,915	88
Applied Industrial Technologies, Inc.	1,701	64
AT Cross Co. Class A (Æ)	398	4
Barrett Business Services, Inc.	1,315	26
Belden, Inc.	4,487	140
Brady Corp. Class A	1,816	50
Briggs & Stratton Corp.	153	3
Brink’s Co. (The)	4,657	106
Cascade Corp.	400	20
CBIZ, Inc. (Æ)	423	2
Celadon Group, Inc.	5,711	92

20      Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cenveo, Inc. (Æ)	1,898	4
Ceradyne, Inc.	2,762	70
Clarcor, Inc.	3,293	161
Comfort Systems USA, Inc.	3,661	33
Commercial Vehicle Group, Inc. (Æ)	450	4
Consolidated Graphics, Inc. (Æ)	1,278	37
Cubic Corp.	1,026	45
Deluxe Corp.	1,545	36
Dolan Co. (The) (Æ)	939	7
Douglas Dynamics, Inc.	1,215	16
DXP Enterprises, Inc. (Æ)	490	23
Dycom Industries, Inc. (Æ)	5,317	104
EMCOR Group, Inc.	2,016	55
EnerSys (Æ)	4,672	154
Exponent, Inc. (Æ)	478	23
Franklin Electric Co., Inc.	53	3
GenCorp, Inc. (Æ)	9,770	60
Gibraltar Industries, Inc. (Æ)	1,467	15
GP Strategies Corp. (Æ)	189	3
Great Lakes Dredge & Dock Corp.	5,777	38
H&E Equipment Services, Inc. (Æ)	2,240	36
Heartland Express, Inc.	3,406	48
Herman Miller, Inc.	257	5
Houston Wire & Cable Co.	183	2
Hurco Cos., Inc. (Æ)	754	17
ICF International, Inc. (Æ)	2,967	67
Insperity, Inc.	746	19
Interline Brands, Inc. (Æ)	4,669	117
Intersections, Inc.	2,264	26
John Bean Technologies Corp.	1,683	23
Kadant, Inc. (Æ)	4,177	95
Knoll, Inc.	2,431	32
LB Foster Co. Class A	331	9
LMI Aerospace, Inc. (Æ)	1,018	16
Lydall, Inc. (Æ)	1,277	16
Marten Transport, Ltd.	1,752	36
Meritor, Inc. (Æ)	6,165	33
Michael Baker Corp. (Æ)	196	4
Miller Industries, Inc.	1,397	20
Moog, Inc. Class A (Æ)	310	12
Mueller Industries, Inc.	1,390	59
NACCO Industries, Inc. Class A	685	72
Navigant Consulting, Inc. (Æ)	5,203	62
NCI Building Systems, Inc. (Æ)	1,800	17
Old Dominion Freight Line, Inc. (Æ)	486	21
On Assignment, Inc. (Æ)	2,668	44
Orbital Sciences Corp. (Æ)	5,829	65
Pacer International, Inc. (Æ)	702	4
Park-Ohio Holdings Corp. (Æ)	315	6
Primoris Services Corp.	4,515	54
Quality Distribution, Inc. (Æ)	1,138	12
	Principal Amount ($) or Shares	Market Value $
Quanex Building Products Corp.	3,020	50
Resources Connection, Inc.	1,848	22
Rollins, Inc.	2,087	44
Sauer-Danfoss, Inc.	2,576	93
Schawk, Inc. Class A	448	5
Spirit Airlines, Inc. (Æ)	5,561	115
Standex International Corp.	258	10
Steelcase, Inc. Class A	3,751	33
Sterling Construction Co., Inc. (Æ)	245	2
Swift Transportation Co. Class A (Æ)	10,427	111
Sykes Enterprises, Inc. (Æ)	7,461	112
Taser International, Inc. (Æ)	8,375	45
Teledyne Technologies, Inc. (Æ)	471	28
TRC Cos., Inc. (Æ)	1,459	9
Trimas Corp. (Æ)	1,839	37
TrueBlue, Inc. (Æ)	7,678	115
United Rentals, Inc. (Æ)	698	24
US Airways Group, Inc. (Æ)	11,828	156
US Ecology, Inc.	154	3
Viad Corp.	2,590	46
Werner Enterprises, Inc.	4,138	101
Woodward, Inc.	639	24

		4,098

Information Technology - 15.7%
ACI Worldwide, Inc. (Æ)	549	21
Actuate Corp. (Æ)	12,228	82
Acxiom Corp. (Æ)	4,356	61
Anaren, Inc. (Æ)	384	7
Ancestry.com, Inc. (Æ)	700	15
Anixter International, Inc.	359	21
Arris Group, Inc. (Æ)	7,934	98
Aspen Technology, Inc. (Æ)	3,841	85
Aviat Networks, Inc. (Æ)	2,140	6
Black Box Corp.	765	17
Brightpoint, Inc. (Æ)	15,275	74
Brooks Automation, Inc.	5,530	52
Cabot Microelectronics Corp.	456	14
CACI International, Inc. Class A (Æ)	723	31
CIBER, Inc. (Æ)	4,914	18
Coherent, Inc. (Æ)	2,015	89
Communications Systems, Inc.	367	4
Comtech Telecommunications Corp.	3,262	94
Convergys Corp.	5,449	76
Cray, Inc. (Æ)	2,138	23
CSG Systems International, Inc. (Æ)	4,330	71
Dice Holdings, Inc. (Æ)	8,969	88
Digi International, Inc. (Æ)	2,690	24
Digimarc Corp.	292	7
Digital River, Inc. (Æ)	1,360	20

Enhanced Small Cap Fund      21

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DSP Group, Inc. (Æ)	1,668	10
EarthLink, Inc.	16,969	137
Ebix, Inc.	931	16
Electro Rent Corp.	700	10
Electro Scientific Industries, Inc.	156	2
Electronics for Imaging, Inc. (Æ)	5,848	86
Emulex Corp. (Æ)	8,050	54
Entegris, Inc. (Æ)	13,445	104
Euronet Worldwide, Inc. (Æ)	1,650	30
Fair Isaac Corp.	1,668	68
FEI Co. (Æ)	881	40
Global Cash Access Holdings, Inc. (Æ)	4,980	35
GSI Group, Inc. (Æ)	711	8
GT Advanced Technologies, Inc. (Æ)	6,531	27
Heartland Payment Systems, Inc.	2,655	77
InfoSpace, Inc. (Æ)	8,926	114
Insight Enterprises, Inc. (Æ)	8,019	119
Integrated Device Technology, Inc. (Æ)	11,846	65
Integrated Silicon Solution, Inc. (Æ)	844	8
Internap Network Services Corp. (Æ)	1,746	12
IXYS Corp. (Æ)	2,860	30
Kulicke & Soffa Industries, Inc. (Æ)	3,883	41
Lattice Semiconductor Corp. (Æ)	20,159	92
LeCroy Corp. (Æ)	1,176	17
Littelfuse, Inc.	1,030	59
Manhattan Associates, Inc. (Æ)	2,869	136
MAXIMUS, Inc.	1,181	54
MKS Instruments, Inc.	973	25
Monolithic Power Systems, Inc. (Æ)	2,790	52
Monotype Imaging Holdings, Inc. (Æ)	7,071	97
Multi-Fineline Electronix, Inc. (Æ)	110	3
Nanometrics, Inc. (Æ)	2,387	37
NETGEAR, Inc. (Æ)	504	16
Netscout Systems, Inc. (Æ)	757	15
Newport Corp. (Æ)	1,991	24
Oplink Communications, Inc. (Æ)	2,224	28
OSI Systems, Inc. (Æ)	1,858	119
Parametric Technology Corp. (Æ)	6,669	135
PC Connection, Inc.	513	5
Perficient, Inc. (Æ)	856	10
Pericom Semiconductor Corp. (Æ)	4,450	35
Plantronics, Inc.	2,746	83
Progress Software Corp. (Æ)	2,899	56
QAD, Inc. Class A (Æ)	400	5
Quantum Corp. (Æ)	10,381	20
Quest Software, Inc. (Æ)	4,202	105
Richardson Electronics, Ltd.	559	6
Rudolph Technologies, Inc. (Æ)	1,375	12
Seachange International, Inc. (Æ)	324	3
SS&C Technologies Holdings, Inc. (Æ)	95	2
Symmetricom, Inc. (Æ)	6,400	35
SYNNEX Corp. (Æ)	75	2
TeleNav, Inc. (Æ)	3,982	24
TeleTech Holdings, Inc. (Æ)	4,097	61
	Principal Amount ($) or Shares	Market Value $
Tessera Technologies, Inc.	4,966	67
TiVo, Inc. (Æ)	7,780	66
TNS, Inc. (Æ)	767	14
Tyler Technologies, Inc. (Æ)	927	35
Ultra Clean Holdings (Æ)	1,026	6
Ultratech, Inc. (Æ)	191	6
Unisys Corp. (Æ)	6,232	98
United Online, Inc.	5,722	23
Websense, Inc. (Æ)	903	17
XO Group, Inc. (Æ)	1,000	9
Xyratex, Ltd.	9,684	111
Zygo Corp. (Æ)	174	3

		4,019

Materials - 4.7%
A Schulman, Inc.	1,900	41
AEP Industries, Inc. (Æ)	186	6
Boise, Inc.	4,115	28
Buckeye Technologies, Inc.	2,445	68
Coeur d’Alene Mines Corp. (Æ)	6,643	112
Ferro Corp. (Æ)	518	2
Flotek Industries, Inc. (Æ)	2,206	24
Georgia Gulf Corp.	156	5
Graphic Packaging Holding Co. (Æ)	2,499	12
Handy & Harman, Ltd. (Æ)	206	3
Innospec, Inc. (Æ)	4,391	116
Kaiser Aluminum Corp.	443	21
KapStone Paper and Packaging Corp. (Æ)	4,230	65
Koppers Holdings, Inc.	933	33
Landec Corp. (Æ)	460	3
Minerals Technologies, Inc.	1,593	101
Myers Industries, Inc.	6,900	116
Neenah Paper, Inc.	95	3
NewMarket Corp.	642	134
Noranda Aluminum Holding Corp.	8,327	64
Omnova Solutions, Inc. (Æ)	2,144	15
PH Glatfelter Co.	3,026	46
PolyOne Corp.	7,556	100
Schweitzer-Mauduit International, Inc.	41	3
Tredegar Corp.	1,987	27
Worthington Industries, Inc.	3,565	58

		1,206

Telecommunication Services - 1.1%
Cincinnati Bell, Inc. (Æ)	23,141	82
General Communication, Inc. Class A (Æ)	4,505	29
IDT Corp. Class B	3,921	32
Premiere Global Services, Inc. (Æ)	4,937	41

22      Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
USA Mobility, Inc.	3,482	43
Vonage Holdings Corp. (Æ)	28,849	53

		280

Utilities - 3.0%
Avista Corp.	1,713	44
Cadiz, Inc. (Æ)	800	6
California Water Service Group	776	14
Chesapeake Utilities Corp.	400	17
Cleco Corp.	1,302	53
El Paso Electric Co.	4,294	132
Genie Energy, Ltd. Class B	930	6
Idacorp, Inc.	2,471	97
Laclede Group, Inc. (The)	697	27
New Jersey Resources Corp.	74	3
NorthWestern Corp.	1,240	44
PNM Resources, Inc.	8,215	153
Portland General Electric Co.	700	18
South Jersey Industries, Inc.	401	19
Southwest Gas Corp.	1,987	83
UNS Energy Corp.	1,473	55

		771

Total Common Stocks
(cost $22,869)		25,428

Short-Term Investments - 1.1%
SSgA Prime Money Market Fund	293,615	294

Total Short-Term Investments
(cost $294)		294

Total Investments - 100.1%
(identified cost $23,163)		25,722

Other Assets and Liabilities, Net - (0.1%)		(14)

Net Assets - 100.0%		25,708

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index Futures (CME)	4	USD	304	06/12	(14)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(14)

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund      23

SSgA

Enhanced Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,622	$—	$—	$3,622
Consumer Staples	907	—	—	907
Energy	1,467	—	—	1,467
Financials	5,940	—	—	5,940
Health Care	3,118	—	—	3,118
Industrials	4,098	—	—	4,098
Information Technology	4,019	—	—	4,019
Materials	1,206	—	—	1,206
Telecommunication Services	280	—	—	280
Utilities	771	—	—	771
Short-Term Investments	294	—	—	294

Total Investments	25,722	—	—	25,722

Other Financial Instruments
Futures Contracts	(14)	—	—	(14)

Total Other Financial Instruments*	$(14)	$—	$—	$(14)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

24    Enhanced Small Cap Fund

SSgA

Equity Funds

Notes to Schedules of Investments — May 31, 2012 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
±	Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments      25

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. This Quarterly Report reports on four funds: the SSgA Dynamic Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012. (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective February 3, 2012, the SSgA Small Cap Fund was renamed the SSgA Dynamic Small Cap Fund.

Effective July 31, 2003, the Dynamic Small Cap Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

26    Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust

Notes to Quarterly Report      27

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

28      Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Federal Income Taxes

At May 31, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Dynamic Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Cost of Investments for Tax Purposes	$12,205,831	$39,578,293	$151,773,310	$23,247,305

Gross Tax Unrealized Appreciation	$791,326	$25,187,244	$51,968,222	$4,048,054
Gross Tax Unrealized Depreciation	(538,991)	(82,468)	(27,248,492)	(1,573,684)

Net Unrealized Appreciation (Depreciation)	$252,335	$25,104,776	$24,719,730	$2,474,370

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

The fair values of the Funds Derivative Instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended May 31, 2012 were as follows:

(Amounts in thousands)

	IAM SHARES Fund	Enhanced Small Cap Fund

Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts

Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$139	$—

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$—	$14

The Dynamic Small Cap Fund and Tuckerman Active REIT Fund had no derivative holdings as of May 31, 2012.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in

Notes to Quarterly Report      29

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of May 31, 2012, the Enhanced Small Cap Fund had a $41,250 cash collateral balance held in connection with futures contracts purchased (sold).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Dynamic Small Cap Fund	$9,491	Pool of US Government Bonds
IAM SHARES Fund	76,471	Pool of US Government Bonds

4. Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee

30      Notes to Quarterly Report

SSgA

Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

paid by that participating Fund to the Central Fund. As of May 31, 2012, $5,110,540 of the Central Fund’s net assets represents investments by these Funds, and $11,372,236 represents the investments of other Investment Company Funds not presented herein.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

6. Subsequent Events

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Quarterly Report      31

SSgA

Equity Funds

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. Proxies for the SSgA IAM SHARES Fund’s underlying securities are voted in accordance with AFL/CIO guidelines. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

32      Shareholder Requests for Additional Information

I N S T I T U T I O N A L  M O N E Y  M  A R K E T  F U N D S

U.S. Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2012

SSgA Funds

Institutional Money Market Funds

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Treasury Debt - 71.5%
U.S. Treasury Bill	150,000	0.100	06/14/12	149,995
U.S. Treasury Bill	200,000	0.095	06/21/12	199,989
U.S. Treasury Bill	200,000	0.083	07/05/12	199,984
U.S. Treasury Bill	200,000	0.085	07/12/12	199,981
U.S. Treasury Bill	75,000	0.100	07/12/12	74,991
U.S. Treasury Bill	250,000	0.080	07/19/12	249,973
U.S. Treasury Bill	50,000	0.100	07/19/12	49,993
U.S. Treasury Bill	300,000	0.080	07/26/12	299,963
U.S. Treasury Bill	75,000	0.100	07/26/12	74,989
U.S. Treasury Bill	250,000	0.112	08/02/12	249,952
U.S. Treasury Bill	250,000	0.093	08/09/12	249,956
U.S. Treasury Bill	50,000	0.100	08/09/12	49,990
U.S. Treasury Bill	150,000	0.120	08/09/12	149,965
U.S. Treasury Bill	200,000	0.098	08/16/12	199,959
U.S. Treasury Bill	75,000	0.125	08/16/12	74,980
U.S. Treasury Bill	146,000	0.088	08/23/12	145,971
U.S. Treasury Bill	54,000	0.090	08/23/12	53,989
U.S. Treasury Bill	130,000	0.125	08/23/12	129,963
U.S. Treasury Bill	95,000	0.090	08/30/12	94,979
U.S. Treasury Bill	105,000	0.093	08/30/12	104,976
U.S. Treasury Bill	50,000	0.143	10/04/12	49,975
U.S. Treasury Bill	50,000	0.151	11/15/12	49,966
U.S. Treasury Bill	50,000	0.140	11/23/12	49,966
U.S. Treasury Bill	50,000	0.143	11/29/12	49,964
U.S. Treasury Note	75,000	0.157	08/15/12	75,651

Total Treasury Debt (amortized cost $3,280,060)				3,280,060

Total Investments - 71.5% (amortized cost $3,280,060)				3,280,060

Repurchase Agreements - 28.4%
Treasury Repurchase Agreement - 28.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 30, 2012 at 0.150% to be repurchased at $250,007 on June 6, 2012, collateralized by: $180,920 par various United States Treasury Obligations valued at $255,000.				250,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated May 31, 2012 at 0.180% to be repurchased at $200,001 on June 1, 2012, collateralized by: $204,025 par various United States Treasury Obligations valued at $204,000.				200,000
Agreement with Credit Suisse and JPMorgan Chase & Co. (Tri-Party) of $200,000 dated May 31, 2012 at 0.180% to be repurchased at $200,001 on June 1, 2012, collateralized by: $178,255 par various United States Treasury Obligations valued at $204,005.				200,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 31, 2012 at 0.170% to be repurchased at $150,001 on June 1, 2012, collateralized by: $133,941 par various United States Treasury Obligations valued at $153,000.				150,000

U.S. Treasury Money Market Fund      3

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated May 31, 2012 at 0.190% to be repurchased at $200,001 on June 1, 2012, collateralized by: $184,792 par various United States Treasury Obligations valued at $204,000.	200,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated May 31, 2012 at 0.190% to be repurchased at $200,001 on June 1, 2012, collateralized by: $165,534 par various United States Treasury Obligations valued at $204,000.	200,000
Agreement with UBS Securities LLC and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2012 at 0.190% to be repurchased at $100,001 on June 1, 2012, collateralized by: $100,774 par various United States Treasury Obligations valued at $102,000.	100,000

Total Treasury Repurchase Agreement (identified cost $1,300,000)	1,300,000

Total Repurchase Agreements (identified cost $1,300,000)	1,300,000

Total Investments and Repurchase Agreements -99.9%* (cost $4,580,060)(†)	4,580,060

Other Assets and Liabilities, Net - 0.1%	6,493

Net Assets - 100.0%	4,586,553

See accompanying notes which are an integral part of the quarterly report.

4      U.S. Treasury Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 6.8%
Aspen Funding Corp. (l)	50,000	0.480	08/29/12	49,941
Collateralized Commercial Paper Co. LLC	90,000	0.350	08/13/12	89,936
Gemini Securitization Corp. LLC (l)	50,000	0.420	06/28/12	49,984
Gemini Securitization Corp. LLC (l)	70,000	0.480	08/29/12	69,917
Kells Funding LLC (l)	45,000	0.450	06/06/12	44,997
Kells Funding LLC (l)	100,000	0.400	08/03/12	99,930
Kells Funding LLC (l)	100,000	0.400	08/07/12	99,926
Kells Funding LLC (l)	24,000	0.410	08/14/12	23,980
Kells Funding LLC (l)	125,000	0.400	08/16/12	124,895
Newport Funding Corp. (l)	30,000	0.480	08/29/12	29,964
Solitaire Funding LLC (l)	100,000	0.364	06/12/12	99,988
Solitaire Funding LLC (l)	70,000	0.370	07/09/12	69,973

Total Asset Backed Commercial Paper (amortized cost $853,431)				853,431

Certificate of Deposit - 37.9%
Bank of Montreal (next reset date 07/06/12) (Ê)	50,000	0.519	12/05/12	50,000
Bank of Nova Scotia (next reset date 08/16/12) (Ê)	45,000	0.615	09/14/12	45,000
Bank of Nova Scotia (next reset date 06/19/12) (Ê)	90,000	0.309	09/19/12	90,000
Bank of Nova Scotia (next reset date 06/06/12) (Ê)	100,000	0.308	10/03/12	100,000
Bank of Tokyo - Mitsubishi	300,000	0.170	06/08/12	300,000
Barclays Bank	75,000	0.460	07/24/12	75,000
Barclays Bank	200,000	0.420	09/07/12	200,000
Barclays Bank	50,000	0.430	09/24/12	50,000
BNP Paribas	18,000	0.240	06/04/12	18,000
BNP Paribas	27,000	0.240	06/14/12	27,000
Credit Suisse	100,000	0.320	06/28/12	100,000
Credit Suisse	50,000	0.300	07/05/12	50,000
Deutsche Bank AG	75,000	0.420	06/27/12	75,000
Deutsche Bank AG	300,000	0.350	07/30/12	300,000
ING Bank NV	150,000	0.510	06/01/12	150,000
ING Bank NV	250,000	0.480	06/14/12	250,000
ING Bank NV	150,000	0.470	07/05/12	150,000
Lloyds TSB Bank	50,000	0.200	06/01/12	50,000
Lloyds TSB Bank	400,000	0.200	06/08/12	400,000
National Australia Bank Ltd.(Ê)	200,000	0.318	06/07/12	200,000
National Australia Bank Ltd. (next reset date 06/29/12) (Ê)	200,000	0.288	10/29/12	200,000
National Bank of Canada (next reset date 06/27/12) (Ê)	25,000	0.358	07/25/12	25,000
Nordea Bank AB	65,000	0.340	07/02/12	65,000
Nordea Bank AB	55,000	0.320	07/03/12	55,000
Nordea Bank AB	100,000	0.250	07/09/12	100,000
Rabobank Nederland NV	100,000	0.400	06/18/12	100,000
Rabobank Nederland NV	100,000	0.400	10/15/12	100,000
Rabobank Nederland NV (next reset date 07/02/12) (Ê)	150,000	0.568	01/02/13	150,000
Rabobank Nederland NV (next reset date 07/05/12) (Ê)	50,000	0.568	01/04/13	50,000
Skandinaviska Enskilda Banken AB	125,000	0.480	07/30/12	125,000
Skandinaviska Enskilda Banken AB	145,000	0.460	08/14/12	145,000
Skandinaviska Enskilda Banken AB	175,000	0.460	08/21/12	175,000
Standard Chartered Bank	140,700	0.340	08/14/12	140,700
Sumitomo Mitsui Banking Corp.	100,000	0.170	06/08/12	100,000

Prime Money Market Fund      5

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Svenska Handelsbanken AB	27,000	0.290	06/04/12	27,000
Svenska Handelsbanken AB	50,000	0.280	06/11/12	50,000
Svenska Handelsbanken AB	40,000	0.245	08/06/12	40,000
Svenska Handelsbanken AB	200,000	0.275	08/15/12	200,002
UBS AG (next reset date 06/27/12) (Ê)	130,000	0.738	07/27/12	130,000
UBS AG (Ê)	130,000	0.725	07/30/12	130,000

Total Certificate of Deposit
(amortized cost $4,787,702)				4,787,702

Financial Company Commercial Paper - 15.8%
ABN AMRO Funding (l)	150,000	0.232	06/08/12	149,993
Australia & New Zealand Banking Group Ltd. (Ê)(l)	38,000	0.474	06/07/12	38,000
Australia & New Zealand Banking Group Ltd. (Ê)(l)	29,000	0.474	06/08/12	29,000
BNP Paribas	18,000	0.240	06/01/12	18,000
Caisse D’Amortissement de la Dette Sociale (l)	67,000	0.332	07/12/12	66,974
Commonwealth Bank of Australia (next reset date 06/06/12) (Ê)(l)	40,000	0.318	09/06/12	40,000
Commonwealth Bank of Australia (next reset date 06/08/12) (Ê)(l)	40,000	0.318	09/10/12	40,000
Commonwealth Bank of Australia (next reset date 06/21/12) (Ê)(l)	40,000	0.289	11/21/12	40,000
Credit Suisse	50,000	0.300	07/18/12	49,980
DnB Bank ASA (Ê)(l)	73,000	0.535	07/31/12	73,000
DnB Bank ASA (l)	100,000	0.315	09/07/12	99,914
DnB Bank ASA (next reset date 06/25/12) (Ê)	105,000	0.537	09/24/12	105,000
General Electric Capital Corp.	57,000	0.240	07/10/12	56,985
General Electric Capital Corp.	45,000	0.240	07/25/12	44,984
General Electric Capital Corp.	150,000	0.240	08/06/12	149,934
General Electric Co.	50,000	0.170	06/11/12	49,998
General Electric Co.	85,000	0.210	06/28/12	84,987
HSBC Bank PLC (next reset date 06/04/12) (Ê)(l)	40,000	0.348	08/02/12	40,000
JPMorgan Chase & Co (next reset date 06/11/12) (Ê)	85,000	0.278	10/09/12	85,000
JPMorgan Chase & Co	110,000	0.298	10/09/12	109,881
Nordea Bank AB	100,000	0.250	07/06/12	99,976
Nordea Bank AB	25,000	0.250	07/12/12	24,993
NRW Bank (l)	215,000	0.285	08/09/12	214,882
Sumitomo Mitsui Banking Corp. (l)	150,000	0.170	06/08/12	149,995
Toyota Motor Credit Corp.	75,000	0.350	10/17/12	74,899
Westpac Banking Corp. (next reset date 06/28/12) (Ê)(l)	60,000	0.288	09/28/12	60,000

Total Financial Company Commercial Paper
(amortized cost $1,996,375)				1,996,375

Government Agency Debt - 4.0%
Federal Home Loan Bank	98,000	0.113	08/17/12	97,976
Federal Home Loan Bank	100,000	0.108	08/22/12	99,975
Federal Home Loan Bank	228,000	0.156	11/14/12	227,834
Federal Home Loan Mortgage Corp.	75,000	0.108	08/20/12	74,982

Total Government Agency Debt
(amortized cost $500,767)				500,767

Other Note - 7.4%
Bank of America NA	100,000	0.230	06/08/12	100,000
Bank of America NA	250,000	0.240	06/29/12	250,000
Commonwealth Bank of Australia (next reset date 07/27/12)(Ê)(l)	49,000	0.615	11/26/12	49,000

6      Prime Money Market Fund

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
JPMorgan Chase Bank NA	215,000	0.010	06/01/12	215,000
Nordea Bank AB (next reset date 08/20/12) (Ê)(l)	165,000	0.636	11/16/12	165,000
Rabobank Nederland NV (next reset date 08/16/12) (Ê)(l)	107,000	0.605	12/14/12	107,000
Westpac Banking Corp. (next reset date 07/30/12) (Ê)	55,000	0.615	11/27/12	55,000

Total Other Note
(amortized cost $941,000)				941,000

Total Investments - 71.9%
(amortized cost $9,079,275)				9,079,275

Repurchase Agreements - 27.3%
Government Agency Repurchase Agreement - 24.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $175,000 dated May 29, 2012 at 0.180% to be repurchased at $175,006 on June 5, 2012, collateralized by: $174,383 par various United States Government Agency Mortgage Obligations valued at $178,500.				175,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 31, 2012 at 0.200% to be repurchased at $250,001 on June 1, 2012, collateralized by: $402,875 par various United States Government Agency Mortgage Obligations valued at $255,000.				250,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $176,000 dated May 31, 2012 at 0.210% to be repurchased at $176,001 on June 1, 2012, collateralized by: $240,340 par various United States Government Agency Mortgage Obligations valued at $179,520.				176,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated May 31, 2012 at 0.210% to be repurchased at $400,002 on June 1, 2012, collateralized by: $522,584 par various United States Government Agency Mortgage Obligations valued at $408,000.				400,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 29, 2012 at 0.180% to be repurchased at $250,009 on June 5, 2012, collateralized by: $643,013 par various United States Government Agency Mortgage Obligations valued at $255,247.				250,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $94,000 dated May 31, 2012 at 0.220% to be repurchased at $94,001 on June 1, 2012, collateralized by: $130,277 par various United States Government Agency Mortgage Obligations valued at $95,880.				94,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 30, 2012 at 0.190% to be repurchased at $150,006 on June 6, 2012, collateralized by: $150,897 par various United States Government Agency Mortgage Obligations valued at $153,000.				150,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $350,000 dated May 29, 2012 at 0.200% to be repurchased at $350,014 on June 5, 2012, collateralized by: $674,212 par various United States Government Agency Mortgage Obligations valued at $357,000.				350,000
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $105,000 dated May 31, 2012 at 0.200% to be repurchased at $105,001 on June 1, 2012, collateralized by: $123,814 par various United States Government Agency Mortgage Obligations valued at $107,104.				105,000

Prime Money Market Fund      7

SSgA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $525,000 dated May 31, 2012 at 0.210% to be repurchased at $525,003 on June 1, 2012, collateralized by: $595,853 par various United States Government Agency Mortgage Obligations valued at $535,500.	525,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $375,000 dated May 31, 2012 at 0.210% to be repurchased at $375,002 on June 1, 2012, collateralized by: $2,433,774 par various United States Government Agency Mortgage Obligations valued at $382,500.	375,000
Agreement with UBS Securities LLC and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated May 31, 2012 at 0.210% to be repurchased at $300,002 on June 1, 2012, collateralized by: $304,672 par various United States Government Agency Mortgage Obligations valued at $306,000.	300,000

Total Government Agency Repurchase Agreement
(identified cost $3,150,000)	3,150,000

Treasury Repurchase Agreement - 2.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2012 at 0.180% to be repurchased at $100,001 on June 1, 2012, collateralized by: $100,774 par various United States Treasury Obligations valued at $102,000.	100,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $155,000 dated May 31, 2012 at 0.200% to be repurchased at $155,001 on June 1, 2012, collateralized by: $156,199 par various United States Treasury Obligations valued at $158,100.	155,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated May 31, 2012 at 0.190% to be repurchased at $50,000 on June 1, 2012, collateralized by: $51,164 par various United States Treasury Obligations valued at $51,000.	50,000

Total Treasury Repurchase Agreement
(identified cost $305,000)	305,000

Total Repurchase Agreements
(identified cost $3,455,000)	3,455,000

Total Investments and Repurchase Agreements - 99.2%*
(cost $12,534,275)(†)	12,534,275

Other Assets and Liabilities, Net - 0.8%	99,150

Net Assets - 100.0%	12,633,425

See accompanying notes which are an integral part of the quarterly report.

8      Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2012 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

Notes to Schedules of Investments      9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("U.S. GAAP") for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

10      Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report      11

SSgA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of May 31, 2012, $16,482,776 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates its value as recorded in the Fund’s Statements of Assets and Liabilities.

12      Notes to Quarterly Report

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information      13

F I X E D    I N C O M E    F U N D S

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2012

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Bond Market Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 94.8%
Asset-Backed Securities - 1.1%
AmeriCredit Automobile Receivables Trust
Series 2012-2 Class A3
1.050% due 10/11/16	55	55
Bank of America Auto Trust
Series 2012-1 Class A3
0.780% due 06/15/16	58	58
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	102
Toyota Auto Receivables Owner Trust
Series 2012-A Class A3
0.750% due 02/16/16	148	148

		363

Corporate Bonds and Notes - 14.8%
Alabama Power Co.
5.700% due 02/15/33	50	63
Altria Group, Inc.
9.950% due 11/10/38	75	120
American Honda Finance Corp.
1.450% due 02/27/15 (l)	125	126
American International Group, Inc.
3.800% due 03/22/17	150	152
Amsouth Bank
Series AI
5.200% due 04/01/15	175	178
BAT International Finance PLC
2.125% due 06/07/17 (l)	175	175
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
4.950% due 09/15/41	110	121
Citigroup, Inc.
4.750% due 05/19/15	225	234
Comcast Corp.
6.400% due 03/01/40	50	63
CSX Corp.
4.750% due 05/30/42	40	41
Daimler Finance NA LLC
2.950% due 01/11/17 (l)	125	129
8.500% due 01/18/31	125	191
Diageo Investment Corp.
4.250% due 05/11/42	53	55
Digital Realty Trust, LP
4.500% due 07/15/15	175	184
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.150% due 03/15/42	175	174
eBay, Inc.
0.875% due 10/15/13	165	166
Ecolab, Inc.
4.350% due 12/08/21	125	137
Ford Motor Co.
7.450% due 07/16/31	150	195
Hewlett-Packard Co.
1.250% due 09/13/13	25	25
1.550% due 05/30/14	25	25
HSBC Bank USA NA
Series BKNT
5.625% due 08/15/35	75	76
International Paper Co.
6.000% due 11/15/41	50	55
JPMorgan Chase & Co.
5.600% due 07/15/41	75	82
Kraft Foods, Inc.
5.250% due 10/01/13	125	131
Lubrizol Corp.
6.500% due 10/01/34	25	34
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	50	58
3.875% due 01/15/22	70	73
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	110
Oglethorpe Power Corp.
5.250% due 09/01/50	100	115
Phillips 66
4.300% due 04/01/22 (l)	125	130
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	56
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	19	25
SABMiller Holdings, Inc.
4.950% due 01/15/42 (l)	165	182
Spectra Energy Capital LLC
5.650% due 03/01/20	125	144
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	250	269
United Technologies Corp.
4.500% due 06/01/42	33	35
Verizon Communications, Inc.
3.500% due 11/01/21	100	106
Verizon New York, Inc.
Series B
7.375% due 04/01/32	100	125
Xerox Corp.
2.950% due 03/15/17	170	171

		4,784

Bond Market Fund      3

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Debt - 6.6%
America Movil SAB de CV
2.375% due 09/08/16	250	252
Anglo American Capital PLC
2.150% due 09/27/13 (l)	250	251
Barclays Bank PLC
2.750% due 02/23/15	125	125
BP Capital Markets PLC
3.561% due 11/01/21	125	131
Brazilian Government International Bond
Series A
8.000% due 01/15/18	33	39
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	58
Covidien International Finance SA
1.350% due 05/29/15	150	150
European Investment Bank
5.125% due 09/13/16	150	174
GlaxoSmithKline Capital PLC
1.500% due 05/08/17	150	150
ING Bank NV
3.750% due 03/07/17 (l)	250	246
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	125
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	129
Tyco Electronics Group SA
1.600% due 02/03/15	125	126
Vale Overseas, Ltd.
6.250% due 01/23/17	50	56
Weatherford International, Ltd.
5.950% due 04/15/42	125	132

		2,144

Mortgage-Backed Securities - 40.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	259
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	292
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
5.814% due 06/15/38	190	200
Fannie Mae
6.000% due 2013	33	35
5.500% due 2014	1	1
6.500% due 2014	49	50
7.500% due 2015	7	7
6.500% due 2016	10	10
	Principal Amount ($) or Shares	Market Value $
5.000% due 2018	223	242
5.500% due 2018	102	111
5.500% due 2019	51	56
4.500% due 2022	226	242
4.500% due 2023	3	3
8.000% due 2023	—	—	±
4.000% due 2025	448	483
9.000% due 2025	162	201
9.000% due 2026	1	2
7.500% due 2027	36	42
6.000% due 2028	7	8
6.000% due 2029	2	2
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	341	366
6.000% due 2033	91	103
5.500% due 2034	461	506
5.000% due 2035	332	360
2.486% due 2036 (Ê)	562	599
6.000% due 2038	327	361
4.000% due 2039	548	584
4.500% due 2039	557	598
4.000% due 2040	524	558
4.500% due 2040	780	837
30 Year TBA (Ï)
3.500%	465	488
Freddie Mac
6.000% due 2016	26	28
7.000% due 2016	41	45
4.500% due 2019	145	154
4.500% due 2023	39	42
8.500% due 2025	1	1
7.000% due 2030	1	2
6.000% due 2033	37	41
5.000% due 2035	924	998
5.500% due 2038	669	734
4.500% due 2039	159	170
Ginnie Mae I
10.000% due 2013	1	1
7.500% due 2022	—	—	±
7.000% due 2023	42	48
7.500% due 2023	—	—	±
6.500% due 2024	1	1
7.500% due 2024	26	30
8.500% due 2025	4	5
6.500% due 2028	7	9
7.000% due 2028	10	11
7.500% due 2028	13	14
8.500% due 2028	10	11
7.500% due 2029	1	1

4      Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
8.000% due 2029	6	6
7.500% due 2030	12	12
8.000% due 2030	30	36
6.500% due 2032	48	56
7.000% due 2032	72	86
7.500% due 2032	4	5
5.000% due 2033	138	154
5.500% due 2038	159	177
6.000% due 2038	199	224
4.500% due 2039	520	572
5.000% due 2039	322	356
4.000% due 2040	237	260
4.500% due 2041	226	249
30 Year TBA(Ï)
3.500%	235	251
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	327
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	224
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	108	112

		13,067

United States Government Agencies - 3.2%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	220
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	170
Federal National Mortgage Association
1.250% due 09/28/16	425	432
Freddie Mac
6.750% due 03/15/31	125	193

		1,015

United States Government Treasuries - 28.6%
United States Treasury Notes
0.250% due 02/28/14	1,275	1,275
0.375% due 03/15/15	300	300
1.000% due 09/30/16	1,150	1,170
0.875% due 12/31/16	1,098	1,111
0.875% due 01/31/17	175	177
1.000% due 03/31/17	1,162	1,182
0.625% due 05/31/17	400	399
1.375% due 12/31/18	160	164
1.750% due 05/15/22	1,260	1,280
5.250% due 11/15/28	515	736
5.375% due 02/15/31	25	37
	Principal Amount ($) or Shares	Market Value $
4.375% due 05/15/40	47	64
4.375% due 05/15/41	350	475
3.125% due 11/15/41	180	197
3.125% due 02/15/42	252	276
3.000% due 05/15/42	375	400

		9,243

Total Long-Term Investments
(cost $28,910)		30,616

Short-Term Investments - 6.5%
SSgA Prime Money Market Fund	1,987,136	1,987
United States Treasury Bills
0.092% due 08/09/12 (§)	100	100

Total Short-Term Investments
(cost $2,087)		2,087

Total Investments - 101.3%
(identified cost $30,997)		32,703

Other Assets and Liabilities, Net - (1.3%)		(413)

Net Assets - 100.0%		32,290

See accompanying notes which are an integral part of the quarterly report.

Bond Market Fund      5

SSgA

Bond Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 2 Year Note Futures	10	USD	2,204	09/12	(—	)±
United States Treasury 5 Year Note Futures	8	USD	994	09/12	—	±

Short Positions
United States Treasury 10 Year Note Futures	9	USD	1,206	09/12	(2)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(2)

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$363	$—	$363
Corporate Bonds and Notes	—	4,784	—	4,784
International Debt	—	2,144	—	2,144
Mortgage-Backed Securities	—	13,067	—	13,067
United States Government Agencies	—	1,015	—	1,015
United States Government Treasuries	—	9,243	—	9,243
Short-Term Investments	1,987	100	—	2,087

Total Investments	1,987	30,716	—	32,703

Other Financial Instruments
Futures Contracts	(2)	—	—	(2)

Total Other Financial Instruments*	$(2)	$—	$—	$(2)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

6      Bond Market Fund

SSgA

Intermediate Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.8%
Asset-Backed Securities - 1.0%
Ally Master Owner Trust
Series 2011-3 Class A2
1.810% due 05/15/16	125	126
AmeriCredit Automobile Receivables Trust
Series 2012-2 Class A3
1.050% due 10/11/16	60	60
Bank of America Auto Trust
Series 2012-1 Class A3
0.780% due 06/15/16	67	67
Toyota Auto Receivables Owner Trust
Series 2012-A Class A3
0.750% due 02/16/16	169	169

		422

Corporate Bonds and Notes - 18.3%
Altera Corp.
1.750% due 05/15/17	150	151
Altria Group, Inc.
9.250% due 08/06/19	125	172
American Honda Finance Corp.
1.450% due 02/27/15 (l)	125	126
American International Group, Inc.
3.800% due 03/22/17	200	203
Amsouth Bank
Series AI
5.200% due 04/01/15	200	203
AT&T, Inc.
3.875% due 08/15/21	80	87
Bank of America Corp.
6.500% due 08/01/16	325	352
5.000% due 05/13/21	100	100
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	58
3.450% due 09/15/21	250	263
Cisco Systems, Inc.
5.500% due 02/22/16	100	116
Citigroup, Inc.
4.750% due 05/19/15	250	261
Comcast Corp.
6.500% due 01/15/15	50	57
4.950% due 06/15/16	25	28
Cooper US, Inc.
2.375% due 01/15/16	125	129
Daimler Finance NA LLC
2.950% due 01/11/17 (l)	125	129
Digital Realty Trust, LP
4.500% due 07/15/15	175	184

	Principal Amount ($) or Shares	Market Value $
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.800% due 03/15/22	175	175
Dover Corp.
4.875% due 10/15/15	25	28
eBay, Inc.
0.875% due 10/15/13	165	166
Ecolab, Inc.
4.350% due 12/08/21	125	137
Express Scripts Holding Co.
4.750% due 11/15/21 (l)	125	138
Ford Motor Credit Co. LLC
3.875% due 01/15/15	250	260
Genentech, Inc.
4.750% due 07/15/15	50	56
Genworth Financial, Inc.
4.950% due 10/01/15	50	50
Goldman Sachs Group, Inc. (The)
5.625% due 01/15/17	50	51
Hershey Co. (The)
4.850% due 08/15/15	50	56
Hewlett-Packard Co.
1.250% due 09/13/13	125	125
1.550% due 05/30/14	25	25
HSBC Finance Corp.
6.676% due 01/15/21	111	120
JPMorgan Chase & Co.
3.150% due 07/05/16	450	459
4.350% due 08/15/21	75	78
Kraft Foods, Inc.
5.250% due 10/01/13	125	131
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	50	58
3.875% due 01/15/22	70	73
MetLife, Inc.
6.750% due 06/01/16	100	118
MidAmerican Energy Holdings Co.
5.750% due 04/01/18	125	149
News America, Inc.
4.500% due 02/15/21	150	162
Phillips 66
4.300% due 04/01/22 (l)	145	151
Plains All American Pipeline, LP / PAA Finance Corp.
3.950% due 09/15/15	125	134
PSEG Power LLC
5.500% due 12/01/15	50	56
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	55
SABMiller Holdings, Inc.
3.750% due 01/15/22 (l)	250	265

Intermediate Fund       7

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Southern Copper Corp.
5.375% due 04/16/20	180	197
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	200	215
United Technologies Corp.
3.100% due 06/01/22	104	108
US Bancorp
3.000% due 03/15/22	50	51
Verizon Communications, Inc.
3.500% due 11/01/21	250	266
Wal-Mart Stores, Inc.
4.250% due 04/15/21	125	143
Wisconsin Electric Power Co.
2.950% due 09/15/21	125	131
Xerox Corp.
2.950% due 03/15/17	170	171

		7,430

International Debt - 8.0%
America Movil SAB de CV
2.375% due 09/08/16	200	202
Anglo American Capital PLC
2.150% due 09/27/13 (l)	250	251
Barclays Bank PLC
2.750% due 02/23/15	125	125
B.A.T. International Finance PLC
2.125% due 06/07/17 (l)	200	200
BP Capital Markets PLC
3.561% due 11/01/21	125	131
Brazilian Government International Bond
Series A
8.000% due 01/15/18	67	78
Covidien International Finance SA
1.350% due 05/29/15	200	200
4.200% due 06/15/20	125	138
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	78
European Investment Bank
4.250% due 07/15/13	225	234
GlaxoSmithKline Capital PLC
1.500% due 05/08/17	200	200
ING Bank NV
3.750% due 03/07/17 (l)	250	246
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	216
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	107
Petrobras International Finance Co. - Pifco
6.125% due 10/06/16	25	28

	Principal Amount ($) or Shares	Market Value $
Republic of Italy
5.250% due 09/20/16	125	125
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	125
Telefonica Emisiones SAU
6.421% due 06/20/16	65	64
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	129
Tyco Electronics Group SA
1.600% due 02/03/15	125	126
Tyco International Finance SA
6.000% due 11/15/13	25	27
Vale Overseas, Ltd.
6.250% due 01/23/17	75	85
Weatherford International, Ltd.
4.500% due 04/15/22	125	129

		3,244

United States Government Agencies - 7.9%
Federal Home Loan Mortgage Corp.
0.625% due 12/29/14	500	502
2.375% due 01/13/22	795	818
Federal National Mortgage Association
0.750% due 12/19/14	500	503
1.250% due 09/28/16	350	356
1.375% due 11/15/16	500	510
Freddie Mac
0.750% due 11/25/14	500	503

		3,192

United States Government Treasuries - 57.6%
United States Treasury Notes
0.750% due 03/31/13	1,185	1,190
1.750% due 04/15/13	1,875	1,900
0.375% due 06/30/13	175	175
3.375% due 07/31/13	1,250	1,296
1.750% due 01/31/14	800	820
1.875% due 02/28/14	1,575	1,619
0.250% due 03/31/14	200	200
0.250% due 09/15/14	107	107
0.500% due 10/15/14	52	52
2.625% due 12/31/14	250	265
2.000% due 01/31/16	3,000	3,165
3.000% due 08/31/16	405	446
1.000% due 09/30/16	4,365	4,443
0.875% due 12/31/16	1,525	1,543
0.875% due 01/31/17	175	177
1.000% due 03/31/17	1,794	1,824
0.875% due 04/30/17	965	975
0.625% due 05/31/17	325	324
1.375% due 12/31/18	180	185

8      Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
1.750% due 05/15/22	2,100	2,133
3.000% due 05/15/42	475	507

		23,346

Total Long-Term Investments
(cost $36,572)		37,634

Short-Term Investments - 6.4%
General Electric Capital Corp.
2.200% due 06/08/12	175	175
National Fuel Gas Co.
5.250% due 03/01/13	20	21
SSgA Prime Money Market Fund	1,478,395	1,478
United States Treasury Bills
Zero coupon due 08/09/12 (§)	100	100
United States Treasury Notes
1.375% due 09/15/12	250	251
0.625% due 02/28/13	575	577

Total Short-Term Investments
(cost $2,599)		2,602

Total Investments - 99.2%
(identified cost $39,171)		40,236

Other Assets and Liabilities, Net - 0.8%		332

Net Assets - 100.0%		40,568

See accompanying notes which are an integral part of the quarterly report.

Intermediate Fund       9

SSgA

Intermediate Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Note Futures	15	USD	3,306	09/12	(— )±
United States Treasury 5 Year Note Futures	15	USD	1,863	09/12	1

Short Positions
United States Treasury 10 Year Note Futures	17	USD	2,277	09/12	(4)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(3)

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$422	$—	$422
Corporate Bonds and Notes	—	7,430	—	7,430
International Debt	—	3,244	—	3,244
United States Government Agencies	—	3,192	—	3,192
United States Government Treasuries	—	23,346	—	23,346
Short-Term Investments	1,478	1,124	—	2,602

Total Investments	1,478	38,758	—	40,236

Other Financial Instruments
Futures Contracts	(3)	—	—	(3)

Total Other Financial Instruments*	$(3)	$—	$—	$(3)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

10      Intermediate Fund

SSgA

High Yield Bond Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.0%
Corporate Bonds and Notes - 76.2%
ACE Cash Express, Inc.
11.000% due 02/01/19 (l)	300	262
Advanced Micro Devices, Inc.
7.750% due 08/01/20	375	402
AES Corp. (The)
9.750% due 04/15/16	525	616
Allison Transmission, Inc.
7.125% due 05/15/19 (l)	350	366
Ally Financial, Inc.
5.500% due 02/15/17	250	250
Series 8
6.750% due 12/01/14	525	546
AMC Entertainment, Inc.
9.750% due 12/01/20	500	538
American Casino & Entertainment Properties LLC / ACEP Finance Corp.
11.000% due 06/15/14	360	376
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.250% due 01/15/19 (l)	250	259
Beazer Homes USA, Inc.
8.125% due 06/15/16	200	183
Berry Petroleum Co.
6.375% due 09/15/22	55	56
Berry Plastics Corp.
9.500% due 05/15/18	450	461
Biomet, Inc.
11.625% due 10/15/17	225	238
Boyd Gaming Corp.
9.000% due 07/01/20 (l)	450	450
Building Materials Corp. of America
6.750% due 05/01/21 (l)	250	256
Burlington Coat Factory Warehouse Corp.
10.000% due 02/15/19	500	516
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/17	250	266
10.000% due 12/15/18	325	219
8.500% due 02/15/20 (l)	250	249
Calpine Corp.
7.500% due 02/15/21 (l)	650	679
Capella Healthcare, Inc.
9.250% due 07/01/17	200	200
Case New Holland, Inc.
7.875% due 12/01/17	400	456
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375% due 06/01/20	400	428
CDW LLC / CDW Finance Corp.
8.500% due 04/01/19	500	514

	Principal Amount ($) or Shares	Market Value $
Chaparral Energy, Inc.
9.875% due 10/01/20	250	278
8.250% due 09/01/21	125	133
Chrysler Group LLC/CG Co.-Issuer, Inc.
Series WI
8.250% due 06/15/21	525	526
Cincinnati Bell, Inc.
8.750% due 03/15/18	625	580
CIT Group, Inc.
4.750% due 02/15/15 (l)	500	498
7.000% due 05/02/17 (l)	329	329
5.250% due 03/15/18	500	492
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625% due 01/15/16	225	233
Series 144a
7.625% due 01/15/16 (l)	450	464
Clayton Williams Energy, Inc.
7.750% due 04/01/19	500	495
Clear Channel Communications, Inc.
5.500% due 09/15/14	250	214
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/20 (l)	125	117
Series 144a
7.625% due 03/15/20 (l)	875	836
Cleaver-Brooks, Inc.
12.250% due 05/01/16 (l)	200	211
CNH Capital LLC
6.250% due 11/01/16 (l)	650	678
CommScope, Inc.
8.250% due 01/15/19 (l)	215	221
Comstock Resources, Inc.
9.500% due 06/15/20	450	429
Cricket Communications, Inc.
10.000% due 07/15/15	750	767
7.750% due 10/15/20	350	320
CSC Holdings LLC
7.625% due 07/15/18	450	486
DAE Aviation Holdings, Inc.
11.250% due 08/01/15 (l)	200	206
Delphi Corp.
Series WI
6.125% due 05/15/21	600	639
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	231	235
Delta Air Lines, Inc.
12.250% due 03/15/15 (l)	125	135
Deluxe Corp.
7.000% due 03/15/19	300	309

High Yield Bond Fund      11

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DineEquity, Inc.
9.500% due 10/30/18	200	217
DISH DBS Corp.
6.750% due 06/01/21	500	516
Dynacast International LLC / Dynacast Finance, Inc.
9.250% due 07/15/19 (l)	375	386
El Paso Corp.
7.250% due 06/01/18	300	340
Endo Health Solutions, Inc.
7.000% due 07/15/19	250	261
Energy Future Holdings Corp.
10.000% due 01/15/20	440	467
Energy XXI Gulf Coast, Inc.
9.250% due 12/15/17	300	322
EnergySolutions, Inc. / EnergySolutions LLC
10.750% due 08/15/18	375	382
Equinix, Inc.
7.000% due 07/15/21	500	534
Everest Acquisition LLC / Everest Acquisition Finance, Inc.
9.375% due 05/01/20 (l)	313	321
FGI Operating Co. LLC / FGI Finance, Inc.
7.875% due 05/01/20 (l)	500	514
Fidelity National Information Services, Inc.
5.000% due 03/15/22 (l)	500	486
First Data Corp.
9.875% due 09/24/15	192	191
11.250% due 03/31/16	250	217
7.375% due 06/15/19 (l)	375	375
12.625% due 01/15/21	113	107
Ford Motor Credit Co. LLC
4.250% due 02/03/17	500	533
6.625% due 08/15/17	400	464
5.750% due 02/01/21	525	598
Freescale Semiconductor, Inc.
9.250% due 04/15/18 (l)	350	368
Fresenius Medical Care US Finance, Inc.
6.500% due 09/15/18 (l)	325	339
Frontier Communications Corp.
9.250% due 07/01/21	1,000	1,035
General Motors Financial Co., Inc.
6.750% due 06/01/18	275	295
GenOn Americas Generation LLC
8.500% due 10/01/21	200	171
Genworth Financial, Inc.
6.150% due 11/15/66	400	228
Georgia Gulf Corp.
9.000% due 01/15/17 (l)	325	365
Grifols, Inc.
8.250% due 02/01/18	220	234
GWR Operating Partnership LLP
10.875% due 04/01/17	200	226
GXS Worldwide, Inc.
9.750% due 06/15/15	275	267
HCA, Inc.
8.000% due 10/01/18	750	829
5.875% due 03/15/22	400	397
Hertz Corp. (The)
6.750% due 04/15/19	325	332
Hexion US Finance Corp.
6.625% due 04/15/20 (l)	250	253
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
8.875% due 02/01/18	675	672
Hughes Satellite Systems Corp.
7.625% due 06/15/21	325	336
ILFC E-Capital Trust II
6.250% due 12/21/65 (l)	350	252
International Lease Finance Corp.
6.250% due 05/15/19	275	275
8.250% due 12/15/20	350	390
8.625% due 01/15/22	300	342
iPayment, Inc.
Series WI
10.250% due 05/15/18	325	291
Jabil Circuit, Inc.
8.250% due 03/15/18	325	377
JMC Steel Group
8.250% due 03/15/18 (l)	500	505
Kaiser Aluminum Corp.
8.250% due 06/01/20 (l)	500	503
KB Home
8.000% due 03/15/20	250	242
Kinetic Concepts, Inc. / KCI USA Inc
10.500% due 11/01/18 (l)	225	227
Laredo Petroleum, Inc.
7.375% due 05/01/22 (l)	500	511
Level 3 Communications, Inc.
Series WI
11.875% due 02/01/19	200	214
Level 3 Financing, Inc.
8.625% due 07/15/20 (l)	600	612
Libbey Glass, Inc.
10.000% due 02/15/15	28	30
6.875% due 05/15/20 (l)	500	501
Liberty Mutual Group, Inc.
10.750% due 06/15/58 (l)	175	241
Linn Energy LLC / Linn Energy Finance Corp.
6.250% due 11/01/19 (l)	750	714
MacDermid, Inc.
9.500% due 04/15/17 (l)	400	415

12      High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.
6.250% due 06/15/22	625	641
McClatchy Co. (The)
11.500% due 02/15/17	850	858
McJunkin Red Man Corp.
9.500% due 12/15/16	300	321
Mcron Finance Sub LLC / Mcron Finance Corp.
8.375% due 05/15/19 (l)	500	492
Meritage Homes Corp.
7.000% due 04/01/22 (l)	500	507
MGM Resorts International
6.875% due 04/01/16	500	503
7.750% due 03/15/22	250	249
Michael Foods, Inc.
9.750% due 07/15/18	250	271
Michaels Stores, Inc.
11.375% due 11/01/16	125	133
7.750% due 11/01/18	325	339
Molycorp, Inc.
10.000% due 06/01/20 (l)	500	499
Monitronics International, Inc.
9.125% due 04/01/20 (l)	500	485
Multiplan, Inc.
9.875% due 09/01/18 (l)	200	212
Mylan, Inc.
7.625% due 07/15/17 (l)	300	327
Navistar International Corp.
8.250% due 11/01/21	252	265
Neiman Marcus Group, Inc. (The)
10.375% due 10/15/15	250	262
Newfield Exploration Co.
5.750% due 01/30/22	650	684
Nextel Communications, Inc.
Series D
7.375% due 08/01/15	300	293
NII Capital Corp.
7.625% due 04/01/21	250	211
Nortek, Inc.
10.000% due 12/01/18	325	343
Northern Oil and Gas, Inc.
8.000% due 06/01/20 (l)	125	124
NRG Energy, Inc.
7.875% due 05/15/21	450	433
Nuveen Investments, Inc.
5.500% due 09/15/15	375	337
Office Depot, Inc.
9.750% due 03/15/19 (l)	500	487
Peabody Energy Corp.
6.000% due 11/15/18 (l)	275	274
Pharmaceutical Product Development, Inc.
9.500% due 12/01/19 (l)	625	666
Pinnacle Entertainment, Inc.
7.750% due 04/01/22	500	527
Pittsburgh Glass Works LLC
8.500% due 04/15/16 (l)	550	517
Plains Exploration & Production Co.
6.125% due 06/15/19	750	728
Provident Funding Associates, LP / PFG Finance Corp.
10.250% due 04/15/17 (l)	250	259
Radiation Therapy Services, Inc.
8.875% due 01/15/17 (l)	750	722
Regions Bank
6.450% due 06/26/37	200	197
Regions Bank/Birmingham AL
Series BKNT
7.500% due 05/15/18	300	336
Resolute Forest Products
10.250% due 10/15/18	362	410
Revlon Consumer Products Corp.
9.750% due 11/15/15	200	215
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
9.875% due 08/15/19 (l)	920	918
6.875% due 02/15/21 (l)	340	345
Rite Aid Corp.
9.500% due 06/15/17	800	768
RR Donnelley & Sons Co.
8.250% due 03/15/19	500	476
Ruby Tuesday, Inc.
7.625% due 05/15/20 (l)	500	463
Sabre, Inc.
8.500% due 05/15/19 (l)	500	496
Sally Holdings LLC / Sally Capital, Inc.
5.750% due 06/01/22	250	253
Samson Investment Co.
9.750% due 02/15/20 (l)	625	622
SandRidge Energy, Inc.
8.125% due 10/15/22 (l)	500	493
ServiceMaster Co.
10.750% due 07/15/15 (l)	239	247
8.000% due 02/15/20	500	525
Sprint Nextel Corp.
7.000% due 03/01/20 (l)	1,250	1,259
Standard Pacific Corp.
8.375% due 05/15/18	475	510
SunGard Data Systems, Inc.
10.250% due 08/15/15	350	360
SUPERVALU, Inc.
8.000% due 05/01/16	525	524

High Yield Bond Fund       13

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Surgical Care Affiliates, Inc.
10.000% due 07/15/17 (l)	275	274
Taminco Global Chemical Corp.
9.750% due 03/31/20 (l)	485	493
Tekni-Plex, Inc.
9.750% due 06/01/19 (l)	500	496
Tenet Healthcare Corp.
10.000% due 05/01/18	200	228
Tenneco, Inc.
7.750% due 08/15/18	250	269
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (l)	125	84
Series A
10.250% due 11/01/15	425	102
Textron Financial Corp.
6.000% due 02/15/67 (l)	350	271
Toys R Us Property Co. I LLC
10.750% due 07/15/17	210	228
TransDigm, Inc.
7.750% due 12/15/18	475	505
TransUnion Holding Co., Inc.
9.625% due 06/15/18 (l)	500	528
UCI International, Inc.
8.625% due 02/15/19	250	255
United Air Lines, Inc.
9.875% due 08/01/13 (l)	142	146
United Rentals NA, Inc.
8.375% due 09/15/20	250	255
UR Financing Escrow Corp.
7.375% due 05/15/20 (l)	500	513
Valeant Pharmaceuticals International
6.750% due 08/15/21 (l)	225	207
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.
7.750% due 02/01/19 (l)	500	490
Viasystems, Inc.
7.875% due 05/01/19 (l)	750	733
Weyerhaeuser Co.
7.375% due 10/01/19	375	447
Windstream Corp.
7.500% due 06/01/22	600	580
Wyle Services Corp.
10.500% due 04/01/18 (l)	200	216

		68,543

International Debt - 12.8%
Ardagh Packaging Finance PLC
9.125% due 10/15/20 (l)	250	260
Dematic SA
8.750% due 05/01/16 (l)	300	311
FMG Resources Pty, Ltd.
8.250% due 11/01/19 (l)	350	362
6.875% due 04/01/22 (l)	500	481
Harvest Operations Corp.
6.875% due 10/01/17 (l)	600	628
HBOS PLC
Series GMTN
6.750% due 05/21/18 (l)	500	458
INEOS Group Holdings SA
8.500% due 02/15/16 (l)	250	226
Intelsat Luxembourg SA
11.500% due 02/04/17	263	259
International Automotive Components Group SA
9.125% due 06/01/18 (l)	275	248
Lafarge SA
6.500% due 07/15/16	400	425
LyondellBasell Industries NV
5.000% due 04/15/19 (l)	500	509
Navios Maritime Holdings, Inc. / Navios Maritime Finance US Inc
8.875% due 11/01/17	300	307
New Gold, Inc.
7.000% due 04/15/20 (l)	500	510
Offshore Group Investments, Ltd.
11.500% due 08/01/15 (l)	1,000	1,065
OGX Austria GmbH
8.500% due 06/01/18 (l)	525	505
8.375% due 04/01/22 (l)	500	474
PetroBakken Energy, Ltd.
8.625% due 02/01/20 (l)	545	553
Rexel SA
6.125% due 12/15/19 (l)	500	497
Royal Bank of Scotland Group PLC
5.050% due 01/08/15	300	292
7.648% due 09/30/49 (ƒ)	325	248
Sable International Finance, Ltd.
8.750% due 02/01/20 (l)	635	657
Seagate HDD Cayman
7.000% due 11/01/21	620	651
Seven Seas Cruises S de RL LLC
9.125% due 05/15/19 (l)	225	232
Trinidad Drilling, Ltd.
7.875% due 01/15/19 (l)	500	525
UPCB Finance VI, Ltd.
6.875% due 01/15/22 (l)	500	491
XL Group PLC
Series E
6.500% due 03/29/49 (ƒ)	400	308

		11,482

14      High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Loan Agreements - 2.2%
Chesapeake Energy Corp.
8.500% due 12/02/17 (ß)(l)	750	736
EP Energy Corp.
6.500% due 04/18/18 (ß)(l)	250	250
Ineos US Finance LLC
6.500% due 04/27/18 (Ê)(ß)(l)	1,000	980

		1,966

Mortgage-Backed Securities - 0.8%
CHS/Community Health Systems, Inc.
8.000% due 11/15/19	500	511
Roofing Supply Group LLC / Roofing
Supply Finance, Inc.
10.000% due 06/01/20 (l)	225	227

		738

Total Long-Term Investments
(cost $81,607)		82,729

Preferred Stocks - 0.4%
Consumer Discretionary - 0.4%
GMAC Capital Trust I	15,000	344

Total Preferred Stocks
(cost $375)		344

Short-Term Investments - 5.0%
MGM Resorts International
6.750% due 04/01/13	150	153
SSgA Prime Money Market Fund	4,318,114	4,318

Total Short-Term Investments
(cost $4,445)		4,471

Total Investments - 97.4%
(identified cost $86,427)		87,544

Other Assets and Liabilities, Net - 2.6%		2,339

Net Assets - 100.0%		89,883

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$68,308	$235	$68,543
International Debt	—	11,482	—	11,482
Loan Agreements	—	1,966	—	1,966
Mortgage-Backed Securities	—	738	—	738
Preferred Stocks	344	—	—	344
Short-Term Investments	4,318	153	—	4,471

Total Investments	$4,662	$82,647	$235	$87,544

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund       15

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2012 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ß)	Illiquid security.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

16      Notes to Schedules of Investments

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012. (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit

Notes to Quarterly Report       17

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

18      Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

The NAVof a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

At May 31, 2012, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Cost of Investments for Tax Purposes	$31,083,840	$39,180,959	$86,574,560

Gross Tax Unrealized Appreciation	$1,626,604	$1,065,662	$2,109,148
Gross Tax Unrealized Depreciation	(7,888)	(10,530)	(1,139,796)

Net Unrealized Appreciation (Depreciation)	$1,618,716	$1,055,132	$969,352

Notes to Quarterly Report       19

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

20      Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

The fair values of the Funds’ Derivative Instruments, categorized by risk exposure for the period ended May 31, 2012, were as follows:

	Bond Market Fund	Intermediate Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$—	$1

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$2	$4

The High Yield Bond Fund had no derivative instruments as of May 31, 2012.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap

Notes to Quarterly Report       21

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2012, $7,783,645 of the Central Fund’s net assets represents investments by these Funds, and $8,699,131 represents the investments of other Investment Company Funds not presented herein.

4. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2012, the restricted securities held by a fund that are illiquid are as follows:

Fund - % of Net Assets	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

High Yield Bond Fund - 2.2%
Chesapeake Energy Corp.	05/15/12	750,000	97.00	728	736
EP Energy Corp.	04/10/12	250,000	99.00	247	250
Ineos US Finance LLC	04/27/12	1,000,000	98.50	985	980

					1,966

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies

22      Notes to Quarterly Report

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

6. Subsequent Events

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Quarterly Report       23

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

24      Shareholder Requests for Additional Information

M O N E Y   M A R K E T   F U N D S

Money Market Fund

U.S.  Government Money Market Fund

Quarterly Report

May 31, 2012

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Money Market Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Asset Backed Commercial Paper - 6.2%
Aspen Funding Corp. (l)	50,000	0.480	08/29/12	49,941
Collateralized Commercial Paper Co. LLC	35,000	0.350	08/13/12	34,975
Kells Funding LLC (l)	30,000	0.450	06/06/12	29,998
Kells Funding LLC (l)	60,000	0.400	06/20/12	59,988
Kells Funding LLC (l)	25,000	0.450	07/13/12	24,987
Kells Funding LLC (l)	75,000	0.410	08/03/12	74,946
Kells Funding LLC (l)	30,000	0.400	08/07/12	29,978
Newport Funding Corp. (l)	25,000	0.480	08/29/12	24,970
Solitaire Funding LLC (l)	30,000	0.370	07/09/12	29,988

Total Asset Backed Commercial Paper
(amortized cost $359,771)				359,771

Certificate of Deposit - 38.1%
Bank of Montreal (next reset date 07/06/12) (Ê)	25,000	0.519	12/05/12	25,000
Bank of Nova Scotia (next reset date 08/16/12) (Ê)	30,000	0.616	09/14/12	30,000
Bank of Nova Scotia (next reset date 06/19/12) (Ê)	35,000	0.309	09/19/12	35,000
Bank of Nova Scotia (next reset date 06/06/12) (Ê)	45,000	0.308	10/03/12	45,000
Bank of Tokyo - Mitsubishi	150,000	0.170	06/08/12	150,000
Bank of Tokyo - Mitsubishi	75,000	0.170	06/28/12	75,000
Barclays Bank	75,000	0.460	07/24/12	75,000
Barclays Bank	25,000	0.430	09/24/12	25,000
BNP Paribas	8,000	0.240	06/04/12	8,000
Credit Suisse	50,000	0.320	06/28/12	50,000
Credit Suisse	75,000	0.300	07/12/12	75,000
Credit Suisse (next reset date 06/01/12) (Ê)	51,000	0.438	12/05/12	51,000
Deutsche Bank AG	50,000	0.420	06/27/12	50,000
Deutsche Bank AG	100,000	0.350	07/30/12	100,000
ING Bank NV	40,000	0.480	06/14/12	40,000
ING Bank NV	75,000	0.470	07/05/12	75,000
ING Bank NV	25,000	0.460	08/06/12	25,000
ING Bank NV	50,000	0.420	08/09/12	50,000
Lloyds TSB Bank	40,000	0.200	06/01/12	40,000
Lloyds TSB Bank	75,000	0.200	06/08/12	75,000
Lloyds TSB Bank	50,000	0.200	06/13/12	50,000
National Australia Bank Ltd. (next reset date 06/06/12) (Ê)	125,000	0.368	08/03/12	125,000
National Australia Bank Ltd. (next reset date 06/29/12) (Ê)	50,000	0.288	10/29/12	50,000
National Bank of Canada (next reset date 06/27/12) (Ê)	15,000	0.358	07/25/12	15,000
Nordea Bank AB	25,000	0.320	07/03/12	25,000
Rabobank Nederland NV	50,000	0.400	10/15/12	50,000
Rabobank Nederland NV (next reset date 07/02/12) (Ê)	75,000	0.568	01/02/13	75,000
Skandinaviska Enskilda Banken AB	85,000	0.460	08/14/12	85,000
Skandinaviska Enskilda Banken AB	85,000	0.460	08/21/12	85,000
Sumitomo Mitsui Banking Corp.	75,000	0.170	06/07/12	75,000
Sumitomo Mitsui Banking Corp.	100,000	0.170	06/08/12	100,000
Svenska Handelsbanken AB	13,000	0.290	06/04/12	13,000
Svenska Handelsbanken AB	25,000	0.280	06/11/12	25,000
Svenska Handelsbanken AB	30,000	0.245	08/06/12	30,000
Svenska Handelsbanken AB	100,000	0.275	08/15/12	100,001

Money Market Fund      3

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Toronto Dominion Bank (next reset date 08/02/12) (Ê)	13,000	0.465	02/04/13	13,000
UBS AG (next reset date 06/27/12) (Ê)	85,000	0.738	07/27/12	85,000
UBS AG (Ê)	85,000	0.725	07/30/12	85,000

Total Certificate of Deposit
(amortized cost $2,185,001)				2,185,001

Financial Company Commercial Paper - 11.8%
Australia & New Zealand Banking Group Ltd. (Ê)(l)	27,000	0.475	06/07/12	27,000
Australia & New Zealand Banking Group Ltd. (Ê)(l)	21,000	0.475	06/08/12	21,000
BNP Paribas	8,000	0.240	06/01/12	8,000
Caisse D’Amortissement de la Dette Sociale (l)	30,000	0.332	07/12/12	29,988
Commonwealth Bank of Australia (next reset date 06/06/12) (Ê)(l)	15,000	0.319	09/06/12	15,000
Commonwealth Bank of Australia (next reset date 06/08/12) (Ê)(l)	15,000	0.318	09/10/12	15,000
Commonwealth Bank of Australia (next reset date 06/21/12) (Ê)(l)	20,000	0.289	11/21/12	20,000
DnB Bank ASA (Ê)(l)	41,000	0.535	07/31/12	41,000
DnB Bank ASA (l)	50,000	0.315	09/07/12	49,957
General Electric Capital Corp.	25,000	0.240	07/11/12	24,993
General Electric Capital Corp.	50,000	0.240	08/07/12	49,978
HSBC Bank PLC (next reset date 06/04/12) (Ê)(l)	20,000	0.348	08/02/12	20,000
JPMorgan Chase & Co (next reset date 06/11/12) (Ê)	35,000	0.278	10/09/12	35,000
JPMorgan Chase & Co	40,000	0.298	10/09/12	39,957
Nordea Bank AB	50,000	0.250	07/06/12	49,988
Nordea Bank AB	40,000	0.250	07/12/12	39,989
NRW Bank (l)	90,000	0.285	08/09/12	89,951
Toyota Motor Credit Corp.	50,000	0.350	10/16/12	49,933
Toyota Motor Credit Corp.	25,000	0.350	10/17/12	24,966
Westpac Banking Corp. (next reset date 06/28/12) (Ê)(l)	25,000	0.288	09/28/12	25,000

Total Financial Company Commercial Paper
(amortized cost $676,700)				676,700

Government Agency Debt - 4.3%
Federal Home Loan Bank	47,000	0.114	08/17/12	46,989
Federal Home Loan Bank	45,000	0.108	08/22/12	44,989
Federal Home Loan Bank	110,000	0.156	11/14/12	109,920
Federal Home Loan Mortgage Corp.	48,000	0.108	08/20/12	47,988

Total Government Agency Debt
(amortized cost $249,886)				249,886

Other Note - 9.0%
Bank of America NA	100,000	0.230	06/08/12	100,000
Bank of America NA	100,000	0.240	06/29/12	100,000
Commonwealth Bank of Australia (next reset date 07/27/12) (Ê)(l)	24,000	0.615	11/26/12	24,000
JPMorgan Chase Bank NA	110,000	0.010	06/01/12	110,000
Nordea Bank AB (next reset date 08/20/12) (Ê)(l)	74,000	0.636	11/16/12	74,000

4      Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Rabobank Nederland NV (next reset date 08/16/12) (Ê)(l)	80,000	0.605	12/14/12	80,000
Westpac Banking Corp. (next reset date 07/30/12) (Ê)	27,000	0.616	11/27/12	27,000

Total Other Note
(amortized cost $515,000)				515,000

Total Investments - 69.4%
(amortized cost $3,986,358)				3,986,358

Repurchase Agreements - 26.6%
Government Agency Repurchase Agreement - 24.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 29, 2012 at 0.180% to be repurchased at $100,004 on June 5, 2012, collateralized by: $97,580 par various United States Government Agency Mortgage Obligations valued at $102,000.				100,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $145,000 dated May 31, 2012 at 0.200% to be repurchased at $145,001 on June 1, 2012, collateralized by: $214,336 par various United States Government Agency Mortgage Obligations valued at $147,900.				145,000
Agreement with Calyon and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated May 31, 2012 at 0.210% to be repurchased at $50,000 on June 1, 2012, collateralized by: $53,463 par various United States Government Agency Mortgage Obligations valued at $51,000.				50,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $170,000 dated May 31, 2012 at 0.210% to be repurchased at $170,001 on June 1, 2012, collateralized by: $281,659 par various United States Government Agency Mortgage Obligations valued at $173,400.				170,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 29, 2012 at 0.180% to be repurchased at $100,004 on June 5, 2012, collateralized by: $118,214 par various United States Government Agency Mortgage Obligations valued at $102,182.				100,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 29, 2012 at 0.200% to be repurchased at $250,010 on June 5, 2012, collateralized by: $490,969 par various United States Government Agency Mortgage Obligations valued at $255,000.				250,000
Agreement with JPMorgan Chase Securities and JPMorgan Chase & Co. (Tri-Party) of $45,000 dated May 31, 2012 at 0.200% to be repurchased at $45,000 on June 1, 2012, collateralized by: $69,058 par various United States Government Agency Mortgage Obligations valued at $45,900.				45,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $195,000 dated May 31, 2012 at 0.210% to be repurchased at $195,001 on June 1, 2012, collateralized by: $199,934 par various United States Government Agency Mortgage Obligations valued at $198,900.				195,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $170,000 dated May 31, 2012 at 0.210% to be repurchased at $170,001 on June 1, 2012, collateralized by: $199,609 par various United States Government Agency Mortgage Obligations valued at $173,400.				170,000

Money Market Fund      5

SSgA

Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Agreement with UBS Securities LLC and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 31, 2012 at 0.210% to be repurchased at $150,001 on June 1, 2012, collateralized by: $149,997 par various United States Government Agency Mortgage Obligations valued at $153,000.				150,000

Total Government Agency Repurchase Agreement
(identified cost $1,375,000)				1,375,000

Treasury Repurchase Agreement - 2.6%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2012 at 0.200% to be repurchased at $100,001 on June 1, 2012, collateralized by: $101,556 par various United States Treasury Obligations valued at $102,000.				100,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated May 31, 2012 at 0.190% to be repurchased at $50,000 on June 1, 2012, collateralized by: $51,164 par various United States Treasury Obligations valued at $51,000.				50,000

Total Treasury Repurchase Agreement
(identified cost $150,000)				150,000

Total Repurchase Agreements
(identified cost $1,525,000)				1,525,000

Total Investments and Repurchase Agreements - 96.0%*
(cost $5,511,358) (†)				5,511,358

Other Assets and Liabilities, Net - 4.0%				227,289

Net Assets - 100.0%				5,738,647

See accompanying notes which are an integral part of the quarterly report.

6      Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Government Agency Debt - 71.9%
Federal Home Loan Bank	132,900	0.110	06/15/12	132,894
Federal Home Loan Bank	32,000	0.069	06/20/12	31,999
Federal Home Loan Bank	40,000	0.090	06/29/12	39,997
Federal Home Loan Bank	38,000	0.110	07/13/12	37,995
Federal Home Loan Bank	33,000	0.113	07/13/12	32,996
Federal Home Loan Bank	9,574	0.080	07/18/12	9,573
Federal Home Loan Bank	45,770	0.080	07/20/12	45,765
Federal Home Loan Bank	19,000	0.079	07/25/12	18,998
Federal Home Loan Bank	150,000	0.113	07/25/12	149,974
Federal Home Loan Bank	11,000	0.149	07/25/12	10,998
Federal Home Loan Bank	86,000	0.118	08/08/12	85,981
Federal Home Loan Bank	11,000	0.125	08/08/12	10,997
Federal Home Loan Bank	31,000	0.120	08/15/12	30,992
Federal Home Loan Bank	27,000	0.169	08/15/12	26,990
Federal Home Loan Bank	25,000	0.113	08/17/12	24,994
Federal Home Loan Bank	58,000	0.120	08/17/12	57,985
Federal Home Loan Bank	175,000	0.108	08/22/12	174,956
Federal Home Loan Bank	28,000	0.160	11/14/12	27,979
Federal Home Loan Mortgage Corp.	11,503	0.060	06/01/12	11,503
Federal Home Loan Mortgage Corp.	22,477	0.060	06/11/12	22,477
Federal Home Loan Mortgage Corp.	36,430	0.059	06/18/12	36,429
Federal Home Loan Mortgage Corp.	21,000	0.105	06/26/12	20,998
Federal Home Loan Mortgage Corp.	21,000	0.090	07/02/12	20,998
Federal Home Loan Mortgage Corp.	5,000	0.125	07/02/12	4,999
Federal Home Loan Mortgage Corp.	26,822	0.079	07/09/12	26,820
Federal Home Loan Mortgage Corp.	13,916	0.080	07/16/12	13,915
Federal Home Loan Mortgage Corp.	11,000	0.110	07/16/12	10,998
Federal Home Loan Mortgage Corp.	39,045	0.080	07/23/12	39,040
Federal Home Loan Mortgage Corp.	8,842	0.085	07/23/12	8,841
Federal Home Loan Mortgage Corp.	52,000	0.120	07/30/12	51,990
Federal Home Loan Mortgage Corp.	20,000	0.125	07/30/12	19,996
Federal Home Loan Mortgage Corp.	28,000	0.139	07/30/12	27,994
Federal Home Loan Mortgage Corp.	25,000	0.120	08/06/12	24,994
Federal Home Loan Mortgage Corp.	11,000	0.110	08/10/12	10,998
Federal Home Loan Mortgage Corp.	15,000	0.140	08/13/12	14,996
Federal Home Loan Mortgage Corp.	18,000	0.110	08/20/12	17,996
Federal Home Loan Mortgage Corp.	26,000	0.140	08/20/12	25,992
Federal Home Loan Mortgage Corp.	28,000	0.155	09/04/12	27,989
Federal Home Loan Mortgage Corp.	22,000	0.144	09/10/12	21,991
Federal Home Loan Mortgage Corp.	16,000	0.140	09/17/12	15,993
Federal Home Loan Mortgage Corp.	10,000	0.140	09/24/12	9,996
Federal Home Loan Mortgage Corp.	20,000	0.148	10/01/12	19,990
Federal Home Loan Mortgage Corp.	10,000	0.150	10/01/12	9,995
Federal Home Loan Mortgage Corp.	75,000	0.160	10/09/12	74,957
Federal Home Loan Mortgage Corp.	31,000	0.145	10/29/12	30,981
Federal Home Loan Mortgage Corp.	58,000	0.155	11/05/12	57,961
Federal Home Loan Mortgage Corp.	31,000	0.160	11/05/12	30,978
Federal Home Loan Mortgage Corp.	25,000	0.160	11/19/12	24,981
Federal National Mortgage Assoc.	7,627	0.060	06/06/12	7,627
Federal National Mortgage Assoc.	124,750	0.059	06/18/12	124,746

U.S. Government Money Market Fund        7

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Federal National Mortgage Assoc.	75,000	0.110	06/20/12	74,996
Federal National Mortgage Assoc.	11,000	0.150	06/25/12	10,999
Federal National Mortgage Assoc.	25,000	0.110	07/11/12	24,997
Federal National Mortgage Assoc.	11,000	0.120	07/11/12	10,999
Federal National Mortgage Assoc.	89,283	0.084	07/18/12	89,273
Federal National Mortgage Assoc.	13,000	0.110	07/18/12	12,998
Federal National Mortgage Assoc.	36,000	0.125	07/18/12	35,994
Federal National Mortgage Assoc.	50,000	0.098	07/23/12	49,993
Federal National Mortgage Assoc.	50,000	0.098	07/24/12	49,993
Federal National Mortgage Assoc.	50,000	0.098	07/25/12	49,992
Federal National Mortgage Assoc.	17,000	0.130	07/25/12	16,997
Federal National Mortgage Assoc.	16,000	0.149	07/25/12	15,996
Federal National Mortgage Assoc.	50,000	0.098	07/26/12	49,992
Federal National Mortgage Assoc.	50,000	0.160	10/03/12	49,972
Federal National Mortgage Assoc.	10,000	0.160	10/31/12	9,993
Federal National Mortgage Assoc.	10,000	0.160	11/07/12	9,993
Federal National Mortgage Assoc.	23,000	0.160	11/14/12	22,983

Total Government Agency Debt
(amortized cost $2,408,382)				2,408,382

Treasury Debt - 1.7%
U.S. Treasury Note	57,000	0.157	08/15/12	57,495

Total Treasury Debt
(amortized cost $57,495)				57,495

Total Investments - 73.6%
(amortized cost $2,465,877)				2,465,877

Repurchase Agreements - 26.4%
Government Agency Repurchase Agreement - 23.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 29, 2012 at 0.170% to be repurchased at $250,008 on June 5, 2012, collateralized by: $238,061 par various United States Government Agency Obligations valued at $255,001.				250,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 31, 2012 at 0.200% to be repurchased at $150,001 on June 1, 2012, collateralized by: $149,638 par various United States Government Agency Obligations valued at $153,000.				150,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2012 at 0.190% to be repurchased at $100,001 on June 1, 2012, collateralized by: $96,098 par various United States Government Agency Obligations valued at $102,002.				100,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 31, 2012 at 0.210% to be repurchased at $150,001 on June 1, 2012, collateralized by: $152,100 par various United States Government Agency Obligations valued at $153,001.				150,000

8      U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000 dated May 31, 2012 at 0.210% to be repurchased at $150,001 on June 1, 2012, collateralized by: $95,687 par various United States Government Agency Obligations valued at $153,002.	150,000

Total Government Agency Repurchase Agreement
(identified cost $800,000)	800,000

Treasury Repurchase Agreement - 2.5%
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $10,000 dated May 31, 2012 at 0.200% to be repurchased at $10,000 on June 1, 2012, collateralized by: $9,633 par various United States Treasury Obligations valued at $10,200.	10,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $75,000 dated May 31, 2012 at 0.190% to be repurchased at $75,000 on June 1, 2012, collateralized by: $76,323 par various United States Treasury Obligations valued at $76,500.	75,000

Total Treasury Repurchase Agreement
(identified cost $85,000)	85,000

Total Repurchase Agreements
(identified cost $885,000)	885,000

Total Investments and Repurchase Agreements - 100.0%*
(cost $3,350,877) (†)	3,350,877

Other Assets and Liabilities, Net - 0.0%	1,286

Net Assets - 100.0%	3,352,163

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund      9

SSgA

Money Market Funds

Notes to Schedules of Investments — May 31, 2012 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(l)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)
#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.

10      Notes to Schedules of Investments

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. This Quarterly Report reports on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012. (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/ amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report      11

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily

12      Notes to Quarterly Report

SSgA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report      13

SSgA

Money Market Funds

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

14      Shareholder Requests for Additional Information

S & P    5 0 0    I N D E X    F  U N D

Quarterly Report

May 31, 2012

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 59.42% at May 31, 2012). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Fixed income securities including

Notes to Quarterly Report       3

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended May 31, 2012, was Level 1 for the Fund.

4      Notes to Quarterly Report

SSgA

S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Notes to Quarterly Report       5

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

6      Shareholder Requests for Additional Information

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

Common Stocks - 98.4%
Consumer Discretionary - 11.6%
Abercrombie & Fitch Co. Class A	13,046	$438
Amazon.com, Inc. (a)	54,492	11,602
Apollo Group, Inc. Class A (a)	18,029	574
AutoNation, Inc. (a)	6,363	229
AutoZone, Inc. (a)	4,064	1,545
Bed Bath & Beyond, Inc. (a)	36,245	2,619
Best Buy Co., Inc.	42,119	788
Big Lots, Inc. (a)	9,227	339
BorgWarner, Inc. (a)	17,100	1,227
Cablevision Systems Corp.	35,600	407
CarMax, Inc. (a)	34,000	959
Carnival Corp.	66,350	2,129
CBS Corp. Class B	99,303	3,170
Chipotle Mexican Grill, Inc. (a)	4,700	1,941
Coach, Inc.	44,228	2,983
Comcast Corp. Class A	407,148	11,771
D.R. Horton, Inc.	40,376	670
Darden Restaurants, Inc.	20,488	1,060
DeVry, Inc.	10,400	284
Direct TV. Class A (a)	100,577	4,471
Discovery Communications, Inc. Class A (a)	39,700	1,989
Dollar Tree, Inc. (a)	18,600	1,919
eBay, Inc. (a)	171,103	6,706
Expedia, Inc.	14,357	659
Family Dollar Stores, Inc.	18,758	1,271
Ford Motor Co.	578,798	6,112
Fossil, Inc. (a)	7,800	571
GameStop Corp. Class A	19,500	374
Gannett Co., Inc.	33,574	439
Gap, Inc.	47,898	1,269
Genuine Parts Co.	23,809	1,500
Goodyear Tire & Rubber Co. (a)	34,957	365
H&R Block, Inc.	47,115	719
Harley-Davidson, Inc.	35,801	1,725
Harman International Industries, Inc.	9,721	381
Hasbro, Inc.	17,825	631
Home Depot, Inc.	230,712	11,383
Host Hotels & Resorts, Inc.	110,421	1,685
International Game Technology	47,919	685
Interpublic Group of Cos., Inc.	71,894	747
JC Penney Co., Inc.	21,810	572
Johnson Controls, Inc.	100,686	3,035
Kohl’s Corp.	36,633	1,679
Lennar Corp. Class A	25,931	708
Limited Brands, Inc.	35,867	1,591
Lowe’s Cos., Inc.	186,162	4,974
Macy’s, Inc.	63,423	2,413
Marriott International, Inc. Class A	40,450	1,566
Mattel, Inc.	50,676	1,578

McDonald’s Corp.	153,025	$13,671
McGraw-Hill Cos., Inc.	40,666	1,764
NetFlix, Inc. (a)	8,000	508
Newell Rubbermaid, Inc.	42,693	786
News Corp. Class A	326,609	6,271
NIKE, Inc. Class B	55,252	5,977
Nordstrom, Inc.	24,133	1,143
O’Reilly Automotive, Inc. (a)	19,400	1,858
Omnicom Group, Inc.	41,641	1,985
Priceline.com, Inc. (a)	7,590	4,747
PulteGroup, Inc. (a)	54,705	512
Ralph Lauren Corp.	9,815	1,461
Ross Stores, Inc.	34,500	2,181
Scripps Networks Interactive, Inc. Class A	13,135	719
Sears Holdings Corp. (a)	5,374	266
Snap-on, Inc.	9,212	557
Stanley Black & Decker, Inc.	25,407	1,683
Staples, Inc.	101,833	1,338
Starbucks Corp.	112,861	6,195
Starwood Hotels & Resorts Worldwide, Inc.	29,347	1,551
Target Corp.	100,016	5,792
Tiffany & Co.	19,880	1,101
Time Warner Cable, Inc.	46,871	3,534
Time Warner, Inc.	144,391	4,977
TJX Cos., Inc.	111,812	4,748
TripAdvisor, Inc. (a)	14,357	616
Urban Outfitters, Inc. (a)	18,300	512
V.F. Corp.	12,793	1,804
Viacom, Inc. Class B	81,122	3,872
Walt Disney Co.	268,245	12,262
Washington Post Co. Class B	660	230
Whirlpool Corp.	11,361	703
Wyndham Worldwide Corp.	22,699	1,130
Wynn Resorts, Ltd.	11,500	1,185
Yum! Brands, Inc.	69,792	4,911

		211,002

Consumer Staples - 11.1%
Altria Group, Inc.	306,899	9,879
Archer-Daniels-Midland Co.	98,724	3,147
Avon Products, Inc.	67,660	1,120
Beam, Inc.	23,345	1,414
Brown-Forman Corp. Class B	15,655	1,365
Campbell Soup Co.	26,665	845
Clorox Co.	20,543	1,413
Coca-Cola Co.	340,211	25,424
Coca-Cola Enterprises, Inc.	46,401	1,270
Colgate-Palmolive Co.	72,101	7,088
ConAgra Foods, Inc.	59,575	1,498
Constellation Brands, Inc. Class A (a)	23,026	444
Costco Wholesale Corp.	64,789	5,597

State Street Equity 500 Index Portfolio       7

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

CVS Caremark Corp.	194,632	$8,747
Dean Foods Co. (a)	23,558	368
Dr Pepper Snapple Group, Inc.	32,000	1,320
Estee Lauder Cos., Inc. Class A	33,704	1,825
General Mills, Inc.	95,264	3,647
H.J. Heinz Co.	48,169	2,557
Hormel Foods Corp.	21,200	634
Kellogg Co.	37,035	1,807
Kimberly-Clark Corp.	58,500	4,642
Kraft Foods, Inc. Class A	264,509	10,123
Kroger Co.	83,976	1,848
Lorillard, Inc.	19,461	2,405
McCormick & Co., Inc.	20,753	1,170
Molson Coors Brewing Co. Class B	22,062	848
PepsiCo, Inc.	235,354	15,969
Philip Morris International, Inc.	258,699	21,863
Procter & Gamble Co.	415,019	25,852
Reynolds American, Inc.	49,574	2,074
Safeway, Inc.	37,164	707
Sara Lee Corp.	86,334	1,804
Sysco Corp.	89,509	2,498
The Hershey Co.	21,782	1,456
The J.M. Smucker Co.	16,460	1,260
Tyson Foods, Inc. Class A	44,235	857
Wal-Mart Stores, Inc.	261,802	17,232
Walgreen Co.	132,018	4,029
Whole Foods Market, Inc.	25,233	2,236

		200,282

Energy - 10.5%
Alpha Natural Resources, Inc. (a)	35,600	373
Anadarko Petroleum Corp.	76,026	4,638
Apache Corp.	57,225	4,657
Baker Hughes, Inc.	64,573	2,695
Cabot Oil & Gas Corp.	32,600	1,061
Cameron International Corp. (a)	36,000	1,645
Chesapeake Energy Corp.	97,082	1,641
Chevron Corp. (b)	297,346	29,232
ConocoPhillips	191,330	9,980
Consol Energy, Inc.	34,973	982
Denbury Resources, Inc. (a)	61,500	930
Devon Energy Corp.	61,851	3,681
Diamond Offshore Drilling, Inc.	10,200	593
EOG Resources, Inc.	39,917	3,964
EQT Corp.	23,300	1,081
ExxonMobil Corp. (b)	709,547	55,792
FMC Technologies, Inc. (a)	36,600	1,473
Halliburton Co.	138,234	4,155
Helmerich & Payne, Inc.	16,300	738
Hess Corp.	45,201	1,975
Kinder Morgan, Inc.	66,626	2,278

Marathon Oil Corp.	107,077	$2,667
Marathon Petroleum Corp.	52,388	1,890
Murphy Oil Corp.	29,741	1,386
Nabors Industries, Ltd. (a)	42,504	576
National Oilwell Varco, Inc.	64,557	4,309
Newfield Exploration Co. (a)	20,600	617
Noble Corp. (a)	39,400	1,232
Noble Energy, Inc.	26,610	2,247
Occidental Petroleum Corp.	121,244	9,611
Peabody Energy Corp.	39,324	919
Phillips 66 (a)	97,065	2,915
Pioneer Natural Resources Co.	18,100	1,750
QEP Resources, Inc.	27,068	712
Range Resources Corp.	23,400	1,344
Rowan Cos. PLC Class A (a)	19,620	589
Schlumberger, Ltd.	200,758	12,698
Southwestern Energy Co. (a)	50,800	1,424
Spectra Energy Corp.	97,598	2,802
Sunoco, Inc.	17,184	798
Tesoro Corp. (a)	20,765	459
Valero Energy Corp.	84,209	1,777
Williams Cos., Inc.	88,668	2,707
WPX Energy, Inc. (a)	30,856	453

		189,446

Financials - 14.9%
ACE, Ltd.	50,500	3,653
AFLAC, Inc.	70,990	2,845
Allstate Corp.	76,306	2,590
American Express Co.	153,664	8,579
American International Group, Inc. (a)	96,333	2,811
American Tower Corp. REIT	58,200	3,776
Ameriprise Financial, Inc.	34,007	1,630
Aon PLC	48,947	2,276
Apartment Investment & Management Co. Class A	17,052	462
Assurant, Inc.	14,131	472
AvalonBay Communities, Inc.	14,798	2,068
Bank of America Corp.	1,620,071	11,908
Bank of New York Mellon Corp.	184,385	3,754
BB&T Corp.	105,170	3,178
Berkshire Hathaway, Inc. Class B (a)	265,103	21,039
BlackRock, Inc.	19,234	3,285
Boston Properties, Inc.	21,667	2,230
Capital One Financial Corp.	83,063	4,267
CBRE Group, Inc. (a)	49,575	815
Charles Schwab Corp.	158,493	1,975
Chubb Corp.	39,975	2,881
Cincinnati Financial Corp.	25,114	906
Citigroup, Inc.	442,020	11,718
CME Group, Inc.	10,091	2,599

8      State Street Equity 500 Index Portfolio

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

Comerica, Inc.	28,944	$880
DDR Corp. REIT	1,532	21
Discover Financial Services	80,905	2,679
E*Trade Financial Corp. (a)	35,531	302
Equity Residential	46,157	2,820
Federated Investors, Inc. Class B	14,870	299
Fifth Third Bancorp	143,016	1,909
First Horizon National Corp.	46,055	391
Franklin Resources, Inc.	21,480	2,294
Genworth Financial, Inc. Class A (a)	72,151	378
Goldman Sachs Group, Inc.	74,134	7,095
Hartford Financial Services Group, Inc.	69,797	1,174
HCP, Inc.	60,000	2,450
Health Care REIT, Inc.	31,500	1,747
Hudson City Bancorp, Inc.	76,692	475
Huntington Bancshares, Inc.	127,456	834
IntercontinentalExchange, Inc. (a)	11,180	1,369
Invesco, Ltd.	68,200	1,483
J.P. Morgan Chase & Co.	573,715	19,019
KeyCorp	150,475	1,129
Kimco Realty Corp.	62,669	1,125
Legg Mason, Inc.	18,042	459
Leucadia National Corp.	29,736	604
Lincoln National Corp.	42,592	880
Loews Corp.	45,931	1,786
M & T Bank Corp.	18,937	1,540
Marsh & McLennan Cos., Inc.	81,553	2,608
Mastercard, Inc. Class A	15,900	6,463
MetLife, Inc.	161,696	4,723
Moody’s Corp.	30,266	1,107
Morgan Stanley	228,230	3,049
NASDAQ OMX Group, Inc. (a)	18,400	403
Northern Trust Corp.	35,806	1,546
NYSE Euronext	40,200	977
Paychex, Inc.	50,338	1,509
People’s United Financial, Inc.	57,000	663
PNC Financial Services Group, Inc.	79,017	4,853
Principal Financial Group, Inc.	45,291	1,112
Progressive Corp.	92,901	2,019
ProLogis, Inc.	68,799	2,200
Prudential Financial, Inc.	71,939	3,342
Public Storage, Inc.	21,387	2,855
Regions Financial Corp.	222,589	1,400
Simon Property Group, Inc.	45,915	6,773
SLM Corp.	79,354	1,109
State Street Corp. (c)	74,825	3,084
SunTrust Banks, Inc.	77,618	1,779
T. Rowe Price Group, Inc.	38,275	2,204
Torchmark Corp.	14,931	697
Total System Services, Inc.	21,275	495
Travelers Cos., Inc.	58,204	3,637

U.S. Bancorp	285,552	$8,884
Unum Group	41,829	834
Ventas, Inc.	42,400	2,494
Visa, Inc. Class A	74,400	8,571
Vornado Realty Trust	27,714	2,270
Wells Fargo & Co.	792,749	25,408
Western Union Co.	93,285	1,530
XL Group PLC	50,668	1,035
Zions Bancorp.	30,453	579

		269,071

Health Care - 11.4%
Abbott Laboratories	235,606	14,558
Aetna, Inc.	51,350	2,100
Alexion Pharmaceuticals, Inc. (a)	27,900	2,527
Allergan, Inc.	45,192	4,079
AmerisourceBergen Corp.	38,686	1,431
Amgen, Inc.	118,345	8,227
Baxter International, Inc.	83,761	4,240
Becton Dickinson and Co.	32,597	2,384
Biogen Idec, Inc. (a)	36,031	4,711
Boston Scientific Corp. (a)	219,034	1,257
Bristol-Myers Squibb Co.	252,716	8,425
C.R. Bard, Inc.	12,097	1,176
Cardinal Health, Inc.	50,757	2,100
CareFusion Corp. (a)	33,878	821
Celgene Corp. (a)	66,018	4,506
Cerner Corp. (a)	21,200	1,653
CIGNA Corp.	43,496	1,910
Coventry Health Care, Inc.	21,903	666
Covidien PLC	72,400	3,749
DaVita, Inc. (a)	14,600	1,186
Dentsply International, Inc.	20,800	770
Edwards Lifesciences Corp. (a)	17,800	1,520
Eli Lilly & Co.	152,275	6,236
Express Scripts Holding Co. (a)	119,214	6,222
Forest Laboratories, Inc. (a)	39,802	1,393
Gilead Sciences, Inc. (a)	113,499	5,669
Hospira, Inc. (a)	25,303	791
Humana, Inc.	24,707	1,887
Intuitive Surgical, Inc. (a)	5,800	3,034
Johnson & Johnson	413,649	25,824
Laboratory Corp. of America Holdings (a)	14,322	1,193
Life Technologies Corp. (a)	27,887	1,141
McKesson Corp.	37,755	3,295
Mead Johnson Nutrition Co.	31,118	2,512
Medtronic, Inc.	157,078	5,787
Merck & Co., Inc.	456,970	17,173
Mylan, Inc. (a)	63,309	1,372
Patterson Cos., Inc.	12,894	429
Perrigo Co.	14,500	1,506

State Street Equity 500 Index Portfolio       9

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

Pfizer, Inc.	1,133,211	$24,783
Quest Diagnostics, Inc.	24,000	1,366
St. Jude Medical, Inc.	47,926	1,841
Stryker Corp.	49,289	2,536
Tenet Healthcare Corp. (a)	73,370	346
UnitedHealth Group, Inc.	156,096	8,705
Varian Medical Systems, Inc. (a)	16,160	948
Watson Pharmaceuticals, Inc. (a)	19,646	1,400
WellPoint, Inc.	50,938	3,433
Zimmer Holdings, Inc.	26,652	1,616

		206,434

Industrials - 10.5%
3M Co.	104,572	8,827
Amphenol Corp. Class A	24,600	1,308
Avery Dennison Corp.	15,388	448
Boeing Co.	112,988	7,865
Caterpillar, Inc.	96,779	8,480
CH Robinson Worldwide, Inc.	23,961	1,396
Cintas Corp.	17,588	649
Cooper Industries PLC	22,900	1,614
CSX Corp.	159,814	3,339
Cummins, Inc.	29,358	2,846
Danaher Corp.	87,472	4,546
Deere & Co.	61,037	4,509
Dover Corp.	28,195	1,595
Eaton Corp.	49,190	2,098
Emerson Electric Co.	109,448	5,119
Equifax, Inc.	17,983	812
Expeditors International Washington, Inc.	30,720	1,175
Fastenal Co.	43,400	1,920
FedEx Corp.	47,100	4,198
First Solar, Inc. (a)	8,070	101
Flir Systems, Inc.	23,500	501
Flowserve Corp.	8,400	863
Fluor Corp.	25,160	1,180
Fortune Brands Home & Security, Inc. (a)	1,145	26
General Dynamics Corp.	53,861	3,448
General Electric Co.	1,591,233	30,377
Goodrich Corp.	18,845	2,370
Honeywell International, Inc.	115,581	6,433
Illinois Tool Works, Inc.	72,471	4,069
Ingersoll-Rand PLC	43,200	1,785
Iron Mountain, Inc.	28,100	797
Jacobs Engineering Group, Inc. (a)	20,400	725
Joy Global, Inc.	15,000	838
L-3 Communications Holdings, Inc.	15,703	1,071
Leggett & Platt, Inc.	20,398	424
Lockheed Martin Corp.	40,352	3,341
Masco Corp.	57,123	724
Norfolk Southern Corp.	49,255	3,227

Northrop Grumman Corp.	37,911	$2,227
PACCAR, Inc.	54,074	2,032
Pall Corp.	17,409	969
Parker Hannifin Corp.	22,703	1,856
Pitney Bowes, Inc.	29,727	405
Precision Castparts Corp.	22,207	3,691
Quanta Services, Inc. (a)	31,200	705
R.R. Donnelley & Sons Co.	29,609	319
Raytheon Co.	50,982	2,565
Republic Services, Inc.	45,703	1,205
Robert Half International, Inc.	23,440	666
Rockwell Automation, Inc.	22,205	1,610
Rockwell Collins, Inc.	22,531	1,135
Roper Industries, Inc.	15,000	1,518
Ryder System, Inc.	7,921	342
Southwest Airlines Co.	115,986	1,047
Stericycle, Inc. (a)	12,900	1,126
Textron, Inc.	40,939	967
Thermo Fisher Scientific, Inc.	53,924	2,722
Tyco International, Ltd.	68,400	3,636
Union Pacific Corp.	72,068	8,028
United Parcel Service, Inc. Class B	144,146	10,802
United Technologies Corp.	136,078	10,085
W.W. Grainger, Inc.	9,169	1,776
Waste Management, Inc.	69,639	2,259
Xylem, Inc.	28,692	727

		189,464

Information Technology - 18.2%
Accenture PLC Class A	97,000	5,539
Adobe Systems, Inc. (a)	74,357	2,309
Advanced Micro Devices, Inc. (a)	84,086	511
Agilent Technologies, Inc.	52,168	2,121
Akamai Technologies, Inc. (a)	27,324	802
Altera Corp.	46,954	1,569
Analog Devices, Inc.	44,869	1,632
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	140,084	80,931
Applied Materials, Inc.	192,207	1,985
Autodesk, Inc. (a)	32,776	1,049
Automatic Data Processing, Inc.	75,117	3,917
BMC Software, Inc. (a)	26,221	1,110
Broadcom Corp. Class A (a)	75,459	2,441
CA, Inc.	52,999	1,318
Cisco Systems, Inc.	812,719	13,272
Citrix Systems, Inc. (a)	28,167	2,058
Cognizant Technology Solutions Corp. Class A (a)	45,884	2,673
Computer Sciences Corp.	23,144	617
Corning, Inc.	230,376	2,993
Dell, Inc. (a)	231,350	2,853

10      State Street Equity 500 Index Portfolio

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

Dun & Bradstreet Corp.	7,100	$480
Electronic Arts, Inc. (a)	50,400	686
EMC Corp. (a)	307,584	7,336
F5 Networks, Inc. (a)	12,200	1,262
Fidelity National Information Services, Inc.	33,577	1,101
Fiserv, Inc. (a)	21,052	1,420
Google, Inc. Class A (a)	38,090	22,125
Harris Corp.	15,800	628
Hewlett-Packard Co.	296,316	6,720
Intel Corp.	750,556	19,394
International Business Machines Corp.	174,242	33,611
Intuit, Inc.	43,763	2,461
Jabil Circuit, Inc.	27,551	527
Juniper Networks, Inc. (a)	78,593	1,352
KLA-Tencor Corp.	25,205	1,155
Lexmark International, Inc. Class A	10,042	251
Linear Technology Corp.	35,263	1,023
LSI Corp. (a)	89,162	593
Microchip Technology, Inc.	29,389	912
Micron Technology, Inc. (a)	147,162	859
Microsoft Corp. (b)	1,123,335	32,790
Molex, Inc.	19,805	457
Motorola Solutions, Inc.	43,652	2,099
NetApp, Inc. (a)	54,057	1,609
Novellus Systems, Inc. (a)	9,830	411
NVIDIA Corp. (a)	93,456	1,162
Oracle Corp.	588,462	15,577
PerkinElmer, Inc.	15,618	415
QUALCOMM, Inc.	253,411	14,523
Red Hat, Inc. (a)	29,900	1,536
SAIC, Inc.	42,900	477
Salesforce.com, Inc. (a)	20,100	2,786
SanDisk Corp. (a)	35,067	1,147
Symantec Corp. (a)	110,863	1,645
TE Connectivity, Ltd.	64,000	2,011
Teradata Corp. (a)	24,120	1,603
Teradyne, Inc. (a)	28,149	407
Texas Instruments, Inc.	174,699	4,975
VeriSign, Inc. (a)	22,021	842
Waters Corp. (a)	13,765	1,098
Western Digital Corp. (a)	35,600	1,117
Xerox Corp.	208,401	1,505
Xilinx, Inc.	39,402	1,260
Yahoo!, Inc. (a)	182,919	2,788

		329,836

Materials - 3.5%
Air Products & Chemicals, Inc.	31,909	2,522
Airgas, Inc.	10,400	903
Alcoa, Inc.	155,249	1,327
Allegheny Technologies, Inc.	17,228	553

Ball Corp.	25,124	$1,004
Bemis Co., Inc.	14,462	439
CF Industries Holdings, Inc.	9,850	1,684
Cliffs Natural Resources, Inc.	22,200	1,061
Dow Chemical Co.	180,728	5,613
E.I. du Pont de Nemours & Co.	139,712	6,743
Eastman Chemical Co.	20,708	964
Ecolab, Inc.	42,866	2,710
FMC Corp.	21,400	1,091
Freeport-McMoRan Copper & Gold, Inc. Class B	141,104	4,521
International Flavors & Fragrances, Inc.	13,031	735
International Paper Co.	64,111	1,872
MeadWestvaco Corp.	26,720	735
Monsanto Co.	81,555	6,296
Mosaic Co.	43,800	2,088
Newmont Mining Corp.	75,006	3,537
Nucor Corp.	46,454	1,661
Owens-Illinois, Inc. (a)	24,000	469
Plum Creek Timber Co., Inc.	25,311	924
PPG Industries, Inc.	23,271	2,407
Praxair, Inc.	44,511	4,729
Sealed Air Corp.	28,792	451
Sherwin-Williams Co.	12,896	1,672
Sigma-Aldrich Corp.	18,934	1,313
Titanium Metals Corp.	10,800	124
United States Steel Corp.	21,478	436
Vulcan Materials Co.	18,961	657
Weyerhaeuser Co.	77,174	1,537

		62,778

Telecommunication Services - 3.1%
AT&T, Inc.	893,250	30,522
CenturyLink, Inc.	91,465	3,587
Crown Castle International Corp. (a)	37,300	2,037
Frontier Communications Corp.	147,244	551
JDS Uniphase Corp. (a)	32,523	330
MetroPCS Communications, Inc. (a)	41,500	266
Sprint Nextel Corp. (a)	473,165	1,216
Verizon Communications, Inc.	427,966	17,820
Windstream Corp.	87,813	822

		57,151

Utilities - 3.6%
AES Corp. (a)	93,395	1,129
AGL Resources, Inc.	18,100	678
Ameren Corp.	37,560	1,214
American Electric Power Co., Inc.	73,952	2,848
CenterPoint Energy, Inc.	66,311	1,342
CMS Energy Corp.	37,956	884

State Street Equity 500 Index Portfolio       11

SSgA

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2012 (Unaudited)

	Shares	Market Value (000)

Consolidated Edison, Inc.	43,152	$2,605
Dominion Resources, Inc.	84,562	4,402
DTE Energy Co.	26,384	1,499
Duke Energy Corp.	197,720	4,346
Edison International	47,819	2,150
Entergy Corp.	25,698	1,658
Exelon Corp.	127,443	4,713
FirstEnergy Corp.	62,922	2,944
Integrys Energy Group, Inc.	11,616	628
NextEra Energy, Inc.	62,621	4,092
NiSource, Inc.	41,982	1,053
Northeast Utilities	47,260	1,702
NRG Energy, Inc. (a)	36,700	562
Oneok, Inc.	16,100	1,336
Pepco Holdings, Inc.	34,700	661
PG&E Corp.	61,726	2,698
Pinnacle West Capital Corp.	16,160	798
PPL Corp.	88,475	2,422
Progress Energy, Inc.	43,381	2,378
Public Service Enterprise Group, Inc.	74,324	2,318
SCANA Corp.	17,700	831
Sempra Energy	35,186	2,288
Southern Co.	129,843	5,961
TECO Energy, Inc.	34,951	608
Wisconsin Energy Corp.	35,200	1,332
Xcel Energy, Inc.	70,951	1,988

		66,068

Total Common Stocks
(Cost $1,076,878)		1,781,532

	Par Amount (000)
U.S. Government Securities - 0.2%
U.S. Treasury Bill (b)(e)(f)
0.03% due 06/14/12	$1,365	1,365
U.S. Treasury Bill (b)(e)(f)
0.03% due 06/14/12	100	100
U.S. Treasury Bill (b)(e)(f)
0.09% due 07/12/12	400	400
U.S. Treasury Bill (b)(e)(f)
0.07% due 08/09/12	1,060	1,060

Total U.S. Government Securities
(Cost $2,925)		2,925

Warrant - 0.0%
Energy - 0.0%
Kinder Morgan, Inc. (expiring 02/15/17) (a)	75,067	$171

Total Warrant
(Cost $93)		171

	Shares
Money Market Fund - 1.4%
State Street Institutional Liquid Reserves (c)	25,199,900	25,200

Total Money Market Fund
(Cost $25,200)		25,200

Total Investments (g)† - 100.0%
(Cost $1,105,096 (h))		1,809,828

Liabilities in Excess of Assets - (0.00)%		(57)

Net Assets - 100.0%		$1,809,771

See accompanying notes which are an integral part of the quarterly report.

12      State Street Equity 500 Index Portfolio

SSgA

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments — May 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012 was $770,411 and $65,679, respectively, resulting in net unrealized appreciation of investment of $704,732.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Notes to Portfolio of Investments      13

SSgA

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — May 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$1,781,532	$—	$—	$1,781,532
U.S. Government Securities	—	2,925	—	2,925
Warrants	171	—	—	171
Money Market Fund	25,200	—	—	25,200

Total Investments	1,806,903	2,925	—	1,809,828
Liabilities:
Other Liabilities:
Futures contracts	(1,849)	—	—	(1,849)

Total Assets	$1,805,054	$2,925	$—	$1,807,979

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended May 31, 2012, there were no material transfers between levels. The transfers that did occur were the result of fair value pricing using significant observable inputs.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

14      Notes to Portfolio of Investments

SSgA

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — May 31, 2012 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value (000)	Unrealized Depreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 06/2012	544	$37,459	$(1,849)

Total unrealized depreciation on open futures contracts purchased			$(1,849)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended May 31, 2012:

Liability Derivatives (1) (amounts in thousands)
	Equity Contracts Risk	Total
Futures Contracts	$(1,849)	$(1,849)

Transactions in derivative instruments during the five months ended May 31, 2012, were as follows:

Realized Gain (Loss) (2) (amounts in thousands)
	Equity Contracts Risk	Total
Futures Contracts	$3,563	$3,563

Change in Appreciation (Depreciation) (3) (amounts in thousands)
	Equity Contracts Risk	Total
Futures Contracts	$(1,988)	$(1,988)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only the unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended May 31, 2012, was $40,656,865.

Notes to Portfolio of Investments      15

SSgA

State Street Equity 500 Index Portfolio

Notes to Portfolio of Investments, continued — May 31, 2012 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending May 31, 2012 were as follows:

Security Description	Number of Shares Held at 12/31/2011	Shares Purchased for the Five Months Ended 05/31/2012	Shares Sold for the Five Months Ended 05/31/2012	Number of Shares Held at 05/31/2012	Value at 05/31/2012 (000)	Income Earned for the Five Months Ended 05/31/2012 (000)	Realized Loss on Shares Sold (000)
State Street Corp.	79,225	—	4,400	74,825	$3,084	$18	$(6)
State Street Institutional Liquid Reserves	—	52,079,641	26,879,741	25,199,900	25,200	6	—

16      Notes to Portfolio of Investments

I N T E R N A T I O N A L    E Q U I T  Y    F U N D S

Emerging Markets Fund

International Stock Selection Fund

Quarterly Report

May 31, 2012

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2012 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.7%
Bermuda - 1.6%
COSCO Pacific, Ltd. (Ñ)	5,716,000	7,011
Credicorp, Ltd.	168,143	20,979

		27,990

Brazil - 13.2%
Banco Bradesco SA - ADR	835,477	12,232
Banco do Brasil SA	1,215,705	12,056
BM&FBovespa SA	916,100	4,338
BR Properties SA	415,700	4,720
Cia de Bebidas das Americas - ADR	766,162	29,382
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	260,305	18,151
Cia Hering	405,400	8,422
Gafisa SA - ADR (Æ)(Ñ)	1,331,624	3,316
Iochpe-Maxion SA (Æ)	413,200	5,142
Oi SA - ADR (Ñ)	254,864	3,069
PDG Realty SA Empreendimentos e Participacoes	3,671,932	6,117
Petroleo Brasileiro SA - ADR	2,167,001	41,584
Redecard SA	1,171,000	17,999
Souza Cruz SA	613,000	8,206
Ultrapar Participacoes SA	521,725	10,733
Vale SA Class B - ADR	2,617,977	47,935

		233,402

Cayman Islands - 4.1%
Agile Property Holdings, Ltd. (Ñ)	4,756,000	5,521
Daphne International Holdings, Ltd.	2,312,000	2,490
Dongyue Group (Æ)	3,242,000	2,097
ENN Energy Holdings, Ltd. (Ñ)	1,532,000	5,921
Evergrande Real Estate Group, Ltd. (Ñ)	18,151,941	9,963
Hengan International Group Co., Ltd.	893,000	8,543
MStar Semiconductor, Inc.	548,000	3,323
Shimao Property Holdings, Ltd. (Ñ)	5,111,000	6,848
Soho China, Ltd. (Ñ)	7,800,000	5,286
Tencent Holdings, Ltd.	818,000	22,491

		72,483

China - 10.9%
Agricultural Bank of China, Ltd. Class H (Ñ)	7,836,000	3,170
Bank of China, Ltd. Class H	56,609,100	21,808
China Communications Construction Co., Ltd. Class H	5,805,000	5,460
China Construction Bank Corp. Class H	29,586,169	20,508
China Mengniu Dairy Co., Ltd.	1,841,000	5,040
	Principal Amount ($) or Shares	Market Value $
China Minsheng Banking Corp., Ltd. Class H (Ñ)	14,088,000	13,450
China National Building Material Co., Ltd. Class H (Æ)(Ñ)	2,760,000	3,350
China Petroleum & Chemical Corp. Class H	18,053,000	16,072
China Shanshui Cement Group, Ltd. (Ñ)	4,516,000	3,602
China Telecom Corp., Ltd. Class H	8,242,000	3,780
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	5,364,000	9,123
Guangzhou R&F Properties Co., Ltd. (Ñ)	5,923,600	7,800
Industrial & Commercial Bank of China Class H (Ñ)	38,671,000	23,517
Inner Mongolia Yitai Coal Co. Class B	619,313	3,233
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,167,000	4,556
PetroChina Co., Ltd. Class H	10,754,000	13,606
PICC Property & Casualty Co., Ltd. Class H	6,638,000	7,381
Ping An Insurance Group Co. Class H (Ñ)	1,530,500	11,269
Shanghai Electric Group Co., Ltd. Class H (Ñ)	6,652,000	2,991
Weichai Power Co., Ltd. Class H (Æ)(Ñ)	1,126,000	4,969
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	2,980,000	5,014
Zhejiang Expressway Co., Ltd. Class H	3,592,000	2,471

		192,170

Cyprus - 0.5%
Globaltrans Investment PLC - GDR (l)	519,342	8,278

Egypt - 0.0%
Orascom Hotels & Development (Æ)	1	—	±

Hong Kong - 5.4%
China Mobile, Ltd.	4,898,200	49,540
China Resources Power Holdings Co., Ltd.	1,782,000	3,223
CNOOC, Ltd.	11,945,500	21,608
Guangdong Investment, Ltd. (Ñ)	3,672,000	2,432
Lenovo Group, Ltd.	13,146,000	11,179
Shanghai Industrial Holdings, Ltd.	1,224,000	3,422
Shougang Fushan Resources Group, Ltd. (Ñ)	6,976,000	2,310
Yuexiu Property Co., Ltd.	6,072,000	1,463

		95,177

India - 4.9%
ACC, Ltd.	201,946	4,103
Axis Bank, Ltd.	218,860	3,784
Bajaj Auto, Ltd.	138,635	3,731
Dr Reddy's Laboratories, Ltd.	43,355	1,301
HCL Technologies, Ltd.	207,980	1,867
HDFC Bank, Ltd.	919,282	8,286
Hindustan Unilever, Ltd.	609,496	4,645
ICICI Bank, Ltd.	326,441	4,553
IndusInd Bank, Ltd.	297,281	1,580
Infosys, Ltd.	130,860	5,661

Emerging Markets Fund      3

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Infrastructure Development Finance Co., Ltd.	902,881	2,015
ITC, Ltd.	1,302,235	5,318
Jaiprakash Associates, Ltd.	1,103,979	1,222
Larsen & Toubro, Ltd.	74,926	1,565
Maruti Suzuki India, Ltd.	112,039	2,195
Oil & Natural Gas Corp., Ltd.	788,806	3,557
Power Grid Corp. of India, Ltd.	586,391	1,108
Reliance Industries, Ltd. (Æ)	324,594	4,078
Rural Electrification Corp., Ltd.	463,228	1,358
Sesa Goa, Ltd.	448,086	1,493
State Bank of India	116,685	4,272
Sun Pharmaceutical Industries, Ltd.	343,687	3,470
Tata Consultancy Services, Ltd.	245,523	5,445
Tata Motors, Ltd.	1,260,516	5,230
Ultratech Cement, Ltd.	179,486	4,551

		86,388

Indonesia - 2.1%
Astra International Tbk PT	1,114,620	7,624
Bank Central Asia Tbk PT	4,578,000	3,409
Bank Mandiri Persero Tbk PT	5,651,000	4,148
Bank Rakyat Indonesia Persero Tbk PT	8,204,500	4,931
Charoen Pokphand Indonesia Tbk PT	7,383,000	2,062
Indo Tambangraya Megah Tbk PT	332,000	1,194
Perusahaan Gas Negara Persero Tbk PT	8,442,000	3,323
Semen Gresik Persero Tbk PT	2,773,500	3,231
Telekomunikasi Indonesia Persero Tbk PT	5,312,000	4,408
United Tractors Tbk PT	1,365,500	3,356

		37,686

Malaysia - 1.1%
AirAsia BHD	695,000	771
Alliance Financial Group BHD	1,007,300	1,302
Berjaya Sports Toto BHD	420,100	552
British American Tobacco Malaysia BHD	78,200	1,342
DiGi.Com BHD - GDR	1,461,200	1,843
Genting BHD - ADR	414,500	1,307
Hong Leong Financial Group BHD	156,100	591
Malayan Banking BHD	951,500	2,625
Petronas Chemicals Group BHD	822,500	1,737
Petronas Gas BHD	173,100	939
RHB Capital BHD	535,800	1,255
Sime Darby BHD	779,800	2,380
Telekom Malaysia BHD	790,800	1,344
Tenaga Nasional BHD	815,900	1,716

		19,704

Mexico - 2.4%
Alfa SAB de CV Class A (Ñ)	175,100	2,193
	Principal Amount ($) or Shares	Market Value $
America Movil SAB de CV - ADR	556,662	13,115
Fomento Economico Mexicano SAB de CV - ADR	120,500	9,499
Grupo Financiero Banorte SAB de CV Class O (Ñ)	309,870	1,385
Grupo Mexico SAB de CV	3,556,068	9,352
Industrias Penoles SAB de CV	142,540	5,446
Wal-Mart de Mexico SAB de CV (Ñ)	614,900	1,486

		42,476

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	229,606	1,077

Peru - 1.0%
Cia de Minas Buenaventura SA - ADR	460,933	18,041

Philippines - 2.0%
Aboitiz Power Corp.	3,467,900	2,818
Ayala Land, Inc.	2,995,900	1,352
Bank of the Philippine Islands	2,278,128	3,508
Energy Development Corp.	25,029,200	3,452
First Philippine Holdings Corp.	1,033,050	1,703
Metro Pacific Investments Corp.	15,852,870	1,567
Metropolitan Bank & Trust - ADR	2,139,328	4,421
Philippine Long Distance Telephone Co. - ADR	58,131	3,120
SM Investments Corp.	443,272	7,173
SM Prime Holdings, Inc.	11,423,750	3,345
Universal Robina Corp.	1,643,251	2,455

		34,914

Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	41,259	3,444

Russia - 7.9%
Federal Grid Co. Unified Energy System JSC Class T (Æ)	10	—	±
Gazprom OAO - ADR (Æ)(l)	4,943,844	43,333
Gazprom OAO - ADR (l)	20,543	180
Lukoil OAO	232,013	12,020
Lukoil OAO - ADR (Æ)	206,897	10,837
Mobile Telesystems OJSC - ADR	793,700	13,207
NovaTek OAO - GDR (l)	56,051	5,325
Rosneft Oil Co. Class T	1,609,288	10,004
Sberbank of Russia	8,651,547	21,194
Severstal OAO	710,843	7,827
Sistema JSFC - GDR (l)	419,474	7,165
Tatneft - ADR (l)	256,639	7,820

		138,912

4      Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
South Africa - 10.6%
African Bank Investments, Ltd.	2,043,553	8,742
AngloGold Ashanti, Ltd.	123,893	4,502
AVI, Ltd.	490,796	2,814
Barloworld, Ltd. - ADR	890,938	8,877
Exxaro Resources, Ltd. (Ñ)	286,423	6,382
FirstRand, Ltd.	4,402,751	13,353
Gold Fields, Ltd. - ADR	690,353	9,285
Growthpoint Properties, Ltd.	1,960,856	4,781
Imperial Holdings, Ltd.	509,762	9,927
Kumba Iron Ore, Ltd. (Ñ)	168,675	10,430
Liberty Holdings, Ltd.	360,283	3,688
Life Healthcare Group Holdings, Ltd.	1,732,775	5,960
MTN Group, Ltd. (Ñ)	1,043,899	16,532
Naspers, Ltd. Class N (Ñ)	146,228	7,731
Nedbank Group, Ltd.	291,507	5,664
Pretoria Portland Cement Co., Ltd.	1,182,198	3,881
Remgro, Ltd.	323,018	5,019
Sanlam, Ltd.	1,132,172	4,461
Sasol, Ltd. - ADR	435,257	18,515
Standard Bank Group, Ltd.	870,439	11,688
Tiger Brands, Ltd.	199,390	5,672
Truworths International, Ltd.	374,286	3,625
Vodacom Group, Ltd. - ADR	963,185	11,515
Woolworths Holdings, Ltd.	898,209	5,157

		188,201

South Korea - 14.0%
Daelim Industrial Co., Ltd.	71,404	6,032
DGB Financial Group, Inc.	179,290	2,226
Dongbu Insurance Co., Ltd.	75,803	3,035
Doosan Corp.	15,289	1,619
GS Holdings	65,454	3,072
Hana Financial Group, Inc.	278,415	8,775
Honam Petrochemical Corp.	11,490	2,434
Hotel Shilla Co., Ltd.	106,900	4,873
Hyundai Glovis Co., Ltd. (Ñ)	9,027	1,595
Hyundai Heavy Industries Co., Ltd.	10,178	2,303
Hyundai Marine & Fire Insurance Co., Ltd.	214,950	5,354
Hyundai Mobis	19,651	4,612
Hyundai Motor Co.	141,213	29,194
Hyundai Steel Co.	22,813	1,637
Industrial Bank of Korea	639,000	6,497
KCC Corp.	15,993	4,011
Kia Motors Corp.	154,468	10,496
KT Corp.	50,660	1,200
KT&G Corp.	198,258	13,203
LG Chem, Ltd.	20,741	5,114
LG Corp. Class H	113,116	5,271
POSCO, Inc.	44,035	13,506
	Principal Amount ($) or Shares	Market Value $
Samsung Electronics Co., Ltd.	69,341	71,148
Samsung Heavy Industries Co., Ltd. (Ñ)	235,080	7,280
Shinhan Financial Group Co., Ltd.	256,178	8,237
SK Holdings Co., Ltd.	69,827	7,247
SK Innovation Co., Ltd.	24,338	2,887
SK Telecom Co., Ltd.	60,285	6,155
Woori Finance Holdings Co., Ltd.	824,150	7,681

		246,694

Taiwan - 7.8%
Asia Cement Corp.	3,617,805	4,321
Asustek Computer, Inc. (Æ)	538,000	5,389
Chinatrust Financial Holding Co., Ltd.	7,211,750	4,023
Chipbond Technology Corp.	3,724,000	4,903
Chunghwa Telecom Co., Ltd.	1,977,082	5,975
Compal Electronics, Inc.	5,504,000	5,680
Coretronic Corp.	2,095,000	1,937
Delta Electronics, Inc.	889,000	2,478
Far Eastern New Century Corp.	2,389,913	2,418
Farglory Land Development Co., Ltd.	986,000	1,594
Formosa Chemicals & Fibre Corp.	2,288,000	6,056
Formosa Plastics Corp.	2,473,420	6,472
Fubon Financial Holding Co., Ltd.	6,249,654	6,208
Highwealth Construction Corp.	1,295,000	2,083
Hon Hai Precision Industry Co., Ltd.	2,288,975	6,710
HTC Corp.	537,957	7,750
Lite-On Technology Corp.	2,539,000	3,249
Mega Financial Holding Co., Ltd.	9,463,800	6,579
Pou Chen Corp. Class B	4,674,630	4,049
Silitech Technology Corp.	1,490,909	3,407
Taiwan Mobile Co., Ltd. (Æ)	994,382	3,148
Taiwan Semiconductor Manufacturing Co., Ltd.	11,286,782	32,180
Tripod Technology Corp.	1,800,330	5,018
UMW Holdings BHD	177,200	446
United Microelectronics Corp.	13,639,000	5,986
Wafer Works Corp.	1	—	±

		138,059

Thailand - 3.5%
Advanced Info Service PCL	1,571,667	8,843
Bangkok Bank PCL	2,276,800	12,881
Charoen Pokphand Foods PCL	3,175,200	3,793
CP All PCL	8,790,400	9,463
Kasikornbank PCL	1,514,700	7,380
Kasikornbank PCL Class R	414,800	2,047
PTT Global Chemical PCL	1,636,167	2,790
PTT PCL	1,033,433	9,842
Thai Oil PCL	3,093,700	5,494

		62,533

Emerging Markets Fund      5

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Turkey - 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,365	396
Arcelik AS	387,893	1,627
BIM Birlesik Magazalar AS (Æ)	49,882	2,020
Enka Insaat ve Sanayi AS	325,319	701
Ford Otomotiv Sanayi AS	90,226	781
Haci Omer Sabanci Holding AS	749,743	2,959
Koza Altin Isletmeleri AS	139,613	2,358
Tupras Turkiye Petrol Rafinerileri AS	122,378	2,277
Turk Telekomunikasyon AS	433,653	1,484
Turkiye Garanti Bankasi AS (Æ)	1,872,060	6,004
Turkiye Halk Bankasi AS (Æ)	496,370	3,048
Turkiye Sise ve Cam Fabrikalari AS	458,565	627

		24,282

United Kingdom - 0.1%
British American Tobacco PLC	56,698	2,678

United States - 0.9%
Southern Copper Corp. (Ñ)	585,653	16,662

Total Common Stocks (cost $1,363,637)		1,691,251

Preferred Stocks - 4.5%
Brazil - 3.0%
Banco do Estado do Rio Grande do Sul	410,460	3,256
Cia Energetica de Minas Gerais	663,175	11,568
Investimentos Itau SA	763,192	3,334
Itau Unibanco Holding SA	1,142,522	16,598
Klabin SA	1,963,300	8,274
Telefonica Brasil SA	392,185	9,334

		52,364

Russia - 0.3%
AK Transneft OAO (Æ)	4,825	6,414

South Korea - 1.2%
Hyundai Motor Co.	81,593	5,261
Samsung Electronics Co., Ltd.	25,735	15,503

		20,764

Total Preferred Stocks (cost $57,442)		79,542

See accompanying notes which are an integral part of the quarterly report.

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 0.1%
United States - 0.1%
SSgA Prime Money Market Fund	2,140,663	2,141

Total Short-Term Investments (cost $2,141)		2,141

Other Securities - 5.2%
State Street Navigator Securities Prime Lending Portfolio (X)	92,129,443	92,129

Total Other Securities (cost $92,129)		92,129

Total Investments - 105.5% (identified cost $1,515,349)		1,865,063

Other Assets and Liabilities, Net - (5.5%)		(97,867)

Net Assets - 100.0%		1,767,196

6        Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

	00000000	00000000	00000000	00000000	00000000	00000000
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Barclays Bank PLC	USD	6,719	MXN	88,800	06/22/12	(526)
Deutsche Bank AG	PLN	633	ZAR	1,520	06/01/12	1
Deutsche Bank AG	TRY	280	HKD	1,175	06/01/12	1
Standard Chartered Bank	USD	2,966	MXN	40,158	06/22/12	(165)
UBS AG	USD	12,100	MXN	159,962	06/22/12	(943)
UBS AG	USD	26,350	MXN	336,542	06/22/12	(2,876)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,508)

Sector Exposure	% of Net Assets	Market Value $
Consumer Discretionary	7.8	138,421
Consumer Staples	5.9	104,599
Energy	12.5	220,846
Financials	27.0	476,653
Health Care	1.1	19,273
Industrials	3.9	69,470
Information Technology	11.5	203,322
Materials	14.6	256,873
Telecommunication Services	8.8	155,441
Utilities	2.6	46,353
Preferred Stocks	4.5	79,542
Short-Term Investments	0.1	2,141
Other Securities	5.2	92,129

Total Investments	105.5	1,865,063
Other Assets and Liabilities, Net	(5.5)	(97,867)

	100.0	1,767,196

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund        7

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$27,990	$—	$—	$27,990
Brazil	233,402	—	—	233,402
Cayman Islands	72,483	—	—	72,483
China	192,170	—	—	192,170
Cyprus	8,278	—	—	8,278
Egypt	—	—	—	—
Hong Kong	95,177	—	—	95,177
India	86,388	—	—	86,388
Indonesia	37,686	—	—	37,686
Malaysia	19,704	—	—	19,704
Mexico	42,476	—	—	42,476
Nigeria	1,077	—	—	1,077
Peru	18,041	—	—	18,041
Philippines	34,914	—	—	34,914
Poland	3,444	—	—	3,444
Russia	138,912	—	—	138,912
South Africa	188,201	—	—	188,201
South Korea	246,694	—	—	246,694
Taiwan	138,059	—	—	138,059
Thailand	62,533	—	—	62,533
Turkey	24,282	—	—	24,282
United Kingdom	2,678	—	—	2,678
United States	16,662	—	—	16,662
Preferred Stocks	79,542	—	—	79,542
Short-Term Investments	2,141	—	—	2,141
Other Securities	92,129	—	—	92,129

Total Investments	$1,865,063	$—	$—	$1,865,063

Other Financial Instruments
Foreign Currency Exchange Contracts	2	(4,510)	—	(4,508)

Total Other Financial Instruments*	$2	$(4,510)	$—	$(4,508)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

8        Emerging Markets Fund

SSgA

International Stock Selection Fund

Schedule of Investments — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Australia - 8.3%
ASX, Ltd. - ADR	20,258	581
BHP Billiton, Ltd. - ADR	55,693	1,734
Boral, Ltd. (Ñ)	666,814	2,293
Caltex Australia, Ltd.	241,214	3,207
Commonwealth Bank of Australia - ADR	78,213	3,764
Computershare, Ltd. (Ñ)	82,517	626
Goodman Group (ö)	985,192	3,244
GPT Group (ö)	426,469	1,346
Incitec Pivot, Ltd.	859,638	2,378
OZ Minerals, Ltd.	38,696	329
Qantas Airways, Ltd. (Æ)	915,138	1,328
Rio Tinto, Ltd. - ADR	96,215	5,329
Stockland (ö)	1,394,114	4,332
TABCORP Holdings, Ltd.	500,210	1,413
Telstra Corp., Ltd.	554,567	1,918
Westfield Group (ö)	359,042	3,179
Westfield Retail Trust (ö)	419,159	1,111
Westpac Banking Corp.	87,912	1,738

		39,850

Austria - 0.6%
OMV AG (Ñ)	101,763	2,772

Belgium - 0.7%
Delhaize Group SA (Ñ)	85,217	3,100

Denmark - 2.7%
Carlsberg A/S Class B	35,485	2,644
Novo Nordisk A/S Class B	78,821	10,486

		13,130

Finland - 1.4%
Metso OYJ	22,591	737
Stora Enso OYJ Class R (Ñ)	335,886	1,821
UPM-Kymmene OYJ (Ñ)	415,226	4,254

		6,812

France - 9.2%
AXA SA	424,323	4,765
BNP Paribas SA (Æ)(Ñ)	105,450	3,354
Cie de St.-Gobain	72,257	2,557
L’Oreal SA	49,991	5,620
Pernod-Ricard SA	31,619	3,089
Renault SA	103,247	4,326
Sanofi - ADR	56,879	3,868
SCOR SE - ADR	159,261	3,456
Societe Generale SA (Æ)	89,730	1,782
Total SA	190,202	8,176
Veolia Environnement SA (Æ)(Ñ)	73,094	835
Vinci SA	26,873	1,073
Vivendi SA - ADR (Ñ)	71,311	1,152

		44,053

Germany - 6.5%
Allianz SE	35,578	3,216
BASF SE	82,647	5,762
Deutsche Bank AG (Ñ)	120,505	4,334
E.ON AG	239,821	4,383
Leoni AG	85,400	3,491
RWE AG	49,234	1,798
Salzgitter AG (Æ)(Ñ)	48,668	2,078
SAP AG - ADR (Æ)	41,889	2,403
Siemens AG	46,790	3,848

		31,313

Hong Kong - 0.4%
Cathay Pacific Airways, Ltd. (Ñ)	773,000	1,193
Cheung Kong Holdings, Ltd.	81,000	934

		2,127

Italy - 4.3%
Enel SpA	1,692,602	4,818
ENI SpA - ADR	357,407	6,894
Fiat Industrial SpA Class A	208,551	2,096
Intesa Sanpaolo SpA	3,081,816	3,822
Telecom Italia SpA (Æ)(Ñ)	3,784,753	3,124

		20,754

Japan - 25.0%
Asahi Glass Co., Ltd.	483,000	3,254
Brother Industries, Ltd.	117,100	1,284
Canon, Inc.	58,800	2,364
Central Japan Railway Co.	239	1,946
Chubu Electric Power Co., Inc.	129,800	1,984
Daicel Chemical Industries, Ltd.	178,000	1,013
Daiichi Sankyo Co., Ltd.	91,100	1,466
Daiwa House Industry Co., Ltd.	356,000	4,543
Denso Corp.	20,400	617
Eisai Co., Ltd.	118,800	4,844
FUJIFILM Holdings Corp.	146,100	2,739
Hitachi, Ltd.	516,000	2,957
JFE Holdings, Inc.	78,100	1,268
Kawasaki Kisen Kaisha, Ltd. (Æ)(Ñ)	782,000	1,447
KDDI Corp.	484	2,993
Konica Minolta Holdings, Inc.	432,000	3,098
Kuraray Co., Ltd.	159,600	2,033
Marubeni Corp.	492,000	3,152
Mitsubishi Electric Corp.	420,000	3,307
Mitsubishi UFJ Financial Group, Inc.	1,975,600	8,572

International Stock Selection Fund      9

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mitsui & Co., Ltd.	92,000	1,296
Mitsui OSK Lines, Ltd. (Ñ)	468,000	1,654
Mizuho Financial Group, Inc.	1,751,900	2,571
Nippon Telegraph & Telephone Corp.	54,800	2,364
Nissan Motor Co., Ltd.	413,600	4,001
NTT DoCoMo, Inc.	1,214	1,938
ORIX Corp.	49,420	4,276
Otsuka Holdings Co., Ltd.	60,100	1,891
Pioneer Corp. (Æ)(Ñ)	667,500	2,530
Sekisui Chemical Co., Ltd.	288,000	2,459
Sekisui House, Ltd.	62,000	525
Softbank Corp.	127,900	3,999
Sumitomo Corp.	148,100	1,990
Sumitomo Electric Industries, Ltd.	222,200	2,580
Sumitomo Mitsui Financial Group, Inc.	288,400	8,425
Suzuki Motor Corp.	25,900	539
Taiheiyo Cement Corp.	1,376,000	2,792
TDK Corp.	53,200	2,305
Tohoku Electric Power Co., Inc.	64,300	591
Toppan Printing Co., Ltd. (Ñ)	475,000	2,898
Toshiba Corp.	625,000	2,353
Toyota Motor Corp.	145,700	5,652
Toyota Tsusho Corp.	99,600	1,839
UNY Co., Ltd.	133,800	1,393
Yamada Denki Co., Ltd.	34,910	1,753

		119,495

Jersey - 0.7%
Experian PLC	45,672	637
WPP PLC	220,197	2,627

		3,264

Luxembourg - 0.1%
ArcelorMittal (Ñ)	49,925	690

Mauritius - 0.6%
Golden Agri-Resources, Ltd.	5,435,000	2,742

Netherlands - 2.6%
ING Groep NV (Æ)	430,665	2,487
Koninklijke Ahold NV	216,242	2,541
Koninklijke DSM NV (Æ)	39,809	1,894
Koninklijke Philips Electronics NV	208,879	3,693
STMicroelectronics NV Class Y	355,370	1,810

		12,425

Norway - 1.5%
Statoil ASA Class N	315,746	7,121

Singapore - 1.1%
Singapore Airlines, Ltd. (Ñ)	252,000	2,034
Yangzijiang Shipbuilding Holdings, Ltd. (Ñ)	3,705,000	2,976

		5,010

Spain - 2.7%
Banco Santander SA - ADR	825,471	4,384
Gas Natural SDG SA	347,696	3,774
Repsol YPF SA - ADR	304,975	4,555

		12,713

Sweden - 1.4%
Skandinaviska Enskilda Banken AB Class A	208,402	1,153
Swedbank AB Class A	83,259	1,183
Trelleborg AB Class B (Ñ)	229,271	2,234
Volvo AB Class B	182,968	2,054

		6,624

Switzerland - 5.7%
Cie Financiere Richemont SA	36,517	2,081
Clariant AG (Æ)	139,893	1,425
Nestle SA	204,315	11,579
Roche Holding AG	56,512	8,820
Swatch Group AG (The) Class B	4,481	1,723
Swiss Re AG (Æ)	14,595	841
UBS AG (Æ)	74,117	836

		27,305

United Kingdom - 22.1%
ARM Holdings PLC	195,627	1,527
AstraZeneca PLC - ADR (Æ)	186,434	7,522
Aviva PLC	1,108,461	4,467
BAE Systems PLC	195,888	824
Barclays PLC	1,524,543	4,142
BHP Billiton PLC	133,027	3,474
BP PLC	437,857	2,665
British American Tobacco PLC	78,923	3,720
Diageo PLC	211,285	5,038
GlaxoSmithKline PLC - ADR	424,108	9,399
HSBC Holdings PLC	957,071	7,515
InterContinental Hotels Group PLC (Ñ)	78,329	1,842
ITV PLC	1,432,191	1,609
Kingfisher PLC	1,516,817	6,592
Legal & General Group PLC	786,162	1,338
Marks & Spencer Group PLC	315,486	1,611
Meggitt PLC	270,948	1,576
Pearson PLC	23,673	415
Rexam PLC	144,902	901

10      International Stock Selection Fund

`

SSgA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Rio Tinto PLC (Æ)	28,683	1,229
Royal Dutch Shell PLC Class A	137,023	4,243
SABMiller PLC - ADR	141,917	5,238
Sage Group PLC (The)	261,987	1,036
Smith & Nephew PLC	267,898	2,502
Tate & Lyle PLC	472,753	4,896
Tesco PLC	864,200	4,030
Vodafone Group PLC - ADR (Æ)	4,187,679	11,166
WM Morrison Supermarkets PLC	508,557	2,165
Xstrata PLC	227,639	3,237

		105,919

Total Common Stocks
(cost $505,882)		467,219

Preferred Stocks - 0.8%
Germany - 0.8%
ProSiebenSat.1 Media AG Class A	22,137	464
Volkswagen AG	20,079	3,206

		3,670

Total Preferred Stocks (cost $3,835)		3,670

Warrants & Rights - 0.1%
Italy - 0.0%
Fiat Industrial SpA (Æ)
2012 Rights	417,102	—

Spain - 0.1%
Gas Natural SDG SA (Æ)
2012 Rights	347,696	200

Total Warrants & Rights (cost $203)		200

Short-Term Investments - 0.3%
United States - 0.3%
SSgA Prime Money Market Fund	1,447,928	1,448

Total Short-Term Investments (cost $1,448)		1,448

	Principal Amount ($) or Shares	Market Value $
Other Securities - 4.2%
State Street Navigator Securities Prime Lending Portfolio (X)	20,147,370	20,147

Total Other Securities (cost $20,147)		20,147

Total Investments- 103.0%
(identified cost $531,515)		492,684

Other Assets and Liabilities, Net - (3.0%)		(14,158)

Net Assets - 100.0%		478,526

Sector Exposure	% of Net Assets	Market Value $
Consumer Discretionary	12.7	60,920
Consumer Staples	11.8	56,401
Energy	8.3	39,633
Financials	21.3	101,691
Health Care	10.6	50,799
Industrials	9.4	45,085
Information Technology	4.4	21,074
Materials	9.6	45,933
Telecommunication Services	5.7	27,500
Utilities	3.8	18,183
Preferred Stocks	0.8	3,670
Warrants & Rights	0.1	200
Short-Term Investments	0.3	1,448
Other Securities	4.2	20,147

Total Investments	103.0	492,684
Other Assets and Liabilities, Net	(3.0)	(14,158)

	100.0	478,526

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund      11

SSgA

International Stock Selection Fund

Presentation of Portfolio Holdings — May 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$39,850	$—	$—	$39,850
Austria	2,772	—	—	2,772
Belgium	3,100	—	—	3,100
Denmark	13,130	—	—	13,130
Finland	6,812	—	—	6,812
France	44,053	—	—	44,053
Germany	31,313	—	—	31,313
Hong Kong	2,127	—	—	2,127
Italy	20,754	—	—	20,754
Japan	119,495	—	—	119,495
Jersey	3,264	—	—	3,264
Luxembourg	690	—	—	690
Mauritius	2,742	—	—	2,742
Netherlands	12,425	—	—	12,425
Norway	7,121	—	—	7,121
Singapore	5,010	—	—	5,010
Spain	12,713	—	—	12,713
Sweden	6,624	—	—	6,624
Switzerland	27,305	—	—	27,305
United Kingdom	105,919	—	—	105,919
Preferred Stocks	3,670	—	—	3,670
Warrants & Rights	200	—	—	200
Short-Term Investments	1,448	—	—	1,448
Other Securities	20,147	—	—	20,147

Total Investments	$492,684	$—	$—	$492,684

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the quarterly report.

12      International Stock Selection Fund

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2012

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(X)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security (144A) or 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Foreign Currency Abbreviations:

ARS	- Argentine peso
AUD	- Australian dollar
BRL	- Brazilian real
CAD	- Canadian dollar
CHF	- Swiss franc
CLP	- Chilean peso
CNY	- Chinese renminbi yuan
COP	- Colombian peso
CRC	- Costa Rica colon
CZK	- Czech koruna
DKK	- Danish krone
EGP	- Egyptian pound
EUR	- Euro
GBP	- British pound sterling
HKD	- Hong Kong dollar
HUF	- Hungarian forint
IDR	- Indonesian rupiah
IEP	- Irish pundt
ILS	- Israeli shekel
INR	- Indian rupee
ITL	- Italian lira
JPY	- Japanese yen
KES	- Kenyan schilling
KRW	- South Korean won
MXN	- Mexican peso
MYR	- Malaysian ringgit
NOK	- Norwegian krone
PEN	- Peruvian nouveau sol
PHP	- Philippine peso
PLN	- Polish zloty
RUB	- Russian ruble
SEK	- Swedish krona
SGD	- Singapore dollar
SKK	- Slovakian koruna
THB	- Thai baht
TRY	- Turkish lira
USD	- United States dollar
VEB	- Venezuelan bolivar
VND	- Vietnam dong
ZAR	- South African rand

Notes to Schedules of Investments      13

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2012 (Unaudited)

1. Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of May 31, 2012. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the International Stock Selection Fund began offering Class R Shares. Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of portfolio holdings in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

14      Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could

Notes to Quarterly Report       15

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2012 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

16      Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Federal Income Taxes

At May 31, 2012, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund
Cost of Investments for Tax Purposes	$1,539,201,564	$537,021,723

Gross Tax Unrealized Appreciation	$448,309,793	$34,053,044
Gross Tax Unrealized Depreciation	(122,447,930)	(78,390,823)

Net Unrealized Appreciation (Depreciation)	$325,861,863	$(44,337,779)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective       trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and index swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Notes to Quarterly Report       17

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2012, were as follows:

(Amounts in thousands)

Emerging Markets Fund
Derivatives not accounted for as hedging instruments	Foreign Currency Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on foreign currency exchange contracts	$2

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on foreign currency exchange contracts	$4,510

The Funds’ period end derivative, as presented in the tables following the Schedules of Investments, generally are indicative of the volume of their derivative activity during the period ended May 31, 2012.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2012, the Emerging Markets Fund and International Stock Selection Fund had no cash collateral balances held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying

18      Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of May 31, 2012, the Emerging Markets Fund had no cash collateral held in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement,

Notes to Quarterly Report       19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2012, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
International Stock Selection Fund	$187,910	Pool of US Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2012, $3,588,591 of the Central Fund’s net assets represents investments by these Funds, and $12,894,185 represents the investments of other Investment Company Funds not presented herein.

5. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2012, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6. Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional

20      Notes to Quarterly Report

SSgA

International Equity Funds

Notes to Quarterly Report, continued — May 31, 2012 (Unaudited)

or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

7. Subsequent Events

Effective on July 31, 2012 (the “Conversion Date”), the SSgA Funds will cease offering Class R shares and all shareholders holding Class R shares of an SSgA Fund will have their Class R shares automatically converted, pro rata, to Institutional Class shares of the same SSgA Fund.

Notes to Quarterly Report       21

SSgA

International Equity Funds

Shareholder Requests for Additional Information — May 31, 2012 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

22      Shareholder Requests for Additional Information

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 27, 2012